                                                               File No. 33-47811
                                                               File No. 811-6675

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Post-Effective Amendment No. 11                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No.                                                        [ ]
                                 ---------------
                                 ONE FUND, INC.
                           (Exact Name of Registrant)
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Address of Principal Executive Office)
                            Area Code (513) 794-6316
                         (Registrant's Telephone Number)

                          Ronald L. Benedict, Secretary
                                 ONE Fund, Inc.
                                One Financial Way
                             Cincinnati, Ohio 45242
                     (Name and Address of Agent for Service)

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                        1025 Thomas Jefferson Street, NW
                             Washington, D.C. 20007
                                -----------------

Approximate Date of Proposed Public Offering: as soon after the effective date of this registration statement as is practicable.

Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on August 14, 1996 filed its Rule 24f-2 Notice for its most recent fiscal year.

It is proposed that this filing will become effective (check appropriate box):

              immediately upon filing pursuant to paragraph (b)
      ---

              on (date) pursuant to paragraph (b)
      ---

              60 days after filing pursuant to paragraph (a)(1)
       X
      ---     on November 1, 1997 pursuant to paragraph (a)(1)


              75 days after filing pursuant to paragraph (a)(2)
      ---
              on (date) pursuant to paragraph (a)(2) of Rule 485.
      ---
If appropriate, check the following box:
              this post-effective amendment designates a new effective date
      ---     for a previously filed post-effective amendment.

                                 ONE FUND, INC.


                            CROSS REFERENCE TO ITEMS
                             REQUIRED BY Rule 404(a)


N-1A Item
 Part A             Caption in Prospectus
 ------             ---------------------
     1.             Cover Page

     2.             Summary of ONE Fund Expenses
                    Key Features of ONE Fund
                      ONE Fund with Five Portfolios
                      Professional Management
                      Diversification
                      Liquidity
                      Flexibility
                      Service

     3.(a)          Financial Highlights

     3.(b)          Not applicable

     3.(c)          Fund Performance


     4.             About ONE Fund
                      Money Market Portfolio
                      Tax-Free Income Portfolio
                      Income Portfolio
                      Income & Growth Portfolio
                      Growth Portfolio
                      Core Growth Portfolio
                      Small Cap Portfolio
                      International Portfolio
                      Global Contrarian Portfolio
                      Diversification
                      Foreign Securities
                      Hedging Transactions
                    Risk Factors
                      Credit and Market Risks
                      Money Market Portfolio
                      Tax-Free Income Portfolio
                      Income Portfolio
                      Income & Growth Portfolio
                      Growth Portfolio
                      Core Growth Portfolio
                      Small Cap Portfolio
                      International Portfolio
                      Global Contrarian Portfolio
                      Foreign Investments

     5.             ONE Fund Management
                      ONIMCO
                      ONIMCO's Investment Style
                      ONIMCO's Compensation
                      Custody of Assets
                    About ONE Fund


     5A.            Not Applicable


     6.             About ONE Fund
                    ONE Fund Management
                    Key Features of ONE Fund
                      Service
                    Dividends, Distributions and Taxes

     7.             Buying Shares
                      Purchase Price
                      Sales Charges
                    Reducing the Sales Charges
                      Concurrent Purchases
                      Letter of Intent
                      Right of Accumulation
                      Combined Purchases
                      Group Purchases
                      Group Letter of Intent
                      Purchases Without a Sales Charge
                    Flexibility Features
                      Open Accounts
                      Automatic Investing
                      Automatic Reinvesting
                      Cross Investing
                      Transferring
                      Telephone Transfers
                      Automatic Transfers
                      Sales Charge on Certain Transfers

     8.               Check Writing
                      Automatic Withdrawal
                    Redeeming Shares
                      Request in Writing
                      By Telephone
                      Automatically

     9.             Not Applicable

Part B          Caption in Statement of Additional Information
------          ----------------------------------------------
     10.        Cover Page

     11.        Table of Contents

     12.        ONE Fund

     13.        Investment Policies
                  Repurchase Agreements
                  Reverse Repurchase Agreements
                  Money Market Instruments
                  Hedging Transactions
                  Covered Call Options and Put Options
                  Risk Factors with Options
                  Futures Contracts
                    Options on Futures Contracts and Financial Indexes
                    Risk Factors with Futures, Options on Futures and Options
                      on Indexes
                    Risk Factors with Foreign Investments
                    Foreign Currency Hedging Transactions
                    Risk Factors with High-Yield, High-Risk Securities
                  Investment Restrictions
                    (Fundamental)
                    (Nonfundamental)
                  Portfolio Turnover

     14.          ONE Fund
                  Management of ONE Fund
                    Directors and Officers
                    Shareholders' Meetings

     15.          Controlling Persons and Principal Shareholders

     16.          Investment Advisory and Other Services

     17.          Brokerage Allocation

     18.          ONE Fund

     19.          Purchase and Redemption of Shares
                    Reducing the Sales Charge

     20.          Tax Status

     21.          Underwriters

     22.          ONE Fund Performance
                    Current Yield of Money Market Portfolio
                    Current Yield of Tax-Free Income, Income,
                      and Income & Growth Portfolios
                    Total Return

     23.          Financial Statements


Part C            Other Information Caption

     24.          Financial Statements and Exhibits

     25.          Persons Controlled by or Under Common Control with
                    Registrant

     26.          Number of Holders of Securities

     27.          Indemnification

     28. Business and Other Connections of Investment Adviser Business and Other Connections of Sub-adviser
     29.          Principal Underwriters

     30.          Location of Accounts and Records

     31.          Not Applicable

     32.          Undertakings

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                                PROSPECTUS              ONE Financial Way
                                NOVEMBER 1, 1997        Cincinnati, Ohio 45242
                                ONE FUND, INC.          Telephone 1-800-578-8078


CONTENTS
--------

2  Key Features                 ONE Fund Inc. ("ONE Fund") is an open-end
                                management investment company with 9 diversified portfolios, Through the different portfolios,
                                ONE Fund's objectives are to provide:

3  Summary of Expenses          MONEY MARKET PORTFOLIO - current income
                                consistent with preservation of capital and liquidity

5  Financial Highlights         TAX FREE INCOME PORTFOLIO - high current income
                                exempt from federal income taxes.

12  About ONE Fund              INCOME PORTFOLIO - high current income.
                                Preservation of capital is a secondary
                                objective.

22  Dividends, Distributions    INCOME & GROWTH PORTFOLIO - moderate income with
    and Taxes                   the potential for increasing income over time.
                                Growth of capital is also a primary objective.

23  ONE Fund                    GROWTH PORTFOLIO - long-term capital growth.
     Management
                                CORE GROWTH PORTFOLIO - long-term capital appreciation.

27  Buying Shares               SMALL CAP PORTFOLIO - maximum capital growth by
                                investing primarily in common stocks of small and medium sized companies

28 Reducing the Sales Charge    INTERNATIONAL PORTFOLIO - long-term capital
                                growth by investing primarily in common stocks of foreign companies.

30  Flexibility Features        GLOBAL CONTRARIAN PORTFOLIO - long-term growth
                                of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor.

32  Redeeming shares            This prospectus sets forth concisely the
                                information about ONE Fund that you should know before investing. This prospectus should be

34  Fund Performance            retained for future reference. Additional
                                information about ONE Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated
                                November 1, 1997, which is incorporated herein by reference. The Statement of Additional
                                Information is available upon request and without charge by calling or writing ONE Fund at the toll-free telephone number or the address shown above.


INVESTMENTS IN THE MONEY MARKET PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            KEY FEATURES OF ONE FUND

ONE FUND WITH                   ONE Fund is a series mutual fund offering you a
9 PORTFOLIOS                    selection of 9 investment options (portfolios).
                                See "About ONE Fund" on page 12. ONE Fund shares are subject to the risks that the securities in which each portfolio is invested might decrease in value (market risk) or that issuers of income-producing securities might not be able to pay the interest or principal when due (credit risk). Changes in interest rates, securities markets in general or the overall economy can affect the value of ONE Fund shares or the level of dividends.

PROFESSIONAL MANAGEMENT         ONE Fund's assets are managed by Ohio National
                                Investments, Inc. (the "Adviser"). It receives annual compensation, based on each portfolio's net assets, at maximum rates of 0.30% for the Money Market Portfolio, 0.50% for the Income,
                                Income & Growth and Growth Portfolios, 0.60% for the Tax-Free Income Portfolio, 0.65% for the
                                Small Cap Portfolio, 0.90% for the International and Global Contrarian Portfolios and 0.95% for the Core Growth Portfolio. See "The Adviser" on page 23 and "The Adviser's Compensation" on page
                                25. The Adviser contracts with Pilgrim Baxter &
                                Associates, Ltd. ("PBA") (see page 26) for the management of the Core Growth Portfolio and Societe Generale Asset Management Corp. ("SGAM")
                                (See page 26) for the management of the
                                International and Global Contrarian Portfolios.

DIVERSIFICATION                 ONE Fund's portfolios are fully diversified.
                                Your investments are pooled with those of other investors to purchase a greater variety of securities than you might purchase by yourself.
                                See "Diversification" on page 20, and "About ONE
                                Fund" on page 12.

LIQUIDITY                       ONE Fund shares may be redeemed, in whole or in
                                part, at their net asset value upon request. See
                                "Redeeming Shares" on page 32.

FLEXIBILITY                     ONE Fund offers a number of privileges designed
                                to increase your flexibility. Some of these features include the open account plan, dividend payment options, exchange privileges and the automatic withdrawal plan. See "Dividends,
                                Distributions and Taxes" on page 22, and "Flexibility Features" on page 30.


SERVICE ONE Fund's principal underwriter is Ohio National Equities, Inc. ("ONEQ"). You may purchase ONE Fund shares at any time by contacting your registered representative. The purchase of ONE Fund shares includes a maximum sales charge of 5% of the offering price (3% for the Tax-Free Income and Income Portfolios). A number of methods are available for reducing or eliminating the sales charge. There is no sales charge for the Money Market Portfolio. See "Sales Charges" on page 27, and "Reducing the Sales Charge" on page 28.

                                ONE Fund investors may direct service requests to their registered representative or directly to ONE Fund at the toll-free telephone number and address shown on page 1. A shareholder service fee, not to exceed an annual rate of 0.30% (0.17% maximum for the Money Market Portfolio) is paid to qualified dealers. See "Sales Charges" on page 27.


SUMMARY OF ONE FUND EXPENSES

This table and example are provided to help you understand the expenses of investing in ONE Fund and your share of ONE Fund's operating expenses. A variety of ways to reduce the sales charge are available. See "Sales Charges" on page 27, and "Reducing the Sales Charge" on page 28.

The Example enables you to compare the long-term cost of owning ONE Fund versus other funds. Funds with higher recurring operating expenses might, over time, be more expensive than a fund with a higher sales charge but lower recurring operating expenses.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) (1)

Money Market Portfolio        None
Tax-Free Income Portfolio     3.00%
Income Portfolio              3.00%
Income & Growth Portfolio     5.00%
Growth Portfolio              5.00%
Core Growth Portfolio         5.00%
Small Cap Portfolio           5.00%
International Portfolio       5.00%
Global Contrarian Portfolio   5.00%

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):

                                                                                TOTAL OPERATING
                                   MANAGEMENT FEES      12B-1         OTHER         EXPENSES
                                  (AFTER WAIVER)(2)    FEES(3)       EXPENSES    (AFTER WAIVER)
                                  -----------------    -------       --------    --------------
Money Market Portfolio                   0.15%          0.15%          0.50%          0.80%
Tax-Free Income Portfolio                0.45%          0.25%          0.54%          1.24%
Income Portfolio                         0.35%          0.25%          0.61%          1.21%
Income & Growth Portfolio                0.35%          0.25%          0.52%          1.12%
Growth Portfolio                         0.35%          0.25%          0.53%          1.13%
Core Growth Portfolio                    0.95%          0.25%          0.20%          1.40%
Small Cap Portfolio                      0.50%          0.25%          0.60%          1.35%
International Portfolio                  0.90%          0.25%          0.62%          1.87%
Global Contrarian Portfolio              0.90%          0.25%          0.87%          2.02%

EXAMPLE:

A hypothetical investment of $1,000 would incur the following expenses, assuming a 5% annual return:

                                    1 YEAR        3 YEARS      5 YEARS       10 YEARS
                                    ------        -------      -------       --------

Money Market Portfolio               $  8          $ 26          $ 45          $ 99
Tax-Free Income Portfolio              42            68            96           176
Income Portfolio                       42            67            95           173
Income & Growth Portfolio              61            84           109           180
Growth Portfolio                       61            84           109           181
Core Growth Portfolio                  64            92           123           210
Small Cap Portfolio                    63            91           121           205
International Portfolio                68           106           147           260
Global Contrarian Portfolio            70           111           154           275

If the maximum management fees and 12b-1 fees were assessed, the expenses in this hypothetical example would be:

                                   1 YEAR       3 YEARS     5 YEARS      10 YEARS
                                   ------       -------     -------      --------

Money Market Portfolio               $10          $31         $ 54         $119
Tax-Free Income Portfolio             44           74          107          198
Income Portfolio                      44           74          105          195
Income & Growth Portfolio             63           90          119          202
Growth Portfolio                      63           90          120          203
Core Growth Portfolio                 64           94          126          216
Small Cap Portfolio                   65           97          131          226
International Portfolio               69          108          149          265
Global Contrarian Portfolio           70          112          157          280


(1)The Maximum Sales Charge scales down for purchases of $25,000 or more and becomes a contingent deferred sales charge of 0.5%, for 2 years following purchase, for accounts of at least $1 million.

(2)The Adviser is presently voluntarily waiving 0.15% of its Management Fees for certain portfolios. Without those waivers, the Management Fees would be 0.30% for the Money Market Portfolio, 0.60% for the Tax-Free Income Portfolio, 0.50% for the Income, Income & Growth and Growth Portfolios, and 0.65% for the Small Cap Portfolio and the Total Operating Expenses would have been 0.95% for the Money Market Portfolio, 1.39% for the Tax-Free Income Portfolio, 1.36% for the Income Portfolio, 1.27% for the Income & Growth Portfolio, 1.28% for the Growth Portfolio and 1.50% for the Small Cap Portfolio.


(3)The 12b-1 Fees shown are based on an estimate that no individual sales representative will reach critical production levels this year. In later years, these fees could be slightly higher, but no higher than 0.17% for the Money Market Portfolio and 0.30% for the other portfolios.

                                 ONE FUND, INC.
                              FINANCIAL HIGHLIGHTS


The following information is an integral part of ONE Fund's audited financial statements which have been audited by KPMG Peat Marwick LLP, independent certified public accountants, and appear in the Statement of Additional Information (which may be obtained by shareholders), incorporated by reference herein, and should be read in conjunction with the financial statements.



                                                                                        PORTFOLIO
                                                                -----------------------------------------------------
                                                                                       MONEY MARKET
                                                                -----------------------------------------------------
                                                                                                             8-18-92
                                                                              YEAR ENDED JUNE 30,               TO
                                                                 1997        1996        1995        1994    6-30-93
                                                                ------      ------      ------   -------     -------
Per share data (for a share
outstanding throughout
each period):
Net asset value, beginning
of period ....................................................   $1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00
Income from investment operations:
   Net investment income .....................................    0.05        0.05        0.05        0.03      0.02
   Net realized and unrealized gain
     (loss) on investments and
     foreign currency transactions ...........................    0.00        0.00        0.00        0.00      0.00
                                                                ------      ------      ------      ------    ------

   Total from investment operations ..........................    0.05        0.05        0.05        0.03      0.02
                                                                ------      ------      ------      ------    ------
Less distributions:
   Dividends from net
     investment income .......................................   (0.05)      (0.05)      (0.05)      (0.03)    (0.02)
   Distributions from net realized
     capital gains and foreign
     currency transactions ...................................    0.00        0.00        0.00        0.00      0.00
                                                                ------      ------      ------      ------      ----
Total distributions ..........................................   (0.05)      (0.05)      (0.05)      (0.03)    (0.02)
                                                                ------      ------      ------      ------    ------
Net asset value, end of period ...............................   $1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00
                                                                ======      ======      ======      ======    ======
Total return (a) .............................................    4.77%       5.18%       5.06%       3.06%     2.67%(b)
                                                                ======      ======      ======      ======    ======
Ratio (to average net assets)/
   supplemental data:
Ratios net of fees waived
   by adviser (d):
   Expenses ..................................................    0.80%       0.57%       0.51%       0.44%     0.43%(c)
   Net investment income .....................................    4.71%       5.14%       4.99%       2.97%     2.70%(c)
Ratios assuming no waiver of management fees by adviser (d):
    Expenses .................................................    1.04%       0.87%       0.81%       0.74%     0.73%(c)
    Net investment income ....................................    4.47%       4.84%       4.69%       2.67%     2.40%(c)
Portfolio turnover rate ......................................     N/A         N/A         N/A         N/A       N/A
Net assets at end of period (millions) .......................  $ 14.4      $ 15.8      $ 14.1      $ 12.3    $ 21.3


(a) Total return does not reflect the initial sales charge imposed on purchases (see page 27).
(b)   Calculated on an aggregate basis (not annualized).
(c)   Annualized.

(d) Until November 1, 1996, the Adviser elected to waive the entire management fee for the Money Market Portfolio and one-half of the management fees for the Tax-Free Income, Income, Income & Growth, and Small Cap Portfolios. Since that date, the Adviser has elected to waive 0.15% of its management fee for each of these portfolios, but it may cease those waivers, in whole or in part, without prior notice.
(e) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

                                                                           PORTFOLIO
                                           --------------------------------------------------------------------------
                                                  TAX-FREE INCOME                            INCOME
                                           -----------------------------  -------------------------------------------
                                            YEAR ENDED         11-1-94                                        6-18-92
                                             JUNE 30,            TO              YEAR ENDED JUNE 30,           TO
                                           1997     1996       6-3-95     1997   1996     1995      1994      6-30-93
                                           ----     ----       ------     ----   ----     ----     ------     -------
Per share data (for a share
outstanding throughout
each period):

Net asset value, beginning
of period ..............................   $10.79  $10.66      $10.00   $ 9.59   $ 9.78   $ 9.39   $ 10.43    $10.00
Income from investment operations:
   Net investment income ...............     0.53    0.56        0.35     0.61     0.63     0.65      0.62      0.45
   Net realized and unrealized gain
     (loss) on investments and
     foreign currency transactions .....     0.30    0.13        0.66     0.16    (0.19)    0.39     (0.98)     0.45
                                           ------  ------     -------    -----    -----   ------   -------    ------
       Total from investment
       operations ......................     0.83    0.69        1.01     0.77     0.44     1.04     (0.36)     0.90
                                           ------  ------     -------    -----    -----   ------   -------    ------
Less distributions:
   Dividends from net
     investment income .................    (0.53)  (0.56)      (0.35)   (0.61)   (0.63)   (0.65)    (0.62)    (0.45)
   Distributions from net realized
     capital gains and foreign
     currency transactions .............     0.00    0.00        0.00     0.00     0.00     0.00     (0.06)    (0.02)
                                           ------  ------      ------   ------   ------   ------   -------    ------
Total distributions ....................    (0.53   (0.56)      (0.35)   (0.61)   (0.63)   (0.65)    (0.68)    (0.47)
                                           ------  ------      ------   ------   -------  ------   -------    ------
Net asset value, end of period .........   $11.09  $10.79      $10.66   $ 9.75   $ 9.59   $ 9.78   $  9.39    $10.43
                                           ======  ======      ======   ======   ======   ======   =======    ======
Total return (a) .......................     7.82%   6.59%      10.26%(b) 8.26%    4.61%   11.58%   ( 3.79%)    9.56%(b)
                                           ======  ======      ======   ======   ======    =====   =======    ======
Ratio (to average net assets)/
  supplemental data:
Ratios net of fees waived
  by advisor (d):
  Expenses .............................     1.24%   0.94%       0.91%(c) 1.21%    0.97%    0.85%     1.02%     1.11%(c)
Net investment income ..................     4.81%   5.20%       5.04%(c) 6.29%    6.50%    6.80%     6.10%     5.07%(c)
Ratios assuming no waiver of management
    fees by adviser (d):
  Expenses .............................     1.45%   1.24%       1.21%(c) 1.51%    1.22%    1.10%     1.27%     1.36%(c)
  Net investment income ................     4.60%   4.90%       4.74%(c) 5.99%    6.25%    6.55%     5.85%     4.82%(c)
  Average Commission rate (e)...........      N/A     N/A         N/A      N/A      N/A      N/A       N/A       N/A
Portfolio turnover rate ................        6%      8%          0%      10%       9%       4%        6%        6%
Net assets at end of period (millions) .   $  6.8  $  6.3      $  5.7    $ 6.6    $ 7.0    $ 7.1    $  4.6     $ 5.7







                                                 PORTFOLIO
 -------------------------------------------------------------------------------------------------------
                  INCOME & GROWTH                                                GROWTH
 -----------------------------------------------       --------------------------------------------------
                                         8-18-92                                                 8-18-92
          YEAR ENDED JUNE 30,               TO                   YEAR ENDED JUNE 30,               TO
  1997      1996      1995       1994    6-30-93       1997         1996       1995     1994      6-30-93
 ------    ------    ------    -------   -------       ----       ------     ------    -----     ---------
$12.78     $11.57    $10.65    $10.96    $10.00       $15.47      $13.03     $11.67     $11.63     $10.00

  0.38       0.38      0.41      0.33      0.27         0.07        0.14       0.16       0.12       0.12


  2.39       1.27      1.54     (0.11)     0.96         2.73        2.72       2.17       0.22       1.69
------     ------    ------    ------    ------       ------      ------     ------     ------     ------

  2.77       1.65      1.95      0.22      1.23         2.80        2.86       2.33       0.34       1.81
------     ------    ------    ------    ------       ------      ------     ------     ------     ------


 (0.38)     (0.37)    (0.41)    (0.33)    (0.27)       (0.07)      (0.14)     (0.16)     (0.12)     (0.12)


 (0.28)     (0.07)    (0.62)    (0.20)     0.00        (0.68)      (0.28)     (0.81)     (0.18)     (0.06)
------     ------    ------    ------    ------       ------      ------     ------     ------     ------
 (0.66)     (0.44)    (1.03)    (0.53)    (0.27)       (0.75)      (0.42)     (0.97)     (0.30)     (0.18)
------     ------    ------    ------    ------       -------     ------     ------     ------     ------
$14.89     $12.78    $11.57    $10.65    $10.96       $17.52      $15.47     $13.03     $11.67     $11.63
======     ======    ======    ======    ======       =======     ======     ======     ======     ======
 22.34%     14.50%    19.41%     1.96%    12.49%(b     18.68%      22.22%     20.54%      2.85%     18.26%(b
======     ======    ======    ======    ======       =======     ======     ======     ======     ======




  1.12%      0.89%     0.81%     0.94%     1.07%(c      1.13%       0.90%      0.83%      1.04%      1.30%(c
  2.77%      3.10%     3.69%     3.08%     3.09%(c      0.43%       0.99%      1.35%      1.04%      1.31%(c


  1.31%      1.14%     1.06%     1.19%     1.32%(c      1.32%       1.15%      1.08%      1.30%      1.55%(c
  2.58%      2.85%     3.44%     2.83%     2.84%(c      0.24%       0.74%      1.10%      0.79%      1.06%(c
$ 0.07        N/A       N/A       N/A       N/A        $0.07         N/A        N/A        N/A        N/A
    14%         7%       25%       14%       24%          27%         22%        24%         8%        26%
$ 13.1      $10.8    $  7.7    $  7.5     $ 6.7        $13.3       $11.8      $ 7.0      $ 5.3      $ 4.3


                                                         PORTFOLIO
                                            -------------------------------------------
                                             CORE
                                            GROWTH               SMALL CAP
                                           ---------    -------------------------------

                                            11-1-96         YEAR  ENDED         11-1-94
                                              TO              JUNE 30,            TO
                                            6-30-97       1997        1996      6-30-95
                                            --------     -------    -------     -------
Per share data (for a share
outstanding throughout
each period):
Net asset value, beginning
of period ..............................     $10.00      $12.82       $10.63     $10.00
Income from investment operations:
   Net investment income ...............      (0.08)       0.11         0.26       0.22
   Net realized and unrealized gain
     (loss) on investments and
     foreign currency transactions .....      (0.06)       1.67         2.26       0.67
                                             ------      ------       ------     ------
       Total from investment
       operations ......................      (0.14)       1.78         2.52       0.89
                                             ------      ------       ------     ------
Less distributions:
   Dividends from net
     investment income .................       0.00       (0.11)       (0.25)     (0.22)
   Distributions from net realized
     capital gains and foreign
     currency transactions .............       0.00       (1.19)       (0.08)     (0.04)
                                             ------      ------       ------     ------
Total distributions ....................       0.00       (1.30)       (0.33)     (0.26)
                                             ------      ------       ------     ------
Net asset value, end of period .........     $ 9.86      $13.30       $12.82     $10.63
                                             ======      ======       ======     ======
Total return (a) .......................      (1.40%)(b)  14.82%       24.10%      8.91%(b)
                                             ======      ======       ======     ======
Ratio (to average net assets)/
  supplemental data:
Ratios net of fees waived
    by advisor (d):
  Expenses .............................       1.35% (c)   1.35%       0.94%       1.00%(c)
  Net investment income ................      (0.87%)(c)   0.89%       2.21%       3.19%(c)
Ratios assuming no waiver of management
     fees by advisor (d):
  Expenses .............................       1.40% (c)   1.62%        1.27%      1.31%(c)
  Net investment income ................      (0.92%)(c)   0.62%        1.88%      2.88%(c)
  Average commission rate (e) ..........      $0.05       $0.08          N/A        N/A
Portfolio turnover rate ................         80%         34%          34%         8%
Net assets at end of period (millions) .      $ 5.5       $ 5.2        $ 4.5      $ 2.9


                                                      PORTFOLIO
  -------------------------------------------------------------------------------------------------
                        INTERNATIONAL                                    GLOBAL CONTRARIAN
  ---------------------------------------------------------     ----------------------------------
                                                   4-30-93                                11-1-94
                YEAR ENDED JUNE 30,                  TO            YEAR ENDED JUNE 30,       TO
     1997        1996        1995        1994      6-30-93         1997         1996      6-30-95
  ---------   ---------   ---------   ---------   ---------     ---------    ---------   ---------




  $   14.47   $   12.89   $   13.32   $    9.90   $   10.00     $   11.48    $   10.01   $   10.00

       0.14        0.10        0.14        0.05        0.03          0.20         0.16        0.17


       1.92        2.24        0.63        4.01       (0.10)         0.99         1.61        0.13
  ---------   ---------   ---------   ---------   ---------     ---------    ---------   ---------

       2.06        2.34        0.77        4.06       (0.07)         1.19         1.77        0.30
  ---------   ---------   ---------   ---------   ---------     ---------    ---------   ---------


      (0.15)      (0.39)      (0.14)      (0.05)      (0.03)        (0.21)       (0.23)      (0.17)


      (0.93)      (0.37)      (1.06)      (0.59)       0.00         (0.67)       (0.07)      (0.12)
  ---------   ---------   ---------   ---------   ---------     ---------    ---------   ---------
      (1.08)      (0.76)      (1.20)      (0.64)      (0.03)        (0.88)       (0.30)      (0.29)
  ---------   ---------   ---------   ---------   ---------     ---------    ---------   ---------
  $   15.45   $   14.47   $   12.89   $   13.32   $    9.90     $   11.79    $   11.48   $   10.01
  =========   =========   =========   =========   =========     =========    =========   =========
      14.76%      18.65%       6.44%      40.65%      (0.68%)(b)    11.11%       17.84%       2.99%(b)
  =========   =========   =========   =========   =========     =========    =========   =========




       1.87%       1.72%       1.50%       1.50%       2.32%(c)      2.02%        2.14%       2.05%(c)
       0.99%       0.70%       1.11%       0.46%       1.93%(c)      1.78%        1.49%       2.85%(c)


       1.98%       1.72%       1.50%       1.50%       2.32%(c)      2.21%        2.14%       2.05%(c)
       0.88%       0.70%       1.11%       0.46%       1.93%(c)      1.59%        1.49%       2.85%(c)
  $    0.02         N/A         N/A         N/A         N/A     $    0.01          N/A         N/A
          9%         20%         39%         27%          0%            6%          26%          8%
  $    19.3   $    15.1   $    12.0   $    10.4   $     3.2     $     6.3    $     5.7   $     3.9


                           ABOUT ONE FUND

                           ONE Fund was incorporated in Maryland on April 24, 1992. It is an open-end management investment company, commonly called a "mutual fund". ONE Fund has 9 fully diversified portfolios as described below. Equity interests in each portfolio are represented by a separate class of ONE Fund's capital shares having a par value of one tenth of one cent per share.

Shares of each portfolio   All shares of all portfolios have one vote per share
participate equally in     and are freely transferable, except that only shares
its assets and dividends.  of a particular portfolio are entitled to vote on matters affecting only that portfolio. Approval of certain matters by a vote of all ONE Fund shareholders may not be binding on a portfolio whose shareholders have not approved that matter. Each share of each portfolio is entitled to participate equally in its dividends, distributions and net assets.

                           The Adviser is a wholly-owned subsidiary of The Ohio National Life Insurance Company ("ONLI"). They and other Ohio National companies are located at One Financial Way, Cincinnati, Ohio 45242.

Each portfolio has its     Each portfolio of ONE Fund has a different investment
own investment objectives  objective and pursues that objective through its own
and policies.              investment policies. These differences mean that the
                           total returns and risks for each portfolio will be different. Of course, the achievement of investment objectives cannot be assured because of the risks of fluctuating prices of the underlying securities.

                           The investment objectives and the fundamental investment restrictions (which are described in the Statement of Additional Information) for each portfolio can only be changed if approved by a vote of the shareholders of the affected portfolio. All other investment practices may be changed by ONE Fund's Board of Directors.

MONEY MARKET PORTFOLIO     The objective of the Money Market Portfolio is to
Current income,            provide current income consistent with preservation
preservation of capital    of capital and liquidity. Essentially all the assets
and liquidity.             of this portfolio will be invested in high quality
                           cash equivalent securities maturing in 13 months or less, including securities issued by (or guaranteed by) the U.S. Government or its agencies or instrumentalities, commercial paper, corporate bonds and notes, certificates of deposit, bankers' acceptances and repurchase agreements. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.

                           The dollar-weighted average maturity of all securities in this portfolio will never be more than 90 days. The Statement of Additional Information provides a more complete description of the types of financial instruments in which this portfolio may invest.

Money Market Portfolio     The Money Market Portfolio offers a high degree of
risk factors.              safety (although not guaranteed), but little
                           opportunity for above-average long-term return.
                           Income will fluctuate with changes in the level of short-term interest rates.

                           ONE Fund intends to maintain the net asset value of the Money Market Portfolio at a constant $1 per share by paying out all income in the form of daily share dividends. To avoid fluctuations in the prices of portfolio securities, ONE Fund intends to hold all securities in this portfolio to maturity and to value securities based on the amortized-cost method.

                           At least 95% of the assets of the Money Market Portfolio will be invested in "first-tier" short-term debt instruments. Purchases of other short-term debt instruments of a single issuer will be limited to the greater of 1% of its total assets or $1 million. In addition to U.S. Government securities, the first tier includes commercial paper, certificates of deposit and bankers' acceptances that have received the highest rating by any two nationally recognized statistical rating organizations ("NRSROs"), or the highest rating by one NRSRO if that is the only NRSRO having rated the security, or whose issuer has received such a rating or ratings with respect to a class of short term debt obligations that is now comparable in priority and security to those to be purchased.

TAX-FREE INCOME PORTFOLIO     The objective of the Tax-Free Income Portfolio is
High current income exempt    to provide high current income exempt
from federal income taxes.    from federal income taxes. Preservation of capital
                              is a secondary objective.

                              Normally, substantially all (at least 85%) of the assets of this portfolio will be invested in investment grade municipal securities. As a temporary defensive measure, during times of adverse market conditions, up to 50% of the portfolio's assets may be invested in short-term securities, including those which are not municipal securities. Interest income from investments other than municipal securities will be taxable to you as ordinary income.

                              Municipal securities are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal securities that may be held by the Portfolio are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. In addition, the interest on private activity bonds issued after August 7, 1986 is subject to the federal alternative minimum tax. For this reason, the Portfolio will not invest more than 5% of its assets in such obligations.

Investment grade              This portfolio will only purchase investment grade
Municipal securities.         securities. Generally, bonds rated in one of the
                              top four rating categories are considered investment grade. No more than 25% of its assets may be invested in securities having, at the time of purchase, the fourth highest rating (Baa by Moody's and BBB by Standard & Poor's).

Tax-Free Income               The financial risk for this portfolio is kept
Portfolio risk factors.       fairly low by restricting purchases to investment
                              grade securities and further restricting the purchase of securities in the fourth highest rating category to a maximum of 25% of assets.
                              Securities in the fourth highest category, while considered investment grade, may have some speculative characteristics and the issuer's ability to pay interest or repay principal may be weaker under adverse economic conditions or changing circumstances.

                              The degree of market risk for debt securities increases with the length of time remaining to their maturity. During periods of rising interest rates, the market prices of all income producing securities tend to decline. Conversely, when interest rates fall, the market prices of such securities tend to rise. The values of such securities will also vary as a result of changing economic conditions or changing evaluations by investors and rating organizations of the ability of the issuers to meet interest and principal payments. Thus, there is always a risk of principal loss or gain associated with the portfolio. However, changes in the values of municipal securities held by the portfolio will not affect income derived from those securities unless the issuer defaults on its interest payments.

                              From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities.


INCOME PORTFOLIO              The objective of the Income Portfolio is to
High current income and       provide high current income. Preservation of
preservation of capital.      capital is a secondary objective. The Adviser will
                              seek to preserve capital by shortening the average maturity of this portfolio during times of volatile interest rates. Shorter maturities reduce exposure to interest risk and correspondingly reduce the risk of loss of capital.

                              Normally, at least 85% of the assets of this portfolio will be invested in investment-grade fixed income securities and the equivalent, including corporate bonds, securities issued by (or guaranteed by) the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and cash equivalents. The remainder may be invested in below-investment-grade corporate bonds. Generally, bonds rated in one of the top four rating categories are considered investment grade. However, those in the fourth highest category (Moody's Baa or Standard & Poor's
                              BBB) may have speculative characteristics and the issuer's ability to pay interest or repay principal under adverse economic conditions or changing circumstances may be weaker.

                              While this portfolio may invest in high-yield, or "junk" bonds, at no time will any such bond be purchased if it would result in more than 15% of the assets of this portfolio being represented by such securities. Bonds rated below the second highest below-investment grade category (B) by Moody's or Standard & Poor's will not be purchased.

Income Portfolio              The Income Portfolio is primarily invested in
risk factors.                 securities that the Adviser believes present
                              relatively low risk. To the extent deemed prudent, the Adviser will also seek to increase the income to this portfolio by positioning no more than 15% of its assets in high-yield bonds, provided that the differences in yield appear to be sufficient to justify the higher risks involved. The market value of such a security is likely to fluctuate more than that of an investment grade bond, especially during periods of economic uncertainty or when the issuer's ability to pay the interest or principal might be in doubt. At times when an issuer's credit-worthiness is not perceived to be sound, the portfolio's ability to sell the security or to obtain current pricing information might also be impaired.


                              With debt securities, the degree of financial risk generally increases the lower the security is rated, and the degree of market risk increases with the length of time remaining to maturity. During periods of rising interest rates, the market prices of all income producing securities will tend to decline. Conversely, when interest rates fall, the market prices of such securities will tend to rise. Thus, there is always a risk of principal loss or gain associated with this portfolio. In addition, changes in economic conditions in general, or changes in an issuer's financial condition, might impair the ability of an issuer to timely pay interest and principal, thus adversely affecting the market price of such securities.


INCOME & GROWTH               The objective of the Income & Growth Portfolio is
PORTFOLIO                     to provide moderate income with the potential for
Moderate income with the      increasing income over time. Growth of capital is
potential for increasing      also a primary objective.
income and growing capital.
                              At least 90% of the assets of this portfolio will be invested in income producing securities.
                              Normally, at least 50% of the assets will be invested in dividend-paying common stocks. The remaining assets will be invested in preferred stocks, corporate bonds, convertible bonds, securities issued by (or guaranteed by) the U.S.
                              Government or its agencies or instrumentalities, mortgage-backed securities, or cash and cash equivalents. See the discussion of investment grade bonds under "Income Portfolio," above.

Income & Growth               The risk factors related to the Income Portfolio
Portfolio risk factors.       will also apply to the debt security portion of
                              this portfolio, and the risk factors related to the Growth Portfolio will apply to the stock portion of this portfolio. However, market risk factors for debt securities and stocks often (but not always) tend to offset each other.

GROWTH PORTFOLIO              The objective of the Growth Portfolio is to
Long-term growth.             provide long-term capital growth. Current income
                              is incidental to the objective of capital growth.

                              Normally, at least 90% of the assets of this portfolio will be invested in common stocks and securities convertible into common stocks. Selection of stocks is not limited with regard to whether the stocks are exchange-listed or dividend-paying or whether they are issued by companies of any particular size. The remaining assets will be held in preferred stocks, investment grade corporate bonds, U.S. Government securities, or short term obligations and cash equivalents.

                              There may be circumstances where the Adviser deems it prudent to temporarily invest a larger portion of the assets in cash or cash equivalents for defensive purposes or to meet anticipated redemption requests.

Growth Portfolio              Stocks are selected for this portfolio based on
risk factors.                 their equity characteristics. Securities ratings
                              are generally not a factor in stock selection.
                              While common stocks offer greater opportunities than other securities for long-term total return, their prices are subject to substantial fluctuation. Among factors affecting stock prices in general are economic and financial trends, expectations about business activity, and anticipation of changes in corporate earnings.

CORE GROWTH PORTFOLIO         The objective of the Core Growth Portfolio is to
Long-term capital             provide long-term capital appreciation by
appreciation.                 investing primarily in equity securities of large,
                              medium and small companies that PBA believes have strong earnings growth and long-term capital appreciation prospects. PBA seeks companies poised for rapid growth that have a history of above-average earnings growth, demonstrate the ability to sustain that growth, and operate in industries or markets experiencing increased demand for their products or services.

PBA's investment              In managing the Core Growth Portfolio, PBA uses
process.                      both quantitative and fundamental processes
                              focusing on quality earnings growth. PBA begins by creating a universe of rapidly growing companies having desired quality characteristics. Using proprietary software and research models that incorporate attributes of successful growth (such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth), PBA creates a universe of growing companies. Then, using fundamental research, PBA evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, PBA seeks to construct an investment portfolio having strong growth characteristics.

Core Growth Portfolio         This portfolio's investments in small and medium
risk factors.                 capitalization companies may experience greater
                              price volatility than portfolios investing primarily in larger, more established companies.
                              Because the universe of companies in which this portfolio invests will experience stock price volatility, it is important that investors maintain a long-term investment perspective. There can be no assurance that PBA's techniques will be successful.


SMALL CAP PORTFOLIO           The objective of the Small Cap Portfolio is to
Capital growth through        provide maximum capital growth by investing
stocks of small and medium    primarily in common stocks of small and medium
sized companies.              sized companies.  Ordinarily, these companies are
                              not listed on a national securities exchange but will be traded over the counter.

                              Under normal market conditions, at least 65% of this portfolio's assets will be invested in common stocks of companies with market capitalizations of less than $1 billion. However, under unusual market conditions, it may temporarily invest more than 35% of its assets in larger companies if they appear to present better prospects for capital appreciation.

Small Cap Portfolio           Investments in this portfolio generally involve a
risk factors.                 high degree of market and financial risk. Small
                              and medium sized companies selected for this portfolio are generally those that are still in the developing stages of their life cycles and are able to achieve rapid growth in sales, earnings and share prices. Investments in these companies involve greater risk than is customarily associated with more established companies because smaller or newer companies often (a) are dependent on one-person management, (b) have limited product lines, markets or financial resources, (c) their securities may have limited marketability, and (d) the price of their common stock may be subject to more abrupt or erratic movements than securities of larger, more established companies or the market averages.


INTERNATIONAL PORTFOLIO       The objective of the International Portfolio is to
Long-term growth              provide long-term capital growth by investing
through foreign stocks.       primarily in common stocks (and securities
                              convertible into common stocks) of foreign companies. This portfolio may also invest in fixed-income securities of foreign issuers. When deemed appropriate for temporary defensive purposes, it may invest in short-term debt instruments of U.S. or foreign issuers, in U.S.
                              Government obligations, or in U.S. common stocks.

                              As a nonfundamental policy, this portfolio will not invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom. While there is no restriction limiting the countries in which the portfolio may invest, it normally will invest only in countries with developed securities markets and developed or developing economies, and for which the Board of Directors has determined custody arrangements are reasonable.


International Portfolio       This portfolio provides a means for you to
risk factors.                 diversify your investments by participating in
                              companies and economies outside the U.S. However, as described below, investing in foreign securities may involve a greater degree of risk than investing in domestic securities. See the discussion of risk factors under "Foreign
                              Securities" on page 21.


GLOBAL CONTRARIAN             The objective of the Global Contrarian Portfolio
PORTFOLIO                     is to provide long-term growth of capital by
Long-term growth.             investing in foreign and domestic securities that,
Foreign and domestic          in the judgment of the portfolio manager, are
undervalued or out-of-favor   undervalued or presently out of favor with other
securities.                   investors, but have positive prospects for
                              eventual recovery. While this portfolio will primarily invest in common stocks (and securities convertible into common stocks), it may also invest in fixed income securities that appear to be undervalued or out of favor. Not more than 20% of the Portfolio's assets may be invested in fixed income securities rated below investment grade. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in conformity with its investment objectives.

                              As a nonfundamental policy, this portfolio will not invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom. There is no other restriction limiting the countries in which the portfolio may invest, but it will only invest in countries for which the Board of Directors has determined custody arrangements are reasonable.

Global Contrarian             A substantial portion of this portfolio (not less
Portfolio risk factors.       than 25%) will be invested in foreign securities,
                              in at least three countries, under normal market conditions. To that extent, the risk factors described under "Foreign Securities" will apply.
                              See page 21. Fixed income securities rated below investment grade present the higher risk characteristics described under "Income Portfolio risk factors" on page 16. In addition, "contrarian" investing generally involves substantial risks, particularly in the short term.
                              Companies or market segments that appear to be undervalued or are out of favor with investors may remain so for an extended period of time or may never recover. Investors should only consider this portfolio for long-term investments and to the extent that they are willing to be exposed to a higher degree of risk than is present with the other portfolios.

DIVERSIFICATION               Each portfolio is fully diversified.  No more than
No more than 5% will          5% of the value of the total assets of each
be invested in one company    portfolio, as of the time any portfolio security
and 25% in one industry.      is purchased, will be invested in the securities
                              of any one issuer. No more than 25% of the value of the total assets of each portfolio, as of the time any portfolio security is purchased, will be invested in any one industry. For the Money Market
                              Portfolio, these restrictions do not apply to U.S.
                              Government securities, and the "industry" restriction does not apply to financial institutions or, with respect to the Tax-Free
                              Income Portfolio, to municipal securities (other than industrial revenue bonds). Each portfolio other than the Money Market and Tax-Free Income
                              Portfolios, to the limited extent permitted by its investment restrictions and applicable law, reserves the right to purchase securities of closed-end investment companies with appropriate investment restrictions.

CREDIT AND MARKET RISKS       All securities are subject, to some degree, to
                              credit risk and market risk. Credit risk refers to the ability of an issuer of a debt security to pay its principal and interest, and to the earnings stability and overall financial soundness of an issuer of an equity security. Market risk refers to the volatility of a security's price in response to changes in conditions in securities markets in general and, particularly in the case of debt securities, changes in the overall level of interest rates. Higher risk levels are usually equated to higher potential total return, but higher risk investments have a greater potential for loss as well.

                              Generally, the greatest degree of market and credit risk can be expected with the International Portfolio, and the lowest degree of such risks can be expected with the Money Market Portfolio. A more detailed summary of risk factors is contained in the Statement of Additional Information.

FOREIGN SECURITIES            The Income, Income & Growth, Growth, Core Growth
Up to 20% may be              and Small Cap Portfolios may each invest up to 20%
invested in other countries.  of its assets in the securities of foreign issuers
                              (including private issuers and foreign governments or political subdivisions, agencies or instrumentalities of foreign governments),
                              American Depository Receipts, and the securities of United States domiciled issuers that are denominated in foreign currency. The Money Market
                              Portfolio may invest up to 50% of its assets in such securities, provided they are denominated in U.S. dollars and held in custody in the United
                              States. The Tax-Free Income Portfolio will not invest in foreign securities. At least 25% of Global Contrarian Portfolio assets, and normally all of International Portfolio assets, will be invested in foreign securities at all times.

Foreign Securities            Investments in foreign securities involve added
risk factors.                 risk factors. These factors include changes in
                              currency exchange rates, currency exchange control regulations, the possibility of seizure or nationalization of companies, political or economic instability, imposition of unforeseen taxes, the possibility of financial information being difficult to obtain or difficult to interpret under foreign accounting standards, the necessity of trading in markets that in relation to U.S. markets may be more volatile or less efficient and have available less information concerning issuers, or the imposition of other restraints that might adversely affect investments.

                              Except for the International and Global Contrarian Portfolios, foreign investments will not normally constitute a substantial portion of ONE Fund assets. However, the Adviser may invest in foreign securities whenever deemed prudent, particularly when deemed advantageous to offset market or economic factors prevailing in the U.S. In addition, a number of large, multi-national foreign corporations have a substantial business presence in the U.S. and their securities are widely traded in this country.

HEDGING TRANSACTIONS          Each portfolio, other than the Money Market
Hedging transactions seek     Portfolio, for hedging purposes, may (a) write
to limit portfolio            call options traded on a registered national
volatility.                   securities exchange, if the portfolio owns the
                              underlying securities, and purchase call options for the purpose of closing out options it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures contracts and options thereon,
                              (d) purchase and sell financial index options, and
                              (e) engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities. However, no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of a portfolio would be hedged by options or futures contracts, and no more than 5% of the total assets, at market value, of a portfolio may be used for premiums on open options and initial margin deposits on futures contracts, and not more than 5% of portfolio's assets may be invested in foreign currency hedging transactions. Hedging transactions and their associated risks are more fully described in the Statement of Additional Information.


                              DIVIDENDS, DISTRIBUTIONS AND TAXES
                              Each portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is ONE Fund's policy to comply with the provisions of the Code regarding distributions of net investment income and net realized capital gains so that ONE Fund will not be subject to federal income tax on amounts distributed. Consequently, ONE Fund distributes to its shareholders each year substantially all of its net investment income and net realized capital gains (if any).

                              ONE Fund shareholders are taxed on distributed income and capital gains. To the extent that Tax-Free Income Portfolio dividends are derived from tax-exempt interest, they are exempt from federal income tax, but you are still required to report them as tax-exempt interest income on your tax return. Shareholders who are not subject to income tax would not be required to pay tax on amounts distributed to them. ONE Fund will inform shareholders of the amount and federal income tax status of distributed income and capital gains.

Money Market,                 For the Money Market, Tax-Free Income, and Income
Tax-Free Income,              Portfolios, all of the undistributed net income
and Income Portfolio          is accrued as daily dividends to shareholders of
dividends are accrued         record immediately before each computation of the
daily and paid monthly.       net asset value of these portfolios. Dividends
                              (representing net investment income) will normally be paid monthly to shareholders of those 3 portfolios.

Dividends for the other       Dividends will normally be paid at the end of
portfolios are paid at        March, June, September and December to Income &
the end of each quarter.      Growth, Growth, Core Growth, Small Cap,
                              International. and Global Contrarian Portfolio shareholders. Any net realized capital gains for all portfolios will be distributed annually.
                              However, ONE Fund's Board of Directors may declare such dividends at other intervals.

                              ONE FUND MANAGEMENT


The Directors are             The Board of Directors is responsible for ONE
elected by the shareholders   Fund's overall management and direction. The Board
and are responsible for       approves all significant agreements including
overall management.           those with the Adviser, the Core Growth
                              Portfolio's subadviser (PBA), the International and Global Contrarian Portfolios' subadviser
                              (SGAM), ONE Fund's principal underwriter (ONEQ), its custodians (Investors Fiduciary Trust Co. for the International and Global Contrarian Portfolios and Star Bank for the other portfolios), and its transfer agent and fund accounting agent, American Data Services, Inc. ("ADS"). Board members are elected by the shareholders for three-year terms. Shareholder meetings are normally held every 3 years. As a result of ONLI's ownership of ONE Fund shares, it is a controlling person of each portfolio of ONE Fund other than the International Portfolio.


THE ADVISER                   The Adviser manages the investment and
                              reinvestment of ONE Fund assets, subject to the supervision of the Board of Directors.

                              The Adviser also serves as the investment adviser to Ohio National Fund, Inc. It has served in both advisory capacities since May 1, 1996. The Adviser's predecessor, O.N. Investment Management Company, was the investment adviser to ONE Fund since ONE Fund's inception in 1992 and to Ohio National Fund, Inc. since its inception in 1970. The Adviser, like its predecessor, uses ONLI's investment personnel and administrative systems.

ONE Fund's Portfolio          The individuals primarily responsible for the
Managers.                     day-to-day management of ONE Fund's portfolios
                              from their inception are Joseph Brom, Jed Martin, Michael Boedeker, Stephen Williams, James McCall,
                              Ellen McGee, Keith Hanson, and Jean-Marie
                              Eveillard.

                              Joseph Brom is president of the Adviser and senior vice president and chief investment officer of ONLI. He oversees the management of the Money Market, Tax-Free Income, Income, Income & Growth, Growth and Small Cap Portfolios. He is a chartered financial analyst with a bachelor's degree in economics and finance and a law degree from the University of Wisconsin. He has been an investment officer of ONLI since 1975 and previously had 15 years of experience in securities management.

                              Jed Martin, a vice president of the Adviser, has managed the Money Market Portfolio since 1996. He is a chartered financial analyst with a bachelor's degree in mechanical engineering from the University of Kentucky and a master of business administration in finance from Indiana University. He has been an investment analyst and portfolio manager for ONLI since 1985.

                              Michael Boedeker, a vice president of the Adviser, has managed the Tax-Free Income and Income Portfolios from the inception of each. He is a chartered financial analyst with a bachelor's degree in business and a master of business administration degree in finance from Indiana

                                University. He has been vice president of fixed income securities for ONLI since 1989 and previously had over 20 years of experience in fixed income securities and mutual fund management, most recently as senior vice president and chief investment office of Mutual Security Life Insurance Co. for more than 5 years.

                                Stephen Williams, a vice president of the Adviser, has managed the Income & Growth and Growth Portfolios since the inception of each. He has a bachelor's degree in finance from the University of Cincinnati. He has been vice president of equity securities for ONLI since 1997 and was an investment analyst and director of securities for ONLI for 20 years before that.

                                James McCall co-manages the Core Growth
                                Portfolio, being primarily responsible for the portfolio's large and mid-cap investments. He has been a portfolio manager with PBA since 1994. For nine years prior to that he was a portfolio manager with First National Bank of Maryland. Mr. McCall is a chartered financial analyst. He has a bachelor's degree from the Philadelphia College of Pharmacy & Science and masters degrees in pharmacy and business administration from the University of Utah. He spent ten years as a pharmacist before entering the investment field.

                                Ellen McGee co-manages the Core Growth
                                Portfolio, being primarily responsible for the portfolio's small and micro-cap investments. She has been a portfolio manager with PBA since 1997. For three years prior to that, she was a senior portfolio manager for First Union National Bank and NationsBank, and she spent eight years before that managing institutional portfolios for First National Bank of Maryland. Ms. McGee is a chartered financial analyst. She has a bachelor's degree from Rutgers University.

                                Keith Hanson, a vice president for the
                                Adviser, has managed the Small Cap Portfolio since 1996. He is a chartered financial analyst with a bachelor's degree in business administration from Marquette University. He has been an investment analyst and portfolio manager for ONLI since 1994. For a year prior to that, he was a research analyst in the evaluation of small businesses for Blum & Colombe, SC, and for seven years before that he was a securities analyst for Johnson Asset Management.

                                Jean-Marie Eveillard, president of SGAM, has managed the International and Global Contrarian Portfolios since the inception of each. He is a graduate of the Ecole des Hautes Etudes Commerciales in Paris. He has been president of SoGen International Fund since 1984 and for 21 years prior to that had been a securities analyst and mutual fund manager of Societe Generale and SoGen International Fund.

THE ADVISER'S                   The Adviser's basic mutual fund investment
INVESTMENT STYLE                philosophy is to seek value at reasonable
                                prices. This philosophy is implemented through both macroeconomic and microeconomic analyses using both quantitative and qualitative measurements.

The Adviser's value investing   The macroeconomic (top-down) analysis generates
style uses both a top-down and  a forecast based on economic, political and
a bottom-up approach.           demographic trends. This macro view identifies
                                those business sectors and industries most likely to benefit from expected conditions or events. Once these sectors and industries are determined, a universe of potential investments is selected. The macroeconomic analysis also tests the reasonableness of current securities valuations in anticipation of short-term and intermediate-term capital market movements.

                                The microeconomic (bottom-up) analysis of the selected universe of securities is carried out jointly by the Adviser's securities analysts and portfolio managers.

Stock selection is based        Stock selection is determined primarily through
on fundamental research         fundamental research. Through both proprietary
and technical indicators.       and nonproprietary research capabilities, the
                                Adviser anticipates a company's future earnings potential. Then, certain quantitative factors are reviewed to assure that the stock's current price is consistent with its historical range and earnings potential. These and other technical indicators are reviewed to gain an understanding of how investors perceive the stock relative to its industry and the overall market.

Bond selection is based on      Bond selection is determined primarily through
credit analysis and interest    credit analysis. Initially, credit analysis
rate forecasts.                 evaluates the probability that the issuer will
                                meet its scheduled interest and principal payments. This requires the Adviser to conduct industry-, company- and indenture-specific analyses. A second dimension of bond selection is to anticipate bond price movements which are caused by changes in prevailing interest rates.

The Adviser uses                The value investing approach is used by the
sell disciplines.               Adviser both to determine securities to be
                                acquired and those to be sold.


THE ADVISER'S                   ONE Fund pays the Adviser a quarterly management
COMPENSATION                    fee as compensation for its investment advisory
                                services. The fee is based on the average daily net asset value of each portfolio's assets.
                                Presently the fee, as an annualized percentage of net assets, after any applicable voluntary fee waiver, is 0.15% for the Money Market
                                Portfolio, 0.45% for the Tax-Free Income
                                Portfolio, 0.35% for the Income, Income &
                                Growth, and Growth Portfolios, 0.95% for the
                                Core Growth Portfolio, 0.50% for the Small Cap
                                Portfolio, and 0.90% for the International and Global Contrarian Portfolios.

                                The Adviser is now waiving 0.15% of the fees to which it is entitled from the Money Market, Tax-Free Income, Income, Income & Growth, Growth and Small Cap Portfolios, but it may cease those waivers, in whole or in part, without prior notice.

PBA                             PBA manages the assets of the Core Growth
Sub-adviser for the             Portfolio under the Adviser's supervision.  PBA
Core Growth Portfolio.          is located at 1255 Drummer's Lane in Wayne,
                                Pennsylvania. Its controlling shareholder is
                                United Asset Management Corp. located in Boston,
                                Massachusetts. With its predecessors, PBA has been an investment adviser since 1982 and it manages the PBHG mutual funds. The Adviser pays
                                PBA, for its services as sub-adviser, a fee at an annual rate of 0.75% of the average daily net asset value of the first $50 million of Core
                                Growth Portfolio assets, 0.70% of the next $100 million and 0.50% of Portfolio assets in excess of $150 million.

SGAM                            SGAM manages the assets of the International and
Sub-adviser for the             Global Contrarian Portfolios under the Adviser's
International and Global        supervision. SGAM is located at 1221 Avenue of
Contrarian Portfolios.          the Americas in New York City and is owned by
                                Societe Generale, one of the largest banks in Europe. SGAM and its predecessors have been investment advisers to international mutual funds since 1970. The Adviser pays SGAM, for its services as sub-adviser, fees at an annual rate of 0.75% of the average daily net asset value of the International and Global Contrarian
                                Portfolios.


FUND SERVICES                   Star Bank 425 Walnut Street, Cincinnati,
                                Ohio 45202, is the custodian for all ONE Fund assets except those of the International and Global Contrarian Portfolios. The assets of those two portfolios are in the custody of Investors Fiduciary Trust Company, 127 West
                                Tenth Street, Kansas City, Missouri 64105. For assets held outside the United States, Investors
                                Fiduciary Trust Company enters into subcustodial agreements, subject to approval by the Board of Directors. ADS, 24 West Carver Street,
                                Huntington, New York, 11743, serves as ONE
                                Fund's transfer agent and its agent for
                                bookkeeping, dividend disbursing and certain shareholder services.



                                BUYING SHARES

                                ONE Fund's shares are continuously offered through its principal underwriter, ONEQ, and through other securities dealers that execute a distribution agreement with ONEQ.

Investments can be              The minimum initial investment is $500.
as small as $50.                Subsequent investments must be at least $50.
                                These minimums may be waived when the shares are purchased through plans providing for regular periodic investments. ONE Fund and ONEQ reserve the right to refuse any purchase order.

PURCHASE PRICE                  The net asset value of the shares of each
ONE Fund shares are             portfolio is determined at 4:00 p.m. Eastern
valued each day the             time on each day the New York Stock Exchange is
NYSE is open.                   open for unrestricted trading. The net asset
                                value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of capital shares outstanding for that portfolio.
                                Securities held by the Money Market Portfolio are valued at amortized cost. Securities held by the other portfolios are valued at current market value.

                                ONE Fund's shares are offered at the public offering price. This is the net asset value per share plus a sales charge, if applicable. The sales charge is a variable percentage of the offering price depending upon the amount of the sale. The Money Market Portfolio seeks to maintain a constant price of $1 per share.

SALES CHARGES                   THE SALES CHARGE DOES NOT APPLY TO THE MONEY
                                MARKET PORTFOLIO.

                       TAX-FREE INCOME AND
                       INCOME PORTFOLIOS                       OTHER PORTFOLIOS
                       -------------------------------------   ----------------------------------------
                       SALES CHARGE AS A % OF:                 SALES CHARGE AS A % OF:
AMOUNT OF              OFFERING     NET AMOUNT      DEALER     OFFERING       NET AMOUNT       DEALER
PURCHASE                 PRICE       INVESTED     CONCESSION     PRICE         INVESTED      CONCESSION
--------                 -----       --------     ----------     -----         --------      ----------
Less than $25,000         3.00%        3.09%         2.80%       5.00%          5.26%           4.70%
$25,000 - $49,999         3.00%        3.09%         2.80%       4.50%          4.71%           4.25%
$50,000 - $99,999         2.50%        2.56%         2.35%       4.00%          4.17%           3.80%
$100,000 - $249,999       2.50%        2.56%         2.35%       3.50%          3.63%           3.35%
$250,000 - $499,999       2.00%        2.04%         1.90%       2.50%          2.56%           2.40%
$500,000 - $999,999       1.50%        1.52%         1.45%       2.00%          2.04%           1.95%
$1,000,000 and over       None*        None*         None**      None*          None*           None**

*While no initial sales charge is imposed on investments of $1 million or more, a contingent deferred sales charge of 0.5% of the amount redeemed (up to 0.5% of the amount invested with no initial sales charge) is imposed within 2 years of such a purchase. This charge does not apply to amounts held continuously in the Money Market Portfolio. See "Redeeming Shares" on page 32.


**ONEQ will pay a dealer concession of 0.50% to securities dealers who initiate and are responsible for any purchase of $1 million or more.

                                Qualified dealers are paid a continuing
                                shareholder service fee not to exceed 0.30%
                                (0.17% for the Money Market Portfolio) annually to compensate them for providing certain services to shareholders and to promote growth of ONE Fund's assets. These services include submitting purchase and redemption transactions, establishing shareholder accounts and providing information and assistance regarding ONE Fund. The proceeds of ONE Fund's 12b-1 Distribution Plan are used only to pay these shareholder service fees.

                                REDUCING THE SALES CHARGE

                                For purposes of Right of Accumulation, Combined Purchases and Group Purchases, "holdings" means the current value of your shares at the full offering price. Your registered representative can help you to take advantage of any of the following methods of reducing the sales charge if you qualify. These rights may be requested on your ONE Fund account application.


CONCURRENT PURCHASES            You may qualify for a reduced sales charge by
 ... combining your purchases    combining concurrent products underwritten by
of ONE Fund and contracts       ONEQ or its affiliates (the Ohio National
issued by its affiliates.       companies). A concurrent purchase occurs
                                whenever ONE Fund shares are purchased at any time from the day any Ohio National annuity or insurance policy is applied for until 5 days after that contract is delivered. The amount of the annual (or single) premium of the Ohio
                                National annuity or insurance policy will then be added to the amount of your concurrent ONE
                                Fund purchase to determine the percentage of sales charge to apply to your ONE Fund purchase.


LETTER OF INTENT                You may reduce sales charges on all investments
 ...committing to invest a       by meeting the terms of a nonbinding letter of
certain amount over 13 months.  your intent to invest a certain amount within a
                                13-month period. Shares representing up to 5% of the intended amount will be held in escrow to cover additional sales charges that may be due if your total investments, net of redemptions, over the stated period are insufficient to qualify for a sales charge reduction. You have up to 90 days after investing to sign a letter of intent to reduce the sales charges on your investments including the investments made in the 90 days before the letter. Shares you currently own will apply toward meeting your letter of intent.

RIGHT OF ACCUMULATION           Your sales charge may also be reduced by taking
 ...adding up all your           into account your existing holdings in ONE Fund.
ONE Fund holdings.              Holdings will be valued at the greater of their
                                full offering price at the time a new purchase is made under a right of accumulation or the sum of all your purchases (including reinvested dividends) less any redemptions.

COMBINED PURCHASES              Your sales charge may be reduced by aggregating
 ...with those of your           holdings for the account(s) of you, your spouse,
family members.                 your children and grandchildren. This may
                                include purchases through employee benefit plans such as an IRA, an individual-type 403(b) plan or a single-participant Keogh plan, or by a business solely controlled by these individuals
                                (for example, they own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals.

GROUP PURCHASES                 A member of a qualified group may purchase ONE
 ...by members of a              Fund shares at the reduced sales charge
 qualified group.               applicable to the aggregate holdings of the
                                group as a whole. (For example, if members of the group had previously purchased $100,000 of ONE Fund shares and still held those shares, and now were purchasing an additional $25,000, the sales charge would be 3.50%, or 2.50% for the Tax-Free Income and Income Portfolios.)

                                A "qualified group" is one that (a) has been in existence more than 6 months (unless it is a tax-qualified plan), (b) has a purpose other than acquiring mutual fund shares, and (c) satisfies uniform criteria enabling ONEQ to realize economies of scale in its costs of distributing shares. A qualified group must have at least 6 members, must be available to arrange for group meetings between representatives of dealers who sell ONE Fund shares and the members, must agree to include sales literature and other materials relating to ONE Fund in its publications and mailings to members at reduced or no cost to ONE Fund or to dealers that sell its shares, and must seek to arrange for payroll deduction or other bulk transmission of ONE Fund purchases.



GROUP LETTER OF INTENT          Qualified groups may reduce sales charges on all
 ...by qualified groups          investments by meeting the terms of a nonbinding
committing to invest a certain  letter of the group's intention to invest a
amount over 24 months.          certain amount over a 24-month period. Shares
                                representing 5% of the investments of each group member during that period will be held in escrow to cover additional sales charges. The group has up to 90 days after investing to enter into the group letter of intent.


PURCHASES WITHOUT               Within 60 days preceding their purchase of ONE
A SALES CHARGE                  Fund shares, investors who have redeemed an
 ...by redeeming other           investment in another mutual fund that imposed a
shares that had a sales charge. sales charge and which has investment objectives similar to any portfolio(s) of ONE Fund, may purchase ONE Fund shares, up to the amount redeemed, without paying any sales charge.

                                Officers, directors, employees, retirees, agents and registered representatives of the Ohio National companies, any employee benefit plan with respect to them, and their spouses, children and grandchildren, may purchase ONE Fund shares without a sales charge.

                                No sales charge is imposed on ONE Fund shares purchased by (a) institutional investors (including banks, trust companies and thrift institutions) for their own account or for the benefit of any trust having at least $1,000,000 in assets, (b) fee-based registered investment advisers that do not receive any part of a sales charge for the sale of the shares, or (c) pension or retirement plans, deferred compensation plans and employee benefit plans that have at least $1,000,000 in assets and trusts used to fund those plans.

                                FLEXIBILITY FEATURES


OPEN ACCOUNTS                   Your account is opened in accordance with your
You will receive statements     registration instructions.  It offers many
every quarter.                  features allowing you to change your investment
                                program at any time as circumstances change.
                                Transactions in your account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from ADS. Any of the following features may be established through your ON Fund account application or by contacting your registered representative or ONE Fund.



AUTOMATIC INVESTING             You may make regular monthly or quarterly
 ...from your bank account       investments through automatic charges to your
or pay check.                   bank account or, if your employer approves, from
                                your pay check. Once a plan is established, your account will normally be charged on the 1st or 15th day of the month, as you choose.


AUTOMATIC REINVESTING           Unless you indicate otherwise in your account
 ...of income and capital gains. application, dividends and capital gains distributions are reinvested in additional shares at no sales charge. You may elect to have dividends and/or capital gains distributions paid to you by check.


CROSS INVESTING                 You may elect to have your dividends or
 ...of income and                dividends and capital gains distributions from
capital gains into              one portfolio invested in another portfolio. To
other portfolios.               use this service, the value of your account in
                                the paying portfolio must be at least $5,000.


TRANSFERRING                    You may transfer your account balances among the
 ...among the                    various portfolios in amounts of at least $50.
9  portfolios.                  There is currently no charge for transfers. The
                                transfer privilege is available in any state where it may legally be made. ONE Fund reserves the right to limit the number, frequency, method or amount of transfers or to impose charges on transfers. Transfers from any portfolio on any one day may be limited to 1% of the previous day's total net assets of that portfolio if ONE
                                Fund or the Adviser, in its or their discretion, believes that the portfolio might otherwise be damaged.

TELEPHONE TRANSACTIONS          If you have previously authorized it in writing,
You must preauthorize           you or your registered representative may do the
in writing.                     following transactions by telephoning ONE Fund
                                at 1-800-578-8078:

                                --  Make transfers among the portfolios as
                                    provided above under "Transferring."
                                -- Change the amount of automatic investments, or discontinue them as provided above under "Automatic Investing."
                                --  Change your election for payment of
                                    dividends and capital gains as provided
                                    above under "Automatic Reinvesting" and
                                    "Cross Investing."

                                --  Redeem your shares as provided under "By
                                    Telephone" on page 33. Initiate, change or discontinue automatic redemptions of your shares as provided under "Automatically" on page 33.

                                --  Change your address on our records.

                                Telephone transaction requests received after 4:00 p.m. Eastern time will be made at the net asset values computed at the close of the following business day. ONE Fund and its transfer agent will honor telephone transaction instructions from anyone giving such instructions who is able to provide the personal identifying information requested, but we reserve the right to refuse to honor any such request if that seems prudent. ONE Fund will use reasonable procedures to confirm that telephone instructions are genuine. If we do not, ONE Fund may be liable for any losses due to unauthorized or fraudulent instructions. ONE Fund will send you a written confirmation of each telephone transaction. During periods of drastic market fluctuations or technical difficulties, it might be difficult to execute telephone transactions. In such situations, you may need to send written instructions to ONE Fund. Telephone transaction privileges may be modified or discontinued at any time.


AUTOMATIC TRANSFERS             You may automatically transfer shares (in
 ... among the 9 portfolios.     increments of $50 or more) among any of the
                                portfolios. This will occur on or about the 10th day of each month. Automatic transfers may be used, for example, to implement a "dollar-cost-averaging" investment strategy.

SALES CHARGE ON                 No sales charge applies for transfers to a
CERTAIN TRANSFERS               portfolio having a sales charge equal to or less
                                than that of the portfolio from which the transfer is made. For transfers from a portfolio with a lower sales charge to one with a higher sales charge, an additional charge is made equal to the difference between the sales charge for the portfolio being purchased and any sales charges that previously applied to the account balance being transferred.

CHECK WRITING                   You may write checks against the balance of your
 ...for the Money Market         Money Market Portfolio account.  Checks will be
   Portfolio.                   provided free, upon request. You may not write a
                                check for less than $100. Checks will be written through Star Bank. Star Bank will charge
                                $25 for any check that is not honored because of an insufficient Money Market Portfolio account balance. Star Bank also charges $22 to stop payment of a check. Checks may not be written against account balances held for less than 15 days. ONE Fund reserves the right to amend, suspend or discontinue check-writing privileges at any time without prior notice.


                                REDEEMING SHARES
Payment is normally             You may redeem your shares at any time by
sent within                     contacting ONE Fund or the broker-dealer through
3 business days.                whom you purchased your shares. If you are no
                                longer serviced by an authorized registered representative, you may contact ONEQ's principal office by calling 1-800-578-8078, or by writing to P. O. Box 371, Cincinnati, Ohio
                                45201. The price you receive for redeemed shares is the next net asset value after your request is received. Payment is normally sent within 3 business days. However, the proceeds of redemption will not be sent until after your check for your investment has cleared (which may take up to 15 days). (Note also, the contingent deferred sales charge of 0.5% on certain redemptions, within 2 years of purchase with no initial sales charge, of investments of $1 million or more as described under "Sales
                                Charges" on page 27.)



REQUEST IN WRITING              When making a written request for redemption,
                                specify the name of the portfolio, the number of shares or dollar amount to be redeemed (if less than your entire account), your name and address, account number and your signature. In addition, (a) for any redemption over $50,000, or (b) for redemptions of $50,000 or less where the check is to be paid or mailed to someone other than you at your address of record, a signature guarantee is required. You may obtain a signature guarantee from a bank or savings & loan that is federally insured or from a member firm of the National Association of Securities
                                Dealers, Inc., or any other eligible guarantor institution. Additional documentation may be required for redemption of shares held in corporate, partnership or fiduciary accounts.

BY TELEPHONE                    As provided under "Telephone Transactions" on
                                page 31, you or your registered representative may call ONE Fund to redeem up to $50,000. You may pre-authorize that the proceeds be (a) in a check, payable to you and mailed to your address of record, or (b) by wire to your bank account.
                                Checks will normally be mailed 3 business days, and no more than 7 days, after your request.
                                Wire transfers to your bank account will normally be made the next business day. Wire proceeds may not be for less than $1,000. Star
                                Bank will deduct a fee (presently $13) from the proceeds of each wire redemption.


AUTOMATICALLY                   If your account is $5,000 or more, you may
                                establish an automatic withdrawal plan. More than one plan may be set up if your account is at least $10,000. Under each plan, you may make automatic withdrawals for $50 or more each at specified intervals. Automatic withdrawals are made on or about the 10th day of each designated month and, if withdrawals are to be made semimonthly, also on or about the 25th day of each month. Additional purchases (other than to the Money Market Portfolio) may be inadvisable, when an automatic withdrawal plan is in effect, because of sales charges and possible tax liabilities. If, due to your redemptions, your account balance is less than $300 (or a larger amount specified by the Board of Directors), ONE
                                Fund may choose to close your account by redeeming your shares and sending you the proceeds. ONE Fund will give you at least 30 days' written notice before closing your account, and you may purchase additional ONE
                                Fund shares to avoid the closing.

                                FUND PERFORMANCE

                                From time to time, the current yield, average annual total return and cumulative total returns for the portfolios will be advertised. The results might be compared to other similar mutual funds or unmanaged indices.


                                For the Money Market Portfolio, yield refers to the income generated by an investment in the portfolio over a recent 7-day period. This income is then "annualized" by assuming that the same amount of income is generated over a 52-week period. "Effective" yield is calculated similarly but, when annualized, the income earned by an investment in the portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the other portfolios, yield is calculated by dividing a portfolio's annualized net investment income per share during a recent 30-day period by the public offering price per share (including the maximum sales charge) on the last day of that period. The "tax-equivalent yield" of the Tax-Free Income Portfolio is the rate that you would have to earn from a taxable investment, before federal taxes, to equal the Portfolio's tax-free yield.

                                Average annual total return is based on a hypothetical $1,000 investment, reflecting the reinvestment of all dividends and distributions and the impact of the maximum sales charge at the beginning of each 1-, 5- and 10- year period shown. Cumulative total return reflects the aggregate performance of a portfolio, expressed as a dollar amount change, during the period.

                                ALL PERFORMANCE QUOTATIONS ARE BASED ON
                                HISTORICAL INVESTMENT PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

                                     PART B



          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                 ONE FUND, INC.

                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone 1-800-578-8078


                       STATEMENT OF ADDITIONAL INFORMATION

                               November 1, 1997



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of ONE Fund, Inc. ("ONE Fund") as amended November 1, 1997.



To obtain a free copy of ONE Fund's prospectus, call or write ONE Fund at the toll-free telephone number or the address shown above.

Page           Contents
----           --------
  3        ONE Fund

  3        ONE Fund Performance
               Current Yield of Money Market Portfolio
               Current Yield of Tax-Free Income, Income and Income & Growth Portfolios
               Tax-equivalent Yield of Tax-Free Income Portfolio
               Total Return

  5        Portfolio Turnover

  7        Investment Restrictions
               (Fundamental)
               (Nonfundamental)

10         Investment Policies
               Money Market Instruments
               Repurchase Agreements
               Reverse Repurchase Agreements
               Hedging Transactions
               Covered Call Options and Put Options
               Risk Factors with Options
               Futures Contracts
               Options on Futures Contracts and Financial Indexes
               Risk Factors with Futures, Options on Futures and Options on Indexes
               Risk Factors with Foreign Investments
               Foreign Currency Hedging Transactions
               Risk Factors with High-Yield, High-Risk Securities

17         Management of ONE Fund
               Directors and Officers
               Compensation of Directors
               Shareholders' Meetings
               Controlling Persons and Principal Shareholders
               Investment Advisory and Other Services

22         Brokerage Allocation

23         Purchase and Redemption of Shares
               Reducing the Sales Charge

25         Tax Status

26         Underwriters

26         Experts

26         Legal Counsel

27         Financial Statements

48         Appendix
               Debt Security Ratings

                                    ONE FUND

ONE Fund is an open-end diversified management investment company which presently consists of 9 separate portfolios - Money Market Portfolio, Tax-Free Income Portfolio, Income Portfolio, Income & Growth Portfolio, Growth Portfolio, Core Growth, Small Cap Portfolio, International Portfolio and Global Contrarian Portfolio. The investments held by each portfolio are maintained separately from those held by the other portfolios. ONE Fund was incorporated in Maryland on April 24, 1992. The Money Market, Income, Income & Growth, and Growth Portfolios were first offered in August 1992, the International Portfolio in May 1993, the Tax-Free Income, Small Cap and Global Contrarian Portfolios in November 1994, and the Core Growth Portfolio in November 1996.

The investment and reinvestment of ONE Fund assets other than International and Global Contrarian Portfolio assets is directed by ONE Fund's investment adviser, Ohio National Investments, Inc. (the "Adviser"), a wholly-owned subsidiary of The Ohio National Life Insurance Company ("ONLI"). The Adviser is also the investment adviser to Ohio National Fund, Inc. ("ONF"), a mutual fund formed by ONLI to support variable benefits under variable annuities and variable life insurance policies written by ONLI and its subsidiary, Ohio National Life Assurance Corporation. The principal business address of all these Ohio National companies is One Financial Way, Cincinnati, Ohio 45242. The investment and reinvestment of Core Growth Portfolio assets is managed by Pilgrim Baxter & Associates, Ltd. ("PBA") as sub-adviser. The principal business address of PBA is 1255 Drummers Lane, Wayne, Pennsylvania 19087. The investment and reinvestment of International and Global Contrarian Portfolio assets is managed by Societe Generale Asset Management Corp. ("SGAM") as sub-adviser. The principal business address of SGAM is 1221 Avenue of the Americas, New York, New York 10020.

The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preemptive, conversion, cumulative dividend or similar rights, and are freely transferable. ONE Fund shares do not have cumulative voting rights, which means the holders of more than half of the ONE Fund shares voting for election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.


                              ONE FUND PERFORMANCE

ONE Fund may distribute sales literature using graphs, charts, tables or examples comparing the performance of its portfolios to the Consumer Price Index or to established market indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Index, IBC's Money Fund Reports, one or more of Lehman Brothers Bond Indices, Value Line Composite Index, New York Stock Exchange Composite Index, Russell 2000 Index, Russell 3000 Growth Index, Morgan Stanley Europe Australia and Far East Index, Morgan Stanley World Index, American Stock Exchange Index, National Association of Securities Dealers Automated Quotations Composite Index, Wilshire 5000 Index, Investors Business Daily 6000 Index, or other mutual funds having investment objectives similar to the portfolio being compared. These comparisons may include graphs, charts, tables or examples. The average total return and cumulative total returns for each portfolio may also be advertised.


ONE Fund may also advertise the performance rankings assigned to certain portfolios or their subadvisers by various statistical services, including Morningstar, Inc. and Lipper Analytical Services, Inc., or as they appear in various publications including The Wall Street Journal, Investors Business Daily, The New York Times, Barron's, Forbes, Fortune, Business Week, Financial Services Week, Financial World, Kiplinger's Personal Finance and Money Magazine.

The prospectus sets forth in tabular form, under the caption "Financial Highlights" certain information concerning ONE Fund and its individual portfolios. The following discussion describes the methods of calculating current yields and total return, and states ONE Fund's policy with respect to each portfolio's turnover rate.

CURRENT YIELD OF MONEY MARKET PORTFOLIO

Current yield quotations for the Money Market Portfolio are based on that portfolio's net investment income for a seven-day period and exclude any realized or unrealized gains or losses on portfolio securities. Current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The net change in account value reflects the value of any additional shares (or fraction thereof) purchased with dividends from the original share in the account during the seven-day period, any dividends declared on such original share and any such additional shares during the period, and expenses accrued during the period. ONE Fund may also disclose the effective yield of the Money Market Portfolio for a seven-day period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis.

CURRENT YIELD OF TAX-FREE INCOME, INCOME, AND INCOME & GROWTH PORTFOLIOS

Current yield for these three portfolios is calculated by dividing the net investment income per share earned during a recent 30-day period by the portfolio's maximum offering price on the last day of the period, and annualizing the result (assuming compounding of interest) in order to arrive at an annual percentage rate. In some instances, it may be necessary to use an estimate of the expected dividends and expenses. When estimates are used to calculate yields, actual dividends and expenses for that period may be different because the composition of the portfolio may change, resulting in a change in actual yield. When yield is used in sales literature for these portfolios, their total return will also be shown.

TAX-EQUIVALENT YIELD OF THE TAX-FREE INCOME PORTFOLIO

The Tax-Free Income Portfolio's tax-equivalent yield is the rate that an investor would have to earn from a taxable investment, before taxes, to equal the Portfolio's tax-free yield. The tax-equivalent yield is calculated by dividing the Portfolio's actual yield by the result of one minus the investor's marginal federal income tax rate. If only a portion of the Portfolio's yield is tax-exempt, only that portion is adjusted in the calculation.

The following table shows the effect of an investor's federal income tax bracket on the effective yield, assuming hypothetical yields of 3% to 7% for the Tax-Free Income Portfolio and assuming that none of the Portfolio's investments yielded taxable income.

      Marginal                              Portfolio                           Tax-equivalent
      Tax Rate                                Yield                                   Yield
      --------                              ---------                           --------------

          28%                                    3%                                      4.17%
          28%                                    4%                                      5.56%
          28%                                    5%                                      6.94%
          28%                                    6%                                      8.33%
          28%                                    7%                                      9.72%

          31%                                    3%                                      4.35%
          31%                                    4%                                      5.80%
          31%                                    5%                                      7.26%
          31%                                    6%                                      8.70%
          31%                                    7%                                    10.14%

          31%                                    7%                                     10.14%

          36%                                    3%                                      4.69%
          36%                                    4%                                      6.25%
          36%                                    5%                                      7.81%
          36%                                    6%                                      9.38%
          36%                                    7%                                    10.94%

       39.6%                                     3%                                      4.97%
       39.6%                                     4%                                      6.62%
       39.6%                                     5%                                      8.28%
       39.6%                                     6%                                      9.93%
       39.6%                                     7%                                    11.59%

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of a portfolio's investment return, including the effects of reinvesting dividends and capital gain distributions as well as changes in the portfolio's net asset value per share over the period shown. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a portfolio over a stated period, and then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth or decline been constant over that period. While average annual returns are a convenient means of comparing investment alternatives, no portfolio will experience a constant rate of growth or decline over time.

The average annual compounded rate of return for a portfolio over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
             ERV= the ending redeemable value of a hypothetical $1,000
                  beginning-of-period payment at the end of the period (or fractional portion thereof).


The average annual and aggregate total return rates for each of the portfolios from its inception (assuming payment of the maximum applicable sales charge) and for the year ended on June 30, 1997, are as follows:

                                                     Avg. Annual       Aggregate
                                      One               From               From            Inception
                                      Year            Inception         Inception           Date
                                      ----           -----------       ----------          ----------

         Money Market                 4.77%              4.26%             22.50%            8/18/92
         Tax-Free Income              4.47%              4.26%             22.90%           11/01/94
         Income                       4.78%              5.34%             29.19%            8/18/92
         Income & Growth             16.24%             12.86%             80.20%            8/18/92
         Growth                      12.78%             15.54%            102.00%            8/18/92
         Core Growth                  N/A %             (9.54%)            (6.36%)          11/01/96
         Small Cap                    9.12%             15.66%             47.37%           11/01/94
         International               14.76%             18.37%            101.96%            4/30/93
         Global Contrarian            5.59%              9.72%             28.06%           11/01/94

In addition to total return rates, advertising may reflect cumulative total returns that simply reflect the change in value of an investment in a portfolio over a period. This may be expressed as either a percentage change, from the beginning to the end of the period, or the end-of-period dollar value of an initial hypothetical investment. The cumulative total returns for each of the portfolios from its inception and for the year ended on June 30, 1997 (assuming a hypothetical initial investment of $1,000 and payment of the maximum applicable sales charge) were as follows:



                                    One              From              Inception
                                    Year             Inception            Date

              Money Market          $1,048           $1,225               8/18/92
              Tax-Free Income       $1,045           $1,229              11/01/94
              Income                $1,048           $1,292               8/18/92
              Income & Growth       $1,162           $1,802               8/18/92
              Growth                $1,128           $2,020               8/18/92
              Core Growth             N/A            $  936              11/01/96
              Small Cap             $1,091           $1,474              11/01/94
              International         $1,148           $1,918               4/30/93
              Global Contrarian     $1,056           $1,281              11/01/94



                               PORTFOLIO TURNOVER

Each portfolio has a different expected rate of portfolio turnover. However, the rate of portfolio turnover will not be a limiting factor when the management of ONE Fund deems it appropriate to purchase or sell securities for a portfolio, except in the following circumstances. ONE Fund intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. Among such requirements is a limitation of less than 30% of the amount of gross income which each portfolio may derive from gains on the sale or other disposition of securities held for less than three months. Accordingly, the ability of any portfolio to effect certain portfolio transactions at a given time may be limited. ONE Fund's policy with respect to each portfolio is as follows:


      Money Market Portfolio - Since the assets of the Money Market Portfolio consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since purchases are generally effected with dealers or issuers on a net basis, it is not expected that the Money Market Portfolio will incur significant brokerage commissions.

      Tax-Free Income Portfolio - Transactions in the securities of this portfolio may be made without regard to the length of time particular investments have been held if the Adviser believes that such transactions will help achieve the overall objectives of the portfolio. Portfolio securities may or may not be held to maturity. The rate of portfolio turnover will vary from time to time, but is not expected to exceed 75% annually. It was 6% for the last fiscal year.

      Income Portfolio - The Income Portfolio will engage in transactions when the Adviser believes that they will help to achieve the overall objectives of this portfolio. Portfolio securities may or may not be held to maturity. The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. It was 10% for the last fiscal year.

      Income & Growth Portfolio - The rate of portfolio turnover will vary from time to time but is not expected to exceed 50% annually. It was 14% for the last fiscal year.

      Growth Portfolio - Although this portfolio will not normally purchase securities with the intention of obtaining short-term capital appreciation, purchases and sales will be made whenever deemed prudent and consistent with the investment objectives of the portfolio. During periods of relatively stable market and economic conditions, it is anticipated that the annual portfolio turnover rate of the Growth Portfolio is not expected to exceed 75% annually. During periods when changing market or economic conditions are foreseen, shifts in portfolio emphasis may cause the rate of portfolio turnover to increase. The rate was 27% for the last fiscal year.

      Core Growth Portfolio - Although this portfolio will not normally engage in short-term trading, turnover will tend to rise during periods of economic turbulence. Under normal market conditions, the annual portfolio turnover rate is not expected to exceed 100%. It was an annualized rate of 120% for the period from inception of the portfolio to the end of the last fiscal year.


      Small Cap Portfolio - While this portfolio purchases and holds securities with the goal of meeting its investment objectives, portfolio changes are made whenever the Adviser believes they are advisable, usually without reference to the length of time a security has been held. The engagement in a number of short-term transactions may result in relatively high portfolio turnover rates, but the rate is not normally expected to exceed 150%. It was 34% for the last fiscal year.

      International Portfolio - Although this portfolio will not normally engage in short-term trading, purchases and sales of securities will be made whenever deemed appropriate to achieve the portfolio's objective of long-term capital growth. The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate to achieve this portfolio's stated objective. Under normal circumstances, the portfolio turnover rate for this portfolio is not expected to exceed 75% annually. It was 9% for the last fiscal year.

      Global Contrarian Portfolio - Because of the long-term growth objective and the purchase of under-valued and out-of-favor securities, this portfolio will generally tend to hold portfolio securities for a relatively longer time with the expectation of eventual price appreciation. As a result, the portfolio turnover rate is not expected to exceed 50% annually. However, it could be substantially higher at times due to repositioning of the portfolio. It was 6% for the last fiscal year.



                             INVESTMENT RESTRICTIONS

The prospectus lists the most significant investment restrictions to which ONE Fund is subject. (See "About ONE Fund" in the prospectus.) A complete list of ONE Fund's investment restrictions is shown below. The first nine investment restrictions are fundamental policies that may not be changed without the affirmative vote of the majority of the outstanding voting securities of ONE Fund or a particular portfolio, as appropriate. A "majority vote" means the vote of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a particular portfolio, such matter shall be deemed to have been effectively acted upon with respect to that portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of such matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of ONE Fund. Investment restrictions 10 and following are nonfundamental. They may be changed by the Board of Directors without shareholder approval.

ONE Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction 4. or the purchase of reverse repurchase agreements may constitute the issuance of a senior security, and each portfolio of ONE Fund will not:

(Fundamental)

         l. invest more than 5% of the value of its total assets in the securities of any one issuer (except U.S. Government securities);

         2. purchase more than l0% of the outstanding voting securities of any one issuer, and the Money Market Portfolio will not acquire the voting securities of any issuer except in connection with a merger, consolidation or other reorganization;

         3. invest more than 25% of the value of its total assets in any one industry, except that the Money Market Portfolio may invest more than 25% of the value of its total assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or in certificates of deposit, bankers' acceptances, bank time deposits or other obligations of banks, and the Tax-Free Income Portfolio may invest more than 25% of its assets in municipal securities; (For purposes of this restriction, ONE Fund considers each foreign government to constitute an "industry." ONE Fund interprets the word "bank," as used in this investment restriction, to mean "domestic bank.")

         4. borrow money, except by means of reverse repurchase agreements or, for temporary or emergency purposes, from banks, and the aggregate amount borrowed shall not exceed 5% of the value of the assets of the portfolio (In the case of such borrowing, each portfolio may pledge, mortgage or hypothecate up to 5% of its assets);

         5. purchase or sell commodities or commodity contracts except that each portfolio other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts and options thereon;

         6. underwrite securities of other issuers except insofar as ONE Fund may be considered an underwriter under the Securities Act of l933 in selling portfolio securities;

         7. purchase or sell real estate, including limited partnerships, except that each portfolio may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein (For purposes of this restriction, "real estate" does not include investments in readily marketable notes or other evidence of indebtedness secured by mortgages or deeds of trust relating to real property);

         8. lend money or other assets to other persons, in excess of 5% of a portfolio's total assets, except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements (Portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by marking to market daily);

         9. purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, or except the purchase by any portfolio other than the Money Market or Tax-Free Income Portfolio of the securities of closed-end investment companies if after the purchase: (i) the portfolio does not own more than 3% of the total outstanding voting stock of the other investment company or (ii) the value of the securities of all investment companies held by such portfolio does not exceed 10% of the value of the total assets of that portfolio (Purchases of investment company securities will be made (a) only on the open market or through dealers or underwriters receiving the customary sales loads, or (b) as part of a merger, consolidation or plan of reorganization);

(Nonfundamental)

         10. invest more than 15% of the value of its assets in securities or other investments, including repurchase agreements maturing in more than seven days, that are not readily marketable;


         11. purchase or sell put or call options, except that each portfolio other than the Money Market Portfolio may, for hedging purposes,
             (a) write call options traded on a registered national securities exchange if the portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions in options it has written; (b) purchase put options on securities owned, and sell such options in order to close its positions in put options; (c) purchase and sell financial futures contracts and options thereon; and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts;

         12. other than the International and Global Contrarian Portfolios, invest in securities of foreign issuers except that (a) each of the Income, Income & Growth, Growth, Core Growth and Small Cap Portfolios may invest up to 20% of its assets in securities of foreign issuers (including foreign governments or political subdivisions, agencies or instrumentalities of foreign governments) American Depository Receipts, and securities of United States domestic issuers denominated in foreign currency, and (b) the Money Market Portfolio may invest up to 50% of its assets in such securities, provided they are denominated in U.S. dollars and held in custody in the United States; (For purposes of this restriction, U.S. dollar denominated depository receipts traded in domestic markets do not constitute foreign securities.)

         13. sell securities short or purchase securities on margin except such short-term credits as are required to clear transactions;

         14. as to the International and Global Contrarian Portfolios, invest more than 20% of its assets in securities of issuers located in any one foreign country, except that up to an additional 5% of its assets may be invested in securities of issuers located in each of any three of Australia, Canada, France, Germany, Japan or the United Kingdom, or

         15. invest in foreign currency contracts or options except that, in order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each portfolio other than the Money Market and Tax-Free Income Portfolios may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities (but not more than 5% of a portfolio's assets may be invested in such currency hedging contracts).

In addition to the above restrictions, in order to comply with Rule 2a-7 under the Investment Company Act of 1940, no more than 5% of the assets of the Money Market Portfolio will be invested in "second-tier" short-term debt instruments, that is those receiving the second highest rating by any two nationally recognized statistical rating organizations ("NRSRO's") (or by one NRSRO if (a) that is the only NRSRO having rated the security or (b) one other NRSRO has given the security its highest rating), or whose issuer has received such a rating or ratings with respect to a class of short-term debt obligations that is now comparable in priority and security to those to be purchased. In addition, not more than $1 million (or 1% of this portfolio's assets, if greater) may be invested in the second-tier instruments of any one issuer.

Under normal market conditions, at least 65% of the assets of the International Portfolio and at least 25% of the assets of the Global Contrarian Portfolio will be invested in foreign securities, including securities of issuers in at least three different foreign countries. As of the date of this Statement of Additional Information, the Board of Directors has approved investment by those portfolios other than the Money Market and Tax-Free Income Portfolios in 50 countries with developed securities markets, including the following countries with developed economies: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and the United Kingdom; and the following countries with developing economies: Argentina, Bangla Desh, Brazil, Chile, China (Shanghai and Shenzhen Exchanges), Czech Republic, Egypt, Greece, Hong Kong, Hungary, Indonesia, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey Uruguay, Venezuela and Zimbabwe.


                               INVESTMENT POLICIES

The following descriptions of money market instruments supplement the investment objectives and policies (see "Money Market Portfolio") set forth in ONE Fund's prospectus. The Money Market Portfolio will invest extensively in these instruments. The other portfolios may invest in such instruments to a very limited extent (to invest otherwise idle cash) or on a temporary basis for defensive purposes. The debt security ratings referred to in the prospectus in connection with the investment policies of the portfolios are defined in the Appendix to this Statement of Additional Information.

MONEY MARKET INSTRUMENTS

      U.S. Government Obligations - Bills, notes, bonds and other debt securities issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government established under authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, and Federal Home Loan Banks. Some obligations of U.S. Government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; and others only by the credit of the issuer. Certain of the foregoing may be purchased on a "when issued" basis at which time the rate of return will not have been set.

      Certificates of Deposit - Certificates issued against funds deposited in a bank for a definite period of time, at a specified rate of return. Normally they are negotiable.

      Bankers' Acceptances - Short-term credit instruments issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

      Commercial Paper - Promissory notes issued by corporations to finance their short-term credit needs. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by the portfolio at varying rates of interest pursuant to direct arrangements between the portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a master demand note arrangement, the Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer and its ability to pay principal and interest on demand. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the portfolio may invest in them only if at the time of an investment the issuer meets the criteria set forth above for all other commercial paper issuers. Such notes will be considered to have a maturity of the longer of the demand period or the period of the interest guarantee.

      Corporate Obligations - Bonds and notes issued by corporations in order to finance longer-term credit needs.


REPURCHASE AGREEMENTS

Under a repurchase agreement, the portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a government securities dealer recognized by the Federal Reserve Board) to repurchase the security at a mutually agreed upon price and date. It may also be viewed as a loan of money by the portfolio to the seller. The resale price is normally in excess of the purchase price and reflects an agreed upon market rate. The rate is effective for the period of time the portfolio is invested in the agreement and unrelated to the coupon rate on the purchased security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the portfolio invest in repurchase agreements for more than one year. These transactions afford an opportunity for the portfolio to earn a return on temporarily available cash. Although repurchase agreements carry certain risks not associated with direct investments in securities, ONE Fund intends to enter into repurchase agreements only with financial institutions believed by the Adviser to present minimal credit risks in accordance with criteria established by ONE Fund's Board of Directors. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. ONE Fund will only enter into repurchase agreements pursuant to a master repurchase agreement that provides that all transactions be fully collateralized and that the collateral be in the actual or constructive possession of ONE Fund. The agreement must also provide that ONE Fund will always receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the portfolio in each agreement, and the portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller were to default, the portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.


REVERSE REPURCHASE AGREEMENTS

Under a reverse repurchase agreement, a portfolio sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchases is deemed to be payment of interest. The portfolio will maintain in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. The Securities and Exchange Commission views these transactions as collateralized borrowings by the portfolio and the portfolio will abide by the limitations set out in fundamental investment restriction number 4 with respect to the borrowing of money.


HEDGING TRANSACTIONS

The purpose of hedging transactions using put and call options on individual securities, financial futures contracts, and options on such contracts and on financial indexes, all to the extent provided in investment restrictions 5 and 11, is to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations. However, while such transactions are defensive in nature and are not speculative, some risks remain.

The use of options and futures contracts may help ONE Fund to gain exposure or to protect itself from changes in market values. For example, ONE Fund may have a substantial amount of cash at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues requires time and may result in missing a significant market movement. By using futures contracts, ONE Fund can obtain immediate exposure to the market. The buying program will then proceed and, once it is completed (or as it proceeds), the futures contracts will be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by selling futures contracts, and individual securities can be sold over a longer period under cover of the resulting short contract position.

COVERED CALL OPTIONS AND PUT OPTIONS

In writing (i.e., selling) "covered" call options on securities owned by a portfolio, the portfolio gives the purchaser of the call option the right to purchase the underlying securities owned by the portfolio at a specified "exercise" price at any time prior to the expiration of the option, normally within nine months. In purchasing put options on securities owned by a portfolio, the portfolio pays the seller of the put option a premium for the right of the portfolio to sell the underlying securities owned by the portfolio at a specified exercise price prior to the expiration of the option.

Whenever a portfolio has a covered call option outstanding, the underlying securities will be segregated by ONE Fund's custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. In order to terminate its position as the writer of a call option or the purchaser of a put option, the portfolio may enter into a "closing" transaction, which is the purchase of a call option or sale of a put option on the same underlying securities and having the same exercise price and expiration date as the option previously sold or purchased by the portfolio.

RISK FACTORS WITH OPTIONS

The purchaser of an option pays the option writer a "premium" for the option. In the case of a covered call option written by a portfolio, if the purchaser does not exercise the call option, the premium will generate additional capital gain to the portfolio. If the market price of the underlying security declines, the premium received for the call option will reduce the amount of the loss the portfolio would otherwise incur. However, if the market price of the underlying security rises above the exercise price and the call option is exercised, the portfolio will lose its opportunity to profit from that portion of the rise which is in excess of the exercise price plus the option premium. Therefore, ONE Fund will write call options only when the Adviser believes that the option premium will yield a greater return to the portfolio than any capital appreciation that might occur on the underlying security during the life of the option.

In the case of a put option purchased by a portfolio, if the market price of the underlying security remains or rises above the exercise price of the option, the portfolio will not exercise the option and the premium paid for such option will reduce the gain the portfolio would otherwise have earned. Conversely, if the market price of the underlying security falls below the exercise price less the premium paid for the option, the portfolio will exercise the option, thereby reducing the loss the portfolio would have otherwise suffered. Accordingly, a portfolio will purchase put options only when the Adviser believes that the market price of the underlying security is more likely to decrease than increase.

Whenever a portfolio enters into a closing transaction, the portfolio will realize a gain (or loss) if the premium plus commission it pays for a closing call option is less (or greater) than the premium it received on the sale of the original call option. Conversely, the portfolio will realize a gain (or loss) if the premium it receives, less commission, for a closing put option is greater (or less) than the premium it paid for the original put option. The portfolio will realize a gain if a call option it has written lapses unexercised, and a loss if a put option it has purchased lapses unexercised.

FUTURES CONTRACTS

Each portfolio, other than the Money Market Portfolio, may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser's investment strategy for the particular port- folio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized.

At the time a portfolio enters into a contract, it sets aside a small portion of the contract value in an account with ONE Fund's custodian as a good faith deposit (initial margin) and each day during the contract period requests and receives or pays cash equal to the daily change in the contract value

(variable margin). ONE Fund, its futures commission merchant and ONE Fund's custodian retain control of the initial margin until the contract is liquidated.

OPTIONS ON FUTURES CONTRACTS AND FINANCIAL INDEXES

Instead of entering into a financial futures contract, a portfolio may buy an option giving it the right to enter into such a contract at a future date. The price paid for such an option is called a premium. A portfolio also may buy options on financial indexes that are traded on securities exchanges. Options on financial indexes react to changes in the value of the underlying index in the same way that options on financial futures contracts do. All settlements for options on financial indexes also are for cash.

Financial futures contracts, options on such contracts and options on financial indexes will only be used for hedging purposes and will, therefore, be incidental to ONE Fund's activities in the securities market. Accordingly, portfolio securities subject to options, or money market instruments having the market value of any futures contracts, will be set aside to collateralize the options or futures contracts.

RISK FACTORS WITH FUTURES, OPTIONS ON FUTURES AND OPTIONS ON INDEXES

One risk of entering into financial futures contracts, buying options on such contracts and buying options on financial indexes is that there may not be enough buyers and sellers in the market to permit the portfolio to close a position when it wants to do so. In such event, besides continuing to be subject to the margin requirements, the portfolio would experience a gain or loss to the extent that the price movement of the securities subject to the hedge differed from the position. To limit the risk, the portfolios will invest only where there is an established secondary market.

A risk applicable to both futures contracts and related options is that changes in the value of the contracts or option may not correlate with changes in the underlying financial index or with changes in the value of the securities subject to hedge or both. This failure may be due, in part, to temporary activity of speculators in the futures markets. To the extent there is not a perfect correlation, changes in the value of a portfolio's assets would not be offset by changes in the value of the contracts and options it had bought.

When a portfolio buys an option on a futures contract or an option on a financial index, its risk of loss is limited to the amount of the premium paid. When a portfolio enters into a futures contract, there is no such limit. However, the loss on an options contract would exceed that of a futures contract if the change in the value of the index does not exceed the premium paid for the option.

The success of a hedge depends upon the Adviser's ability to predict increases or decreases in the relevant financial index. If this expectation proves incorrect, a portfolio could suffer a loss, and would be better off if those futures contracts or options had not been purchased. The skills involved in determining whether to enter into a futures contract or purchase or sell an option are different from those involved in determining whether to buy or sell a security. The Adviser has had only limited experience using financial futures contracts, options on financial futures and options on financial indexes.

Because of the low margin deposits required, futures trading involves a high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial gain or loss. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures and subjecting some futures traders to substantial losses.

RISK FACTORS WITH FOREIGN INVESTMENTS

Investments in foreign securities involve considerations not normally associated with investing in domestic issuers. Such factors include changes in currency exchange rates, currency exchange control regulations, the possibility of seizure or nationalization of companies, political or economic instability, imposition of unforeseen taxes, the possibility of financial information being difficult to obtain or difficult to interpret under foreign accounting standards, the necessity of trading in markets that in relation to U.S. markets may be less efficient and have available less information concerning issuers, or the imposition of other restraints that might adversely affect investments.

In selecting foreign investments, each portfolio seeks to minimize these factors. It seeks to invest in securities having investment characteristics and qualities comparable to the kinds of domestic securities in which it invests. Each portfolio seeks to avoid investments in countries with volatile or unstable political or economic conditions.

The portfolios may invest in securities of foreign issuers either directly or in the form of American Depository Receipts (ADRs). ADRs are securities typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. ADRs enable foreign stocks to be traded and cleared on United States markets. They bear the same investment risks as the underlying foreign stocks. The portfolios may invest in both sponsored and unsponsored ADRs. There may be less financial and other information available for unsponsored ADRs than for sponsored ADRs.

Since investments in foreign securities, other than U.S. dollar denominated securities, involve currencies of foreign countries, the value of a portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in currency exchange control regulations.

FOREIGN CURRENCY HEDGING TRANSACTIONS

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each portfolio, other than the Money Market and Tax-Free Income Portfolios, may engage, to the extent permitted in restriction 22, above, in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.

The portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a portfolio purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that portfolio's securities denominated in such foreign currency. No portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in that currency.

At the consummation of a forward contract for delivery by a portfolio of a foreign currency, the portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other portfolio assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security's market value exceeds the amount of foreign currency the portfolio is obligated to deliver.

If the portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally (see "Risk Factors with Options" and "Risk Factors with Futures, Options on Futures and Options on Indexes," above). In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a portfolio's securities against a decline in the value of a currency do not eliminate fluctuations in the underlying prices of the securities. They simply establish rates of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

RISK FACTORS WITH HIGH-YIELD, HIGH-RISK SECURITIES

The high-yield, high-risk securities in which the Income Portfolio may invest up to 15% of its assets present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly-rated securities, which primarily reflect fluctuations in prevailing interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is no national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk securities, especially in a thinly traded market.

Investors should recognize that the market for high-yield, high-risk securities is a relatively recent development that has not been fully tested by a prolonged economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of such securities held by the Income Portfolio and the ability of the issuers of such securities to pay principal and interest. A default by an issuer may result in the Income Portfolio incurring additional expenses to seek recovery of the amounts due it.


                             MANAGEMENT OF ONE FUND

DIRECTORS AND OFFICERS OF ONE FUND

The directors and officers of ONE Fund, together with information as to their principal occupations during the past five years are listed below:



                                            Position with                    Principal Occupation
Name and address                            the Fund                         during past five years
----------------                            -------------                    ----------------------

Ronald L. Benedict*                         Secretary and                    Second Vice President & Counsel
One Financial Way                           Director                         and Secretary, ONLI; Secretary
Cincinnati, Ohio                                                             of the Adviser; Secretary and
                                                                             Director of ONF.

George E. Castrucci                         Director                         Business consultant and private
8355 Old Stable Road                                                         investor; Chairman & Director of
Cincinnati, Ohio                                                             Baldwin Piano & Organ Co.;
                                                                             Director of ONF; Formerly
                                                                             President and Chief Operating
                                                                             Officer of Great American
                                                                             Communications Co. and Chief
                                                                             Executive Officer of Great
                                                                             American Broadcasting Co.; Director
                                                                             of Benchmark Savings Bank.

Ross Love                                  Director                          President & CEO, Blue  Chip Broadcasting,
615 Windings Way                                                             Ltd.; Trustee, Health Alliance of Greater
Cincinnati, Ohio                                                             Cincinnati; Director, Partnership for a
                                                                             Drug Free America (Chairman of African-
                                                                             American Task Force); Advisory Board,
                                                                             Syracuse University School of Management;
                                                                             Director, Association of National
                                                                             Advertisers; Until 1996 was Vice President
                                                                             of Advertising, Procter & Gamble Co.

John J. Palmer*                            President and                     Senior Vice President,
One Financial Way                          Director                          Strategic Initiatives, ONLI;
Cincinnati, Ohio                                                             President and Director of ONF;
                                                                             President and Director of ONLI's
                                                                             broker-dealers; Prior to March
                                                                             1997 was Senior Vice President
                                                                             of Life Insurance Company of
                                                                             Virginia.



George M. Vredeveld                         Director                         Professor of Economics, University of
University of Cincinnati                                                     Cincinnati; Director of Center for
P.O. Box 210223                                                              Economic Education; Private
Cincinnati, Ohio                                                             Consultant; Director of Benchmark
                                                                             Savings Bank.

Michael A. Boedeker                         Vice President                   Vice President, Fixed Income
One Financial Way                                                            Securities, ONLI; Vice President
Cincinnati, Ohio                                                             and Director of the Adviser;
                                                                             Vice President of ONF.

Joseph P. Brom                              Vice President                   Senior Vice President & Chief
One Financial Way                                                            Investment Officer, ONLI; President
Cincinnati, Ohio                                                             and Director of the Adviser;
                                                                             Vice President of ONF.

David G. McClure                            Vice President                   Vice President, Variable Product
One Financial Way                                                            Sales, ONLI; Vice President and
Cincinnati, Ohio                                                             Director of ONIMCO.

Stephen T. Williams                         Vice President                   Vice President of Equity Securities, ONLI;
One Financial Way                                                            Vice President and Director of
Cincinnati, Ohio                                                             the Adviser; Vice President of ONF.

Dennis R. Taney                             Treasurer                        Mutual Funds Financial Operations
One Financial Way                                                            Director, ONLI; Treasurer of
Cincinnati, Ohio                                                             the Adviser; Treasurer of ONF

Amy D. Starkey                              Compliance Director             Until 1997 was Compliance Director for
One Financial Way                           & Assistant Treasurer            ONLI's broker-dealers.  Prior to February
Cincinnati, Ohio                                                             1994 was a full-time graduate student and
                                                                             from September 1990 to September
                                                                             1992 was a bank internal auditor.

Theresa M. Brunsman                         Assistant Secretary              Senior Attorney, ONLI
One Financial Way
Cincinnati, Ohio


* Indicates Directors who are "Interested Persons" as defined by the Investment Company Act of 1940, as amended.

COMPENSATION OF DIRECTORS

Directors not affiliated with ONLI, the Adviser, PBA or SGAM were compensated as follows during the fiscal year ended June 30, 1997:

                                            Aggregate Compensation              Total Compensation
Name of Director                            from ONE Fund                       from Fund Complex*
----------------                            ----------------------              ------------------

George E. Castrucci                                  $    4,600                          $15,000
Maurice H. Kirby, Jr.                                     3,150                           10,350
Ross Love                                                 1,450                            3,650
George M. Vredeveld                                       4,600                           15,000

*The "Fund Complex" consists of ONE Fund and ONF.

Directors and officers of ONE Fund who are affiliated with ONLI or the Adviser receive no compensation from the Fund Complex. ONE Fund has no pension, retirement or deferred compensation plan for its directors or officers.

SHAREHOLDERS' MEETINGS

ONE Fund's by-laws provide that shareholders' meetings need only be held every three years unless matters requiring shareholder approval should occur more frequently. It is anticipated that shareholders' meetings will generally occur every three years.

CONTROLLING PERSONS AND PRINCIPAL SHAREHOLDERS

Because of its ownership of ONE Fund shares, ONLI is a controlling person of each portfolio of ONE Fund other than the International Portfolio. As a result, ONLI likely will be able to control the outcome of a shareholder vote for any of those portfolios unless and until the percentage of shares of a portfolio held by other investors significantly expands. ONLI is also a controlling person of ONIMCO.

As of August 14, 1997, ONLI's ownership of ONE Fund shares was as follows:

<

                                  Number of           Net Asset         Percent of
Portfolio                           Shares              Value            Portfolio
---------                         ----------          ---------          ----------
Money Market                       5,515,918          $ 5,515,918            39.4%
Tax-Free Income                      534,051          $ 5,986,712            86.2%
Income                               511,428          $ 5,017,109            74.0%
Income & Growth                      348,524          $ 5,558,950            39.0%
Growth                               240,532          $ 4,567,703            32.1%
Core Growth                          250,100          $ 2,513,505            44.6%
Small Cap                            211,609          $ 2,966,753            54.2%
International                            123          $     1,887             0.0%
Global Contrarian                    267,149          $ 3,208,460            50.0%

In addition, as of that date, the KZF 401(k) Investment Plan (Fay Bauer, trustee) of Cincinnati, Ohio, owned 64,080 shares of the Growth Portfolio having a total net asset value of $1,215,598 and representing 8.6% of the Portfolio, and 55,277 shares of the Income & Growth Portfolio having a total net asset value of $881,689 and representing 6.2% of the Portfolio. As of that date, no other shareholder owned more than 5% of the shares of any ONE Fund portfolio. The amount of shares of each portfolio of ONE Fund held by officers and directors of ONE Fund, as a group, was less than 1%.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is an Ohio corporation organized on January 17, 1996 to provide investment advice and management services to funds affiliated with ONLI. The Adviser is a wholly-owned subsidiary of ONLI. The Adviser succeeded O.N. Investment Management Company ("ONIMCO") as ONE Fund's investment adviser on May 1, 1996. Prior to that date, ONIMCO had been the investment adviser from ONE Fund's inception. The Adviser, like ONIMCO before it, uses ONLI's investment personnel and administrative systems.

The Adviser regularly furnishes to ONE Fund's Board of Directors recommendations with respect to an investment program consistent with the investment policies of each investment portfolio. Upon approval of an investment program by ONE Fund's Board of Directors, the Adviser implements the program by placing the orders for the purchase and sale of securities or, in the case of the International Portfolio, delegates that implementation to SGAM.

The Adviser's services are provided under an Investment Advisory Agreement with ONE Fund. Under the Investment Advisory Agreement, the Adviser provides personnel, including executive officers for ONE Fund. The Adviser also furnishes at its own expense or pays the expenses of ONE Fund for clerical and related administrative services (other than those provided by the custodian agreements with The Provident Bank, Star Bank and Investors Fiduciary Trust Company, and the agency agreements with The Provident Bank and American Data Services, Inc.), office space, and other facilities. ONE Fund pays corporate expenses incurred in its operations, including, among others, local income, franchise, issuance or other taxes; certain printing costs; brokerage commissions on portfolio transactions; custodial and transfer agent fees; auditing and legal expenses; and expenses relating to registration of its shares for sale and shareholders' meetings.

As compensation for its services, the Adviser receives from ONE Fund an annual investment advisory fee based on the average daily net asset value of each portfolio's assets during the quarterly period for which the fee is paid based on the following schedule: (a) for those assets held in the Income, Income & Growth and Growth Portfolios, the fee is at an annual rate of 0.5% of the first $l00 million of assets in each portfolio, 0.4% of the next $l50 million and 0.3% of assets over $250 million; (b) as to assets held in the Money Market Portfolio, the fee is at an annual rate of 0.3% of the first $100 million of assets, 0.25% of the next $150 million, and 0.2% of assets over $250 million;
(c) for assets held in the Tax-Free Income Portfolio, the fee is at an annual rate of 0.6% of the first $100 million of assets, 0.5% of the next $150 million, and 0.4% of assets over $250 million; (d) for assets held in the Small Cap Portfolio, the fee is at an annual rate of 0.65% of the first $100 million of assets, 0.55% of the next $150 million, and 0.45% of assets over $250 million;
(e) for assets held in the International and Global Contrarian Portfolios, the fee is at an annual rate of 0.9% of assets in each portfolio, and (f) for assets held in the Core Growth Portfolio, the fee is at an annual rate of 0.95% of the first $150 million of assets and 0.8% of assets over $150 million.

Under the Investment Advisory Agreement, ONE Fund authorizes the Adviser to retain sub-advisers for the Core Growth, International and Global Contrarian Portfolios, subject to the approval of ONE Fund's Board of Directors. The Adviser has entered into a Sub-Advisory Agreement with PBA to manage the investment and reinvestment of Core Growth Portfolio assets, subject to the supervision of the Adviser. As compensation for its services, PBA receives from the Adviser fees at the annual rate of 0.75% of the first $50 million, 0.70% of the next $100 million, and 0.50% of the average daily net assets of that portfolio in excess of $150 million during the quarter for which the fee is paid. The Adviser has entered into a Sub-Advisory Agreement with SGAM to manage the investment and reinvestment of International and Global Contrarian Portfolio assets, subject to the supervision of the Adviser. As compensation for its services, SGAM receives from the Adviser fees at the annual rate of 0.75% of the average daily net assets of each of those portfolios during the quarter for which the fee is paid.

For each of the fiscal years ended June 30, investment advisory fees from each of ONE Fund's portfolios* were paid to ONIMCO (the Adviser's predecessor) and to the Adviser as follows:

1997                      Waived          Earned          Net Fees
                          ------          ------          --------

Money Market            $  54,943        ($ 37,694)      $  17,249
Tax-Free Income            40,001        (  13,228)         26,773
Income                     33,991        (  12,594)         21,397
Income & Growth            58,563        (  21,373)         37,190
Growth                     61,743        (  22,671)         39,072
Core Growth                27,257                0          27,257
Small Cap                  30,439        (   9,644)         20,795
International             151,632                0         151,632
Global Contrarian          52,669                0          52,669
                         --------       ---------         --------
                         $511,238        ($117,204)      $ 394,034

1996                      Earned          Waived           Net Fees
                          ------          ------           --------

Money Market            $  48,270        ($ 48,270)      $       0
Tax-Free Income            36,568        (  18,284)         18,284
Income                     36,190        (  18,095)         18,095
Income & Growth            45,898        (  22,949)         22,949
Growth                     47,590        (  23,795)         23,795
Small Cap                  24,264        (  12,132)         12,132
International             119,892                0         119,892
Global Contrarian          42,132                0          42,132
                         ---------        ---------        --------
                        $ 400,804        ($143,525)       $257,279

               1995                            Earned          Waived           Net Fees
                                               ------          ------           --------

               Money Market                  $  40,669      ($  40,669)      $       0
               Tax-Free Income                  21,136      (   10,568)         10,568
               Income                           28,148      (   14,074)         14,074
               Income & Growth                  36,964      (   18,482)         18,482
               Growth                           31,091      (   15,546)         15,545
               Small Cap                        10,790      (    5,395)          5,395
               International                   104,197               0         104,197
               Global Contrarian                19,262               0          19,262
                                              --------        ---------       --------
                                              $292,257        ($104,734)      $187,523

      * All fees earned prior to May 1, 1996 were paid to ONIMCO. On and after that date, fees were payable to the Adviser. The Core Growth Portfolio is not shown for the years ended June 30, 1995 and 1996 because it did not commence operations until November 1, 1996.

The Investment Advisory Agreement also provides that if, and to the extent that, the total expenses applicable to any portfolio during any calendar quarter (excluding taxes, brokerage commissions, interest and the investment advisory fee) exceed 1%, on an annualized basis, of the portfolio's average daily net asset value, the Adviser will pay such expenses. During the last fiscal year, the Adviser reimbursed the Money Market Portfolio $3,587, the Income Portfolio $7,469, the Core Growth Portfolio $2,322, the Small Cap Portfolio $2,816, the International Portfolio $19,110, and the Global Contrarian Portfolio $10,899 under these terms.


Under a Service Agreement among ONE Fund, the Adviser and ONLI, the latter has agreed to furnish the Adviser, at cost, such research facilities, services and personnel as may be needed by the Adviser in connection with its performance under the Investment Advisory Agreement. The Adviser reimburses ONLI for its expenses in this regard.


The Investment Advisory Agreement, the Service Agreement and the Sub-Advisory Agreement for the International and Global Contrarian Portfolios were approved by a vote of ONE Fund's Board of Directors on January 24, 1996, and the shareholders on March 28, 1996. The Investment Advisory Agreement, the Service Agreement and the Sub-Advisory Agreement for the Core Growth Portfolio were approved by the Board of Directors on August 22, 1996 and by the shareholders of the Core Growth Portfolio on October 31, 1996. These agreements will continue in force from year to year hereafter, if such continuance is specifically approved at least annually by a majority of ONE Fund's directors who are not parties to such agreements or interested persons of any such party, with votes to be cast in person at a meeting called for the purpose of voting on such continuance, and also by a majority of ONE Fund's Board of Directors or by a majority of the outstanding voting securities of each portfolio voting separately. The foregoing agreements were approved by the Board of Directors for continuance on August 27, 1997.


The Investment Advisory, Sub-Advisory and Service Agreements may be terminated at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by ONE Fund's Board of Directors or, as to any portfolio, by a vote of the majority of the portfolio's outstanding voting securities. The Investment Advisory Agreement may be terminated by the Adviser on 90 days' written notice to ONE Fund. The Service Agreement may be terminated, without penalty, by the Adviser or ONLI on 90 days' written notice to ONE Fund and the other party. The Sub-advisory Agreements may be terminated, without penalty, by the

Adviser or the sub-adviser (PBA or SGAM) on 90 days' written notice to ONE Fund and the other party. The Agreements will automatically terminate in the event of their assignment.

ONE Fund's 12b-1 Plan is used solely to compensate broker-dealers that sell ONE Fund shares (the "Selling Dealers") for shareholder services and for sales. The basic payment is 0.15% (on an annualized basis) of the average net assets of the Money Market Portfolio and 0.25% of the average net assets of each other portfolio. The fees are increased to the extent necessary to pay incentive bonuses to individual registered representatives who service $5 million or more of ONE Fund shares. Such increases can never increase the fees paid to more than 0.17% and 0.30% respectively. No interested person of ONE Fund other than the Selling Dealers has a direct or indirect financial interest in ONE Fund's 12b-1 Plan. ONE Fund benefits from the 12b-1 Plan payments to Selling Dealers by having the registered representatives of those dealers answer shareholder questions and by having those registered representatives motivated to sell ONE Fund shares to persons likely to remain shareholders for a period of time.


                              BROKERAGE ALLOCATION

The Adviser buys and sells the portfolio securities for all the portfolios, other than the Core Growth, International and Global Contrarian Portfolios, and selects the brokers to handle such transactions. The sub-advisers (PBA and SGAM) select the brokers and dealers that execute the transactions for the portfolios managed by them. It is the intention of the Adviser and each of the sub-advisers to place orders for the purchase and sale of securities with the objective of obtaining the most favorable price consistent with good brokerage service. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Adviser and sub-advisers will, where possible, deal directly with dealers that make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

In selecting brokers through which to effect transactions, the Adviser and sub-advisers consider a number of factors including the quality, efficiency of execution and value of research, statistical, quotation and valuation services provided. Research services by brokers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. In making such determination, the Adviser or sub-adviser may use a broker whose commission in effecting a securities transaction is in excess of that of some other broker if the Adviser or sub-adviser determines in good faith that the amount of such commission is reasonable in relation to the value of the research and related services provided by such broker. In effecting a transaction for one portfolio, a broker may also offer services of benefit to other portfolios managed by the Adviser or sub-adviser, or to the benefit of its affiliates.

Generally, it is not possible to place a dollar value on research and related services provided by brokers to the Adviser or a sub-adviser. However, receipt of such services may tend to reduce the expenses of the Adviser or a sub-adviser. Research, statistical and similar information furnished by brokers may be of incidental assistance to ONLI, ONF or other clients or affiliates of the Adviser or the sub-advisers and conversely, transaction costs paid by ONLI, ONF or other clients or affiliates of the Adviser or the sub-advisers may generate information which is beneficial to ONE Fund.

Consistent with these polices, the sub-advisers may, with the Board of Directors' approval and subject to its review, direct portfolio transactions to be executed by a broker affiliated with the sub-adviser so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

For each of the fiscal years ended June 30, the following brokerage commission amounts were paid by each portfolio:


                                           1997              1996              1995
                                           ----              ----              ----
                   Money Market             None              None              None
                   Tax-Free Income          None              None              None
                   Income                   None           $   720              None
                   Income & Growth       $ 6,954             4,438           $ 5,101
                   Growth                 14,710             8,034             3,776
                   Core Growth             5,362               N/A               N/A
                   Small Cap               6,888             4,880             5,074
                   International          23,484            22,094            26,616
                   Global Contrarian       6,658            10,126            11,278
                                         -------           -------         -------
                      Total              $64,056           $50,291           $51,845



During the fiscal year ended June 30, 1996, 100% of such commissions were paid to brokers who furnished statistical data and research information to the Adviser or ONIMCO (the predecessor to the Adviser), PBA or SGAM. The Core Growth Portfolio did not commence operations until November 1, 1996.



                        PURCHASE AND REDEMPTION OF SHARES

ONE Fund shares are sold at the public offering price, which is their net asset value plus a sales charge, as described in the prospectus, if applicable. They may be redeemed at their net asset value next computed after a purchase or redemption order is received by ONE Fund. (The net asset value for the Money Market Portfolio is normally $l per share.)

Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after evidence of ownership of the shares is tendered to ONE Fund. However, ONE Fund may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by ONE Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for ONE Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of ONE Fund.

Redemptions of shares of any ONE Fund portfolio by any shareholder during any 90-day period will be paid in cash, up to the lesser of (a) $250,000 or (b) 1% of the portfolio's total net asset value. Larger redemptions may, at ONE Fund's discretion, be paid wholly or in part by securities or other assets of the portfolio. A shareholder who receives securities would likely incur brokerage expenses in disposing of them.

Shares of one portfolio may be exchanged for shares of another portfolio of ONE Fund on the basis of the relative net asset values next computed after an exchange order is received by ONE Fund. However, in the case of transfers from the Money Market Portfolio to another portfolio, the sales charge will be levied unless such assets had previously been subjected to a sales charge by having been earlier transferred from another portfolio to the Money Market Portfolio.

The net asset value of ONE Fund's shares is determined at 4 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. That is normally each weekday (Monday through Friday) except for the following holidays:
New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of the securities in that portfolio plus any cash or other assets less all liabilities of the portfolio, by the number of shares outstanding for that portfolio.

Securities which are held in a portfolio and listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4 p.m. Eastern time. Over-the-counter securities are valued at the last bid price as of 4 p.m. Eastern time.

Short-term debt securities in all portfolios with remaining maturities of 60 days or less are valued at amortized cost. All other assets (not including those of the Money Market Portfolio), including restricted debt securities and other investments for which market quotations are not readily available, are valued at their fair value as determined in good faith by ONE Fund's Board of Directors. ONE Fund relies on Rule 2a-7 under the Investment Company Act of 1940 to value the assets of the Money Market Portfolio on the basis of amortized cost with a view toward stabilizing the net asset value at $l per share and allowing dividend payments to reflect net interest income as earned. Accordingly, the short-term debt assets of the Money Market Portfolio are valued at their cost on the date of acquisition with a daily adjustment being made to accrued income to reflect amortization of premium or accretion of discount to the maturity date.

In relying on Rule 2a-7 with respect to short-term debt securities in its Money Market Portfolio, ONE Fund has agreed to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to not purchase any such debt security having a maturity of more than 397 days. The dollar- weighted average maturity of short-term debt securities is determined by dividing the sum of the dollar value of each such security times the remaining days to maturity of such security by the sum of the dollar value of all short-term debt securities. Should the disposition of a short-term debt security result in a dollar-weighted average maturity of more than the number of days allowed under the exemptive order or Rule 2a-7, as the case may be, the Money Market Portfolio will invest any available cash so as to reduce such average maturity to the required number of days or less as soon as reasonably practicable. ONE Fund normally holds short-term debt securities to maturity and realizes par therefor unless an earlier sale is required to meet redemption requirements.

In addition, the Money Market Portfolio is required to limit its short-term debt investments, including repurchase agreements, to those United States dollar denominated instruments which the Board of Directors determines present minimal credit risks and which are in the top two rating categories of any nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Directors. Although the use of amortized cost provides certainty in valuation, it may result in periods during which value so determined is higher or lower than the price the portfolio would receive if it liquidated its securities.

ONE Fund's Board of Directors is obligated, as a particular responsibility within the overall duty of care owed to the Money Market Portfolio shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objective of such portfolio, to stabilize the portfolio's net asset value per share as computed for the purpose of distribution, redemption and repurchase, at $l per share. The procedures adopted by the Board of Directors include periodically reviewing, as it deems appropriate and at such intervals as are reasonable in light of current market conditions, the extent of deviation, if any, between the net asset value per share based on available market quotations and such value based on the portfolio's $l amortized cost price.

If such deviation exceeds 1/2 of 1 percent, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, it should initiate. Such action may include redemption in kind; selling portfolio instruments prior to maturity to realize capital gains or losses, or to shorten the average portfolio maturity; withholding dividends; splitting, combining or otherwise recapitalizing outstanding shares; or using available market quotations to determine net asset value per share. The Money Market Portfolio may reduce the number of its outstanding shares by requiring shareholders to contribute to capital proportionately the number of full and fractional shares as is necessary to maintain the net asset value per share of $l.


REDUCING THE SALES CHARGE

The prospectus describes a variety of ways you may qualify for scheduled reductions in sales load for large purchases. In general, these special purchase methods permit you to treat your purchase as if it were part of a larger purchase. Certain ways to reduce sales load are available to you individually, and other ways in combination with other investors. First, you may make a single purchase (of shares of one or more ONE Fund portfolios) in an aggregate amount that qualifies for a reduced sales charge (at least $25,000). Second, you may add the amount of your existing ONE Fund holdings to the amount being purchased (with the sum equaling your "accumulated holdings"), and pay only the percentage sales charge that would apply to your purchase if it were part of a purchase the size of your accumulated holdings. Third, you may add to your accumulated holdings the amount of the annual or single premium of any Ohio National annuity or insurance policy you purchase concurrently with the ONE Fund shares (i.e., ONE Fund shares are purchased in the time between application for, and 5 days after delivery of, an Ohio National annuity or insurance policy) and pay only the sales charge that would apply to your purchase if it were part of a purchase the size of your accumulated holdings plus the amount of your concurrent purchase. Fourth, you may add to your accumulated holdings (and your concurrent purchases, if any) an amount of ONE Fund shares you state (in a letter of intent) that you intend to purchase within a 13-month period and pay only the sales charge that would apply to that total. To the extent that your sales charge reduction depends on purchases pursuant to a letter of intent, a number of the shares you purchase will be escrowed to pay the sales charge that would apply if some or all of the future purchases under the letter of intent are not made.

In addition, you may be able to aggregate the holdings or purchases of other persons with the amounts determined in the methods described in the prior paragraph. First, you are entitled to aggregate your accumulated holdings with purchases and holdings of ONE Fund shares by your spouse, children and grandchildren. Second, if you are a member of a "qualified group" (as described in "Group Purchases" in the prospectus), you may aggregate your holdings and purchases with those of the entire qualified group. However, you may not aggregate purchases of your family members with those of a qualified group, to which such family members do not belong, for purposes of qualifying for a reduced sales charge. In addition, you may not aggregate the holdings or purchases of more than one qualified group with your own holdings or purchases.


                                   TAX STATUS

ONE Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Under such provisions, ONE Fund is not subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each portfolio is treated as a separate entity for federal income tax purposes, including determining whether it qualifies as a regulated investment company and determining its net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, each portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. Shareholders should consult their own tax advisers with regard to the tax status of ONE Fund distributions.


                                  UNDERWRITERS

The O.N. Equity Sales Company, a wholly-owned subsidiary of ONLI, has served as principal underwriter for ONE Fund shares from ONE Fund's inception. However, on January 17, 1996, ONLI formed another wholly-owned subsidiary, Ohio National Equities, Inc., which will serve as ONE Fund's principal underwriter once Ohio National Equities, Inc. has obtained all necessary regulatory approvals. ONE Fund shares are offered by the registered representatives of The O.N. Equity Sales Company and other broker-dealers with whom the principal underwriter enters into distribution agreements. ONE Fund shares are offered on a best-efforts basis. The offering is continuous.


                                     EXPERTS


The financial statements of ONE Fund as of June 30, 1997 and for the periods indicated herein included in this Statement of Additional Information and the Financial Highlights included in the prospectus dated November 1, 1997 have been included herein and in the prospectus in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing in this Statement of Additional Information, and upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP's business address is 201 East Fifth Street, Cincinnati, Ohio 45202.



                                  LEGAL COUNSEL

Messrs. Jones & Blouch L.L.P., Washington, D.C., have passed on matters pertaining to the federal securities laws and Ronald L. Benedict, Esq., Secretary of ONE Fund and Second Vice President and Counsel of ONLI, has passed on all other legal matters relating to the legality of the shares described in the prospectus and this Statement of Additional Information.

ONE FUND, INC.
MONEY MARKET PORTFOLIO

Schedule of Investments                                           June 30, 1997

     FACE                                           MARKET
    AMOUNT             SHORT-TERM NOTES             VALUE
 -----------------------------------------------------------------
            AUTOMOTIVE AND RELATED (6.7%)
RELATED (4.6%)
 $100,000   Ford Motor Credit Corp.
               5.560%  07-30-97                $    99,552
  575,000   Ford Motor Credit Corp.
               5.620%  07-30-97                    572,397
  300,000   General Motors Acceptance Corp.
               5.560%  08-11-97                    298,100
                                               -----------
                                                   970,049
                                               -----------
            COMPUTER AND RELATED (4.7%)
  560,000   IBM Credit Corp.
               5.570%  07-15-97                    558,787
  115,000   IBM Credit Corp.
               5.510%  07-15-97                    114,754
                                               -----------
                                                   673,541
                                               -----------
            CONSUMER GOODS (9.8%)
  725,000   Allergen Inc.
               5.560%  07-22-97                    722,649
  700,000   Phillip Morris Inc.
               5.550%  08-11-97                    695,575
                                               -----------
                                                 1,418,224
                                               -----------
            CHEMICALS (4.5%)
  660,000   Englehard Corp.
               5.660%  07-17-97                    658,340
                                               -----------

            ELECTRICAL EQUIPMENT (4.7%)
  400,000   G.E. Capital
               5.570%  07-21-97                    398,762
  280,000   G.E. Capital
               5.610%  07-21-97                    279,127
                                               -----------
                                                   677,889
                                               -----------
            ENTERTAINMENT AND LEISURE (4.1%)
  600,000   Hasbro Inc.
               5.590%  08-29-97                    594,503
                                               -----------
            FINANCE (16.9%)
  590,000   Associates Corp. of N.A.
               5.550%  08-06-97                    586,726
  500,000   BHP Finance Corp.
               5.600%  07-01-97                    500,000
  675,000   Heller Financial
               5.600%  07-28-97                    672,165
  680,000   Household Finance Corp.
               5.550%  07-14-97                    678,637
                                               -----------
                                                 2,437,528
                                               -----------
            FOOD AND RELATED (6.3%)
  218,000   Pepsi Cola
               6.000%  07-01-97                    218,000
  700,000   Winn-Dixie
               5.550%  08-19-97                    694,712
                                               -----------
                                                   912,712
                                               -----------

     FACE                                           MARKET
    AMOUNT             SHORT-TERM NOTES             VALUE
 -----------------------------------------------------------------
              HOUSING, FURNITURE & RELATED (4.6%)
   $675,000   Sherwin Williams
                 5.640%  08-04-97              $   671,404
                                               -----------
              INDUSTRIAL (4.3%)
    620,000   BAT Capital Corp.
                 5.550%  07-23-97                  617,897
                                               -----------

              INSURANCE (11.5%)
    475,000   Prudential Funding
                 5.520%  08-12-97                  471,941
    700,000   Reliastar Mortgage
                 5.570%  07-15-97                  698,484
    500,000   Safeco Credit Company
                 5.530%  08-08-97                  497,081
                                               -----------
                                                 1,667,506
                                               -----------
              MACHINERY AND EQUIPMENT (4.6%)
    100,000   John Deere Capital Corp.
                 5.610%  08-18-97                   99,252
    180,000   John Deere Capital Corp.
                 5.620%  08-18-97                  178,651
    395,000   John Deere Capital Corp.
                 5.600%  08-18-97                  392,051
                                               -----------
                                                   669,954
                                               -----------
              MEDIA AND PUBLISHING (4.7%)
    680,000   Cox Enterprises
                 5.790%  07-09-97                  679,125

              RETAIL (4.8%)
    500,000   Sears Roebuck
                 5.540%  08-19-97                  496,230
    195,000   Sears Roebuck
                 5.550%  08-19-97                  193,527
                                               -----------
                                                   689,757
                                               -----------
              UTILITIES (9.3%)
    650,000   Central Louisiana Electric
                 5.570%  07-08-97                  649,296
    700,000   PG&E Corp.
                 5.550%  07-21-97                  697,842
                                               -----------
                                                 1,347,138
                                               -----------
              TOTAL HOLDINGS
                 (Cost $14,685,567)(a)         $14,685,567
                                               ===========


(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
MONEY MARKET PORTFOLIO

Statement of Assets and Liabilities
                                                                   June 30, 1997
ASSETS:
 Investments in securities at amortized cost
  and market value (note 1) ....................................     $14,685,567
 Cash in bank ..................................................             215
 Receivable for fund shares sold ...............................          17,993
 Deferred organizational expenses (note 1) .....................             455
 Other .........................................................           6,538
                                                                     -----------
  Total assets .................................................      14,710,768
                                                                     -----------
LIABILITIES:
 Payable for fund shares redeemed ..............................         301,044
 Payable for investment management
  services (note 3) ............................................           3,565
 Accrued 12b-1 fees (note 6) ...................................           5,122
 Other accrued expenses ........................................          14,266
 Dividends payable .............................................          22,279
                                                                     -----------
  Total liabilities ............................................         346,276
                                                                     -----------
Net assets at market value .....................................     $14,364,492
                                                                     ===========

Net assets consist of:
 Par value, $.001 per share ....................................     $    14,364
 Paid-in capital in excess of par value ........................      14,350,128
                                                                     -----------
Net assets at market value .....................................     $14,364,492
                                                                     ===========
Shares outstanding .............................................      14,364,492

Net asset value per share ......................................     $      1.00
                                                                     ===========
Maximum offering price per share ...............................     $      1.00
                                                                     ===========


Statement of Operations
                                                        Year ended June 30, 1997
INVESTMENT INCOME:
 Interest .................................................           $ 936,660

EXPENSES:
 Management fees (note 3) .................................              54,943
 12b-1 fees (note 6) ......................................              25,483
 Custodian fees (note 3) ..................................              18,720
 Directors' fees ..........................................               2,800
 Professional fees ........................................              11,920
 Transfer agent fees ......................................              26,700
 Filing fees ..............................................              15,000
 Organizational expense (note 1) ..........................               3,471
 Other ....................................................              18,000
                                                                      ---------
  Total expenses ..........................................             177,037
  Less expenses voluntarily reduced
   or reimbursed (note 3) .................................             (41,281)
                                                                      ---------
  Net expenses ............................................             135,756
                                                                      ---------
  Net investment income ...................................             800,904
                                                                      ---------
   Net increase in net
   assets from operations .................................           $ 800,904
                                                                      =========




   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
MONEY MARKET PORTFOLIO

Statement of Changes in Net Assets

                                                                                  YEAR ENDED      YEAR ENDED
                                                                                 JUNE 30, 1997   JUNE 30, 1996
                                                                                 -------------   -------------
From operations:
 Net investment income ..........................................................     $800,904         $826,263
                                                                                   -----------      -----------
   Net increase in assets from operations........................................      800,904          826,263
                                                                                   -----------      -----------
Dividends and distributions to shareholders:
 Dividends paid from net investment income.......................................     (800,904)        (826,263)
                                                                                   -----------      -----------
From capital share transactions (note 4):
 Received from shares sold ......................................................   17,151,447       13,411,231
 Received from dividends reinvested .............................................      545,914          821,475
 Paid for shares redeemed .......................................................  (19,142,752)     (12,570,685)
                                                                                   -----------      -----------
  Increase (decrease) in net assets derived from capital share transactions         (1,445,391)       1,662,021
                                                                                   -----------      -----------
    Increase (decrease) in net assets ...........................................   (1,445,391)       1,662,021
                                                                                   -----------      -----------
Net Assets:
 Beginning of period ............................................................   15,089,883       14,147,862
                                                                                   -----------      -----------
 End of period ..................................................................  $14,364,492      $15,809,883
                                                                                   ===========      ===========

Financial Highlights

                                                                                                                8-18-92
                                                                          YEARS ENDED JUNE 30,                    TO
                                                               1997        1996         1995         1994       6-30-93
                                                           ----------   ----------   ----------   ----------   ----------
Per share data:
Net asset value, beginning of period ...................         1.00   $     1.00   $     1.00   $     1.00   $     1.00
Income from investment operations:
 Net investment income .................................         0.05         0.05         0.05         0.03         0.02
Less distributions:
 Dividends from net investment income ..................        (0.05)       (0.05)       (0.05)       (0.03)       (0.02)
                                                           ----------   ----------   ----------   ----------   ----------
Net asset value, end of period .........................   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                           ==========   ==========   ==========   ==========   ==========
Total return ...........................................         4.77%        5.18%        5.06%        3.06%        2.67%(b)

Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
 Expenses ..............................................         0.80%        0.57%        0.51%        0.44%        0.43%(a)
 Net investment income .................................         4.71%        5.14%        4.99%        2.97%        2.70%(a)
Ratios assuming no fees waived or reimbursed by advisor:
 Expenses ..............................................         1.04%        0.87%        0.81%        0.74%        0.73%(a)
 Net investment income .................................         4.47%        4.84%        4.69%        2.67%        2.40%(a)

Net assets at end of period (millions) .................         14.4         15.8         14.1         12.3         21.3


(a)  Annualized

(b)  Calculated on an aggregate basis (not annualized)

(c) The advisor has elected to waive 0.15% of the management fee for the Money Market portfolio, but it may cease that waiver, in whole or in part, without prior notice. In addition, the advisor has reimbursed certain operating expenses.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
TAX-FREE INCOME PORTFOLIO

Schedule of Investments                                           June 30, 1997

  FACE                                             MARKET
 AMOUNT            REPURCHASE AGREEMENTS           VALUE
--------------------------------------------------------------
           FINANCIAL (2.0%)
$137,000   Star Bank 5.250%  due 07-01-97
             repurchase price $137,020
             collateralized by GNMA certificates
             pool #8359
             due 01-20-24 (Cost $140,000)         $137,000
                                                ----------

           TOTAL REPURCHASE AGREEMENTS
             (2.0%)  (Cost $137,000)              $137,000
                                                ----------


  FACE                                             MARKET
 AMOUNT               MUNICIPAL BONDS              VALUE
--------------------------------------------------------------
           AIRPORT REVENUE (7.7%)
$300,000   Chicago Illinois Midway Airport
              5.500%  01-01-29                    $289,776
 250,000   Chicago Illinois O'Hare Airport
              5.000% 01-01-13                      234,593
                                                ----------
                                                   524,369
                                                ----------
           CONVENTION COMPLEX &
           HOSPITALITY FACILITIES (3.0%)
 200,000   Metropolitan Pier
              6.250%  07-01-17                     204,356
                                                ----------

           GENERAL OBLIGATION BONDS (11.2%)
 100,000   Clairborne County Mississippi
              7.300% 05-01-25                      105,367
 150,000   Commonwealth of Puerto Rico
              5.500%  07-01-17                     147,765
 250,000   State of Nevada
              6.600% 12-01-13                      274,550
 250,000   State of Washington
              5.000% 05-01-17                      236,010
                                                ----------
                                                   763,692
                                                ----------
           HOSPITAL REVENUE (14.7%)
 250,000   Hawaii Department of Budget
              6.000%  07-01-20                     256,170
 250,000   Massachusetts State Hospital
              6.200%  10-01-16                     261,313
 300,000   North Carolina Medical Care Comm.
              5.250%  05-01-26                     283,200
 200,000   Wisconsin Health and Education
              6.125%  11-15-15                     207,286
                                                ----------
                                                 1,007,969
                                                ----------
           HOUSING REVENUE (2.2%)
 150,000   Alaska Housing
              5.875% 12-01-24                      150,281
                                                ----------

       FACE                                       MARKET
      AMOUNT     MUNICIPAL BONDS                  VALUE
     ---------------------------------------------------------
                INSURED BONDS (16.4%)
  $250,000   Atlanta RTA
                6.800% 07-01-14 (Insured MBIA)  $  285,842
   250,000   Matagorde Texas
                6.700%  03-01-27 (Insured AMBAC)   272,273
   250,000   New York State Med Care
                6.750%  08-15-14 (Insured AMBAC)   274,920
   250,000   Pennsylvania Intergovernment Corp.
                6.750%  06-15-21 (Insured FGIC)    283,605
                                                ----------
                                                 1,116,640
                                                ----------
             POLLUTION CONTROL &
             INDUSTRIAL REVENUE

   250,000   Lawrenceburg, Indiana
                5.900% 11-01-19                    249,945
   250,000   Richland County, S. Carolina
                6.550% 11-01-20                    267,612
   250,000   West Feliciana, Louisiana
                8.000% 12-01-24                    267,053
                                                ----------
                                                   784,610
                                                ----------
             POWER REVENUE (22.4%)
   250,000   Jacksonville Florida Municipal
                5.500% 10-01-14                    249,288
   250,000   Mobile Alabama
                6.950% 01-01-20                    267,985
   250,000   North Carolina Eastern Power
                6.000%  01-01-22                   250,797
   250,000   Salt River Arizona Project
                5.000%  01-01-13                   242,265
   200,000   Southern California Public Power
                6.000%  07-01-18                   210,373
   300,000   Washington Power
                5.700%  07-01-12                   305,400
                                                ----------
                                                 1,526,108
                                                ----------
             SCHOOL REVENUE (4.0%)
   250,000   Clark County, Nevada School District
                7.000% 06-01-09                    275,406
                                                ----------
             WATER REVENUE (3.7%)
   250,000   Metropolitan Water District of
                S. California
                5.500% 07-01-13                    252,820
                                                ----------
             TOTAL MUNICIPAL BONDS
                (Cost  $6,011,706)              $6,606,250

             TOTAL HOLDINGS
                (Cost  $6,148,706) (a)          $6,743,250
                                                ==========




(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
TAX-FREE INCOME PORTFOLIO

Statement of Assets and Liabilities
                                                                   JUNE 30, 1997
ASSETS:
 Investments in securities at market
  value (note 1) (Cost $6,148,706).............................     $ 6,743,250
 Cash in bank .................................................             666
 Receivable for fund shares sold ..............................              24
 Dividends and accrued interest receivable ....................         121,505
 Deferred organizational expenses (note 1) ....................           1,213
 Other ........................................................           2,502
                                                                    -----------
  Total assets ................................................       6,869,160
                                                                    -----------
LIABILITIES:
 Payable for investment management
  services (note 3) ...........................................           3,105
 Accrued 12b-1 fees (note 6) ..................................           4,076
 Other accrued expenses .......................................          11,753
 Dividends payable ............................................          23,606
                                                                    -----------
  Total liabilities ...........................................          42,540
                                                                    -----------
Net assets at market value ....................................     $ 6,826,620
                                                                    ===========
Net assets consist of:
 Par value, $.001 per share ...................................     $       615
 Paid-in capital in excess of par value .......................       6,242,688
 Accumulated undistributed net realized
  loss on investments .........................................         (11,340)
 Net unrealized appreciation on investments ...................         594,544
 Undistributed net investment income ..........................             113
                                                                    -----------
Net assets at market value ....................................     $ 6,826,620
                                                                    ===========
Shares outstanding ............................................         615,334

Net asset value per share .....................................     $     11.09
                                                                    ===========
Maximum offering price per share ($11.09/97%)  ................     $     11.43
                                                                    ===========


   Statement of Operations
                                                       YEAR ENDED JUNE 30, 1997

Investment income:
 Interest ........................................................    $ 402,595
                                                                      ---------
EXPENSES:
 Management fees (note 3) ........................................       40,001
 12b-1 fees (note 6) .............................................       16,667
 Custodian fees (note 3) .........................................        8,713
 Directors' fees .................................................        1,120
 Professional fees ...............................................        4,768
 Transfer agent fees .............................................       11,000
 Filing fees .....................................................        6,000
 Organizational expense (note 1) .................................          522
 Other ...........................................................        7,692
                                                                      ---------
  Total expenses .................................................       96,483
  Less expenses voluntarily reduced
   or reimbursed (note 3) ........................................      (14,059)
                                                                      ---------
  Net expenses ...................................................       82,424
                                                                      ---------
  Net investment income ..........................................      320,171
                                                                      ---------
Realized and unrealized gain (loss) on investments:
 Net realized loss from investments...............................       (4,042)
 Net increase in unrealized
  appreciation on investments ....................................      185,075
                                                                      ---------
   Net gain on investments .......................................      181,033
                                                                      ---------
   Net increase in net
   assets from operations ........................................    $ 501,204
                                                                      =========




   The accompanying notes are an inetgral part of these financial statements.

ONE FUND, INC.
TAX-FREE INCOME PORTFOLIO

Statement of Changes in Net Assets

                                                                                    YEAR ENDED      YEAR ENDED
                                                                                   JUNE 30, 1997  JUNE 30, 1996
                                                                                   -------------  -------------
From operations:
 Net investment income ..........................................................   $   320,171    $   315,773
 Realized loss on investments ...................................................        (4,042)        (7,298)
 Unrealized gain on investments .................................................       185,075         71,682
                                                                                    -----------    -----------
   Net increase in assets from operations .......................................       501,204        380,157
                                                                                    -----------    -----------
Dividends and distributions to shareholders:
 Dividends paid from net investment income ......................................      (320,058)      (315,773)
                                                                                    -----------    -----------
From capital share transactions (note 4):
 Received from shares sold ......................................................       436,076        315,892
 Received from dividends reinvested .............................................       153,756        311,840
 Paid for shares redeemed .......................................................      (227,986)       (65,222)
                                                                                    -----------    -----------
  Increase in net assets derived from capital share transactions ................       361,846        562,510
                                                                                    -----------    -----------
    Increase in net assets ......................................................       542,992        626,894
                                                                                    -----------    -----------
Net Assets:
 Beginning of period ............................................................     6,283,628      5,656,734
                                                                                    -----------    -----------
 End of period (a) ..............................................................   $ 6,826,620    $ 6,283,628
                                                                                    ===========    ===========

(a) Includes undistributed net investment income of .............................   $       113              0
                                                                                    ===========    ===========


Financial Highlights

                                                                                11-1-94
                                                          YEARS ENDED JUNE 30,    TO
                                                            1997       1996     6-30-95
                                                           ------     ------     ------
Per share data:
Net asset value, beginning of period ...................    10.79      10.66      10.00
Income from investment operations:
 Net investment income .................................     0.53       0.56       0.35
 Net realized and unrealized gain on investments .......     0.30       0.13       0.66
                                                           ------     ------     ------
  Total income from investment operations ..............     0.83       0.69       1.01
                                                           ------     ------     ------
Less distributions:
 Dividends from net investment income ..................    (0.53)     (0.56)     (0.35)
                                                           ------     ------     ------
Net asset value, end of period .........................   $11.09     $10.79     $10.66
                                                           ======     ======     ======
Total return ...........................................     7.82%      6.59%     10.26%(b)

Ratios and supplemental data:
Ratios net of fees waived or reimbursed by advisor (c):
 Expenses ..............................................     1.24%      0.94%      0.91%(a)
 Net investment income .................................     4.81%      5.20%      5.04%(a)
Ratios assuming no fees waived or reimbursed by advisor:
 Expenses ..............................................     1.45%      1.24%      1.21%(a)
 Net investment income .................................     4.60%      4.90%      4.74%(a)

Portfolio turnover rate ................................        6%         8%         0%
Net assets at end of period (millions) .................      6.8        6.3        5.7

(a)  Annualized

(b)  Calculated on an aggregate basis (not annualized)

(c) The advisor has elected to waive 0.15% of the management fee for the Tax-Free Income portfolio, but it may cease that waiver, in whole or in part, without prior notice. In addition, the advisor has reimbursed certain operating expenses.

   The accompanying notes are an integral part of these financial statements.

 ONE FUND, INC.
 INCOME PORTFOLIO

 Schedule of Investments                                          June 30, 1997

    FACE                                            MARKET
   AMOUNT         REPURCHASE AGREEMENTS              VALUE
   ----------------------------------------------------------
            FINANCIAL (1.5%)
  $102,000  Star Bank 5.250%  due 07-01-97
              repurchase price $102,015
              pool # 8359
              collateralized by GNMA certificates
              due 01-20-24 (Cost $105,000)        $  102,000
                                                  -----------

            TOTAL REPURCHASE AGREEMENTS
              (1.5%) (Cost $102,000)              $   102,000
                                                  -----------


    FACE                                             MARKET
   AMOUNT        LONG-TERM BONDS & NOTES              VALUE
   ----------------------------------------------------------
            GOVERNMENT (21.2%)
$1,000,000  U.S. Treasury Note
               6.375% 08-15-02                    $   999,688

   400,000  U.S. Treasury Note
               7.375% 11-15-97                        402,625
                                                  -----------
                                                    1,402,313
                                                  -----------
            COMMUNICATONS (1.6%)
   100,000  Comcast Cable Communications
               8.375%  05-01-07                       106,552
                                                  -----------
            COMPUTER AND RELATED (3.9%)
   250,000  International Business Machines
               7.250%  11-01-02                       255,988
                                                  -----------

            CONSUMER GOODS (3.7%)
   250,000  RJR Nabisco, Inc.
               7.625% 09-15-03                        242,228
                                                  -----------

            FORESTRY AND PAPER PRODUCTS (3.9%)
   250,000  ITT Rayonier, Inc.
               7.500% 10-15-02                        256,048
                                                  -----------

            HOTEL/LODGING (7.4%)
   300,000  ITT Destinations, Inc.
               6.750%  11-15-05                       285,460
   200,000  Marriott International
               7.875% 04-15-05                        207,620
                                                  -----------
                                                      493,080
                                                  -----------
            MEDICAL AND RELATED (7.0%)
   250,000  Bergen Brunswig Corp.
               7.375% 01-15-03                        254,847
   200,000  Manor Care, Inc.
               9.500% 11-15-02                        208,561
                                                  -----------
                                                      463,408


            OIL, ENERGY AND NATURAL GAS (12.5%)
   250,000  Maxus Energy
               9.875% 10-15-02                        263,750
   200,000  PDV America, Inc.
                7.875% 08-01-03                       203,200
   100,000  Seagull Energy
               7.875% 08-01-03                         98,420
   250,000  Tenneco Inc.
               8.075%  10-01-02                       263,118
                                                  -----------
                                                      828,488
                                                  -----------


     FACE                                           MARKET
    AMOUNT       LONG-TERM BONDS & NOTES             VALUE
  -----------------------------------------------------------
               REAL ESTATE (3.0%)
     $200,000  Avalon Properties Inc.
                  7.375% 09-15-02                 $   200,262
                                                  -----------
               RETAIL (1.6%)
      100,000  Genesco, Inc.
                  10.375% 02-01-03                $   103,500
                                                  -----------
               TEXTILES AND RELATED (3.9%)
      250,000  Fruit of the Loom Corp.
                  7.875%  10-15-99                $   256,492
                                                  -----------
               TRANSPORTATION (3.7%)
      250,000  Illinois Central Gulf Railroad
                  6.750%  05-15-03                $   247,956
                                                  -----------
               UTILITIES (15.6%)
      250,000  El Paso Electric Co.
                  8.900%  02-01-06                $   267,500
      250,000  Mississippi Power and Light
                  8.800%  04-01-05                $   253,797
      219,467  Puget Power
                  6.450%  04-11-05                $   217,865
      300,000  Texas Utilities Electric
                  7.480% 01-01-17                 $   290,255
                                                  -----------
                                                  $ 1,029,417
                                                  -----------

               TOTAL LONG-TERM BONDS & NOTES
                  (89.0) (Cost  $5,797,907)       $ 5,885,732
                                                  -----------

                                                     MARKET
      SHARES            PREFERRED STOCK              VALUE
    ---------------------------------------------------------
               OIL, ENERGY AND NATURAL GAS (2.5%)
        6,500  Phillips Gas Co., 9.320%, Serie    $   169,000
                                                  -----------

               UTILITIES (5.9%)
        8,000  GTE Delaware, 8.750% Series B      $   212,000
        7,000  Connecticut Light, Power & Capital
                  9.300% Series A                 $   175,875
                                                  -----------
                                                  $   387,875
                                                  -----------

               TOTAL PREFERRED STOCK (8.4%)
                  (Cost  $537,500)                $   556,875
                                                  -----------
               TOTAL HOLDINGS
                  (Cost  $6,437,407) (a)          $ 6,544,607
                                                  ===========

        (a) Also represents cost for Federal income tax purposes.




   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
Income Portfolio

Statement of Assets and Liabilities

                                                                  June 30, 1997
ASSETS:
 Investments in securities at market
  value (note 1) (Cost $6,437,407) .........................        $ 6,544,607
 Cash in bank ..............................................                801
 Receivable for fund shares sold ...........................                746
 Dividends and accrued interest receivable .................            122,482
 Deferred organizational expenses (note 1) .................                455
 Other .....................................................              8,810
                                                                    -----------
  Total assets .............................................          6,677,901
                                                                    -----------
LIABILITIES:
 Payable for investment management
  services (note 3) ........................................              3,858
 Accrued 12b-1 fees (note 6) ...............................              3,918
 Other accrued expenses ....................................             19,246
 Dividends payable .........................................             27,600
                                                                    -----------
  Total liabilities ........................................             54,622
                                                                    -----------
Net assets at market value .................................        $ 6,623,279
                                                                    ===========

Net assets consist of:
 Par value, $.001 per share ................................        $       679
 Paid-in capital in excess of par value ....................          6,618,945
 Accumulated undistributed net realized
  loss on investments ......................................           (103,545)
 Net unrealized appreciation on investments ................            107,200
                                                                    -----------

Net assets at market value .................................        $ 6,623,279
                                                                    ===========

Shares outstanding .........................................            679,257

Net asset value per share ..................................        $      9.75
                                                                    ===========
Maximum offering price per share ($9.75/97%) ...............        $     10.05
                                                                    ===========



    Statement of Operations
                                                              Year ended June 30, 1997
    Investment income:
     Interest .................................................       $ 501,524

    EXPENSES:
     Management fees (note 3) .................................          33,991
     12b-1 fees (note 6) ......................................          16,672
     Custodian fees (note 3) ..................................          12,368
     Directors' fees ..........................................           1,260
     Professional fees ........................................           5,364
     Transfer agent fees ......................................          12,900
     Filing fees ..............................................           6,750
     Organizational expense (note 1) ..........................           3,471
     Other ....................................................           7,938
                                                                      ---------
      Total expenses ..........................................         100,714
      Less expenses voluntarily reduced
       or reimbursed (note 3) .................................         (20,063)
                                                                      ---------
      Net expenses ............................................          80,651
                                                                      ---------
      Net investment income ...................................         420,873
                                                                      ---------
    Realized and unrealized gain on investments:
     Net realized gain from investments .......................           7,352
     Net increase in unrealized
      appreciation on investments .............................          98,941
                                                                      ---------
       Net gain on investments ................................         106,293
                                                                      ---------
       Net increase in net
       assets from operations .................................       $ 527,166
                                                                      =========



  The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
Income Portfolio

Statement of Changes in Net Assets

                                                                   Year Ended      Year Ended
                                                                  June 30, 1997   June 30, 1996
                                                                  -------------   -------------
From operations:
 Net investment income .........................................   $   420,873    $   468,533
 Realized gain (loss) on investments ...........................         7,352        (49,166)
 Unrealized gain (loss) on investments .........................        98,941        (89,116)
                                                                   -----------    -----------
   Net increase in assets from operations ......................       527,166        330,251
                                                                   -----------    -----------
Dividends and distributions to shareholders:
 Dividends paid from net investment income .....................      (420,873)      (468,533)
                                                                   -----------    -----------
   Total dividends and distributions ...........................      (420,873)      (468,533)
                                                                   -----------    -----------
From capital share transactions (note 4):
 Received from shares sold .....................................       201,790        779,610
 Received from dividends reinvested ............................       224,885        431,894
 Paid for shares redeemed ......................................      (892,262)    (1,233,852)
                                                                   -----------    -----------
  Decrease in net assets derived from capital share transactions      (465,587)       (22,348)
                                                                   -----------    -----------
    Decrease in net assets .....................................      (359,294)      (160,630)
                                                                   -----------    -----------
Net Assets:
 Beginning of period ...........................................     6,982,573      7,143,203
                                                                   -----------    -----------

 End of period .................................................   $ 6,623,279    $ 6,982,573
                                                                   ===========    ===========


    Financial Highlights

                                                                                                      8-18-92
                                                                     Years Ended June 30,               to
                                                            1997       1996      1995       1994      6-30-93
                                                           ------     ------    ------     ------     ------
Per share data:
Net asset value, beginning of period ...................   $ 9.59     $ 9.78    $ 9.39     $10.43     $10.00
Income (loss) from investment operations:
 Net investment income .................................     0.61       0.63      0.65       0.62       0.45
 Net realized and unrealized gain (loss) on investments      0.16      (0.19)     0.39      (0.98)      0.45
                                                           ------     ------    ------     ------     ------
  Total income (loss) from investment operations .......     0.77       0.44      1.04      (0.36)      0.90
                                                           ------     ------    ------     ------     ------
Less distributions:
 Dividends from net investment income ..................    (0.61)     (0.63)    (0.65)     (0.62)     (0.45)
 Distributions from net realized capital gains .........     0.00       0.00      0.00      (0.06)     (0.02)
                                                           ------     ------    ------     ------     ------
  Total distributions ..................................    (0.61)     (0.63)    (0.65)     (0.68)     (0.47)
                                                           ------     ------    ------     ------     ------
Net asset value, end of period .........................   $ 9.75     $ 9.59    $ 9.78     $ 9.39     $10.43
                                                           ======     ======    ======     ======     ======

Total return ...........................................     8.26%      4.61%    11.58%     (3.79%)     9.56%(b)

Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
 Expenses ..............................................     1.21%      0.97%     0.85%      1.02%      1.11%(a)
 Net investment income .................................     6.29%      6.50%     6.80%      6.10%      5.07%(a)
Ratios assuming no fees waived or reimbursed by advisor:
 Expenses ..............................................     1.51%      1.22%     1.10%      1.27%      1.36%(a)
 Net investment income .................................     5.99%      6.25%     6.55%      5.85%      4.82%(a)

Portfolio turnover rate ................................       10%         9%        4%         6%         6%
Net assets at end of period (millions) .................   $  6.6     $  7.0    $  7.1     $  4.6     $  5.7


(a)  Annualized

(b)  Calculated on an aggregate basis (not annualized)

(c) The advisor has elected to waive 0.15% of the management fee for the Income portfolio, but it may cease that waiver, in whole or in part, without prior notice. In addition, the advisor has reimbursed certain operating expenses.

The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
Income & Growth Portfolio

Schedule of Investments

      FACE                                                            MARKET
     AMOUNT       LONG-TERM BONDS & NOTES                              VALUE
-------------------------------------------------------------------------------
              BANKING (0.8%)
   $100,000   First State Bancorporation
                 7.500%  04-30-17                                     $108,375
                                                                      ---------
              COMMUNICATIONS (0.8%)
    100,000   Comcast Cable Communications
                 8.375%  05-01-07                                      106,552
                                                                      ---------
              COMPUTER AND RELATED (1.9%)
    250,000   IBM Corp.
                 7.250% 11-01-02                                       255,988
                                                                      ---------
              ELECTRICAL EQUIPMENT (0.7%)
    100,000   Richey Electronics
                 7.000%  03-01-06                                        89,625
                                                                      ---------
              FINANCE (0.8%)
    100,000   Citifed Bancorp
                 8.250%  09-01-03                                        99,934
                                                                      ---------
              FORESTRY AND PAPER PRODUCTS (1.9%)
    250,000   ITT Rayonier, Inc.
                 7.500% 10-15-02                                        256,048
                                                                      ---------
              OIL, ENERGY AND NATURAL GAS (9.1%)
    250,000   Maxus Energy
                 9.875% 10-15-02                                        263,750
    100,000   Offshore Logistics
                 6.000%  12-15-06                                       107,500
    300,000   PDV America, Inc.
                 7.875%  08-01-03                                       304,800
    250,000   Tenneco, Inc.
                 8.075%  10-01-02                                       263,118
    250,000   Union Texas Petroleum
                 8.250%  11-15-99                                       259,210
                                                                      ---------
                                                                      1,198,378
                                                                      ---------
              UTILITIES (1.5%)
    200,000   Mississippi Power and Light
                 8.800% 04-01-05                                        203,038
                                                                      ---------
              TOTAL LONG-TERM BONDS & NOTES
                 (17.5%) (COST  $2,231,782)                          $2,317,938
                                                                     ----------

      FACE                                                             MARKET
     AMOUNT          SHORT-TERM NOTES                                  VALUE
-------------------------------------------------------------------------------
              AUTOMOTIVE AND RELATED (2.2%)
   $145,000   Ford Motor Credit Corp.
                 5.520%  07-03-97                                      $144,956
    140,000   General Motors Accptance Corp.
                 5.580%  07-08-97                                       139,848
                                                                      ---------
                                                                        284,804
                                                                      ---------
              FINANCE (2.8%)
    230,000   Heller Financial, Inc.
                 5.620%  07-09-97                                       229,713
    145,000   Household Financial Corp.
                 5.460%  07-01-97                                       145,000
                                                                      ---------
                                                                        374,713
                                                                      ---------

        FACE                                                           MARKET
       AMOUNT           SHORT-TERM NOTES                               VALUE
-------------------------------------------------------------------------------
                RETAIL (0.7%)
   $100,000     Sears Roebuck
                   5.500%  07-02-97                                  $   99,984
                                                                     ----------

                TOTAL SHORT-TERM NOTES (5.7%)
                   (COST  $759,501)                                  $  759,501
                                                                     ----------

                                                                       Market
       SHARES             COMMON STOCK                                 VALUE
-------------------------------------------------------------------------------
                AEROSPACE (3.2%)
        5,000   Allied Signal, Inc.                                  $  420,000
                                                                     ----------
                AUTOMOTIVE AND RELATED (3.1%)
        3,300   Chrysler Corp.                                          108,281
        2,500   Cooper Tire & Rubber Co.                                 55,000
        4,000   Magna International, Inc.                               240,750
                                                                     ----------
                                                                        404,031
                                                                     ----------
                BANKING (1.5%)
        3,500 * Flagstar Bancorp Inc.                                    56,875
        1,000   Star Banc Corp.                                          42,250
        2,500   Susquehanna Bancshares                                   98,125
                                                                     ----------
                                                                        197,250
                                                                     ----------
                BUSINESS SERVICES (3.4%)
        5,000   First Data Corp.                                        219,688
        3,000   Manpower Inc.                                           133,500
        6,000   Reynolds and Reynolds                                    94,500
                                                                     ----------
                                                                        447,688
                                                                     ----------
                CHEMICALS (4.2%)
        1,250   Hanson Trust PLC                                         31,250
        5,000   Learonal Inc.                                           142,500
        5,000   Minerals Technologies Inc.                              187,500
        6,000   OM Group Inc.                                           198,750
                                                                     ----------
                                                                        560,000
                                                                     ----------
                COMPUTER AND RELATED (13.2%)
        1,925 * 3Com Corporation                                         86,625
        2,000   Computer Associates Internationa                        111,375
        7,500   Hewlett Packard Co.                                     420,000
        3,000   Intel Corp.                                             425,438
       10,000   MacNeal-Schwendler Corp.                                108,750
        2,000 * Microsoft Corp.                                         252,750
        4,000   Texas Instruments, Inc.                                 336,250
                                                                     ----------
                                                                      1,741,188
                                                                     ----------
                CONSUMER PRODUCTS (0.5%)
        2,000   Stanhome, Inc.                                           65,750
                                                                     ----------
                ELECTRICAL EQUIPMENT (3.9%)
        3,000   Varian Associates, Inc.                                 162,750
       12,000   Westinghouse Electric                                   277,500
        1,000   Xerox Corp.                                              78,875
                                                                     ----------
                                                                        519,125
                                                                     ----------
                ENTERTAINMENT AND LEISURE (1.7%)
        5,000   Cedar Fair                                              218,750
                                                                     ----------
                FINANCE (1.5%)
       15,000   Bando McGlocklin Capital                                198,750
                                                                     ----------
                FOOD AND RELATED (2.5%)
        3,000   H.J. Heinz Co.                                          138,375
        6,000   Panamerican Beverages Inc.                              197,250
                                                                     ----------
                                                                        335,625
                                                                     ----------

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO


Schedule of Investments

                                                                      MARKET
     SHARES            COMMON STOCK                                   VALUE
-------------------------------------------------------------------------------
              FORESTRY AND PAPER PRODUCTS (0.9%)
      4,000   Sonoco Products Co.                                   $  121,750
                                                                    ----------
              HOUSING, FURNITURE & RELATED (1.3%)
      7,100   Haverty Furniture Co.                                     88,750
      6,200   Shelby Williams Industries Inc.                           84,475
                                                                    ----------
                                                                       173,225
                                                                    ----------
              INDUSTRIAL SERVICES (6.1%)
      6,000   Clarcor Inc.                                             148,500
     12,000   Regal Beloit Corp.                                       314,250
      7,000   Versa Technologies Inc.                                  110,250
      5,000   York International, Corp.                                230,000
                                                                    ----------
                                                                       803,000
                                                                    ----------
              INSURANCE SERVICES (0.8%)
      4,000   Blanch EW Holdings Inc.                                  106,750
                                                                    ----------
              MEDICAL AND RELATED (2.4%)
        500   Allegiance Corporation                                    13,625
      2,500   Baxter International                                     130,625
      2,150   National Healthcare LP                                    95,943
      1,500   United Healthcare Corporation                             78,000
                                                                    ----------
                                                                       318,193
                                                                    ----------
              OIL, ENERGY AND GAS (10.7%)
      8,000   Camco International, Inc.                                438,000
      2,750 * Energy Group PLC ADR                                     116,531
      6,000   Monterey Resources                                        89,250
      4,800   National Propane Partners                                 97,800
      5,000   Pacific Gulf Properties, Inc.                            110,000
      3,000   WD-40 Co.                                                180,000
      8,000   Westcoast Energy, Inc.                                   145,500
      5,250   Williams Cos., Inc.                                      229,688
                                                                    ----------
                                                                     1,406,769
                                                                    ----------
              REAL ESTATE (6.2%)
      8,000   Commercial Net Lease Realty                              122,500
      4,000   First Industrial Realty Trust                            117,000
      7,000   Great Lakes REIT                                         115,063
      6,000   Healthcare Realty Trust                                  167,250
      5,000   Liberty Property Trust                                   124,375
      4,500   National Health Investors                                176,625
                                                                    ----------
                                                                       822,813
                                                                    ----------
              TEXTILES AND RELATED (1.0%)
      4,500   Oxford Industries, Inc.                                  127,688
                                                                    ----------
              TRANSPORTATION (3.8%)
      3,723   Burlington Northern, Inc.                                334,604
      1,250 * Consolidated Freightways Corp.                            20,468
      2,500   CNF Transportation                                        80,625
      6,000   Greenbriar Companies, Inc.                                67,875
                                                                    ----------
                                                                       503,572
                                                                    ----------
              TOTAL COMMON STOCK (71.9%)
                 (COST  $5,885,767)                                 $9,491,917
                                                                    ==========

                                                                      MARKET
     SHARES            PREFERRED STOCK                                VALUE
-------------------------------------------------------------------------------
                AUTOMOTIVE AND RELATED (0.4%)
        2,000   Walbro Capital Trust Pfd.  8.000                   $    57,250
                                                                   -----------
                BANKING (0.9%)
        4,000   National Australia Bank Ltd. Pfd                       111,750
                                                                   -----------
                FINANCE (0.3%)
        1,500 * Money Store
                   6.500%                                               40,875
                                                                   -----------
                OIL, ENERGY AND GAS (1.4%)
        3,000   Howell Corp.
                  $3.50 Series A                                       180,000
                                                                   -----------
                REAL ESTATE (0.5%)
        2,500   Oasis Residential, Inc.,
                   $2.25  Series A                                      64,688
                                                                   -----------
                UTILITIES (1.2%)
        6,300   Phillips Gas Co., 9.320% Series A                      163,800
                                                                   -----------
                TOTAL PREFERRED STOCK (4.7%)
                   (COST  $563,051)                                   $618,363
                                                                   -----------
                TOTAL HOLDINGS
                   (COST  $9,440,101) (a)                          $13,187,719
                                                                   ===========

(a) Also represents cost for Federal income tax purposes.
* Non-income producing securities.


   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO

Statement of Assets and Liabilities

                                                                   June 30, 1997
ASSETS:
 Investments in securities at market
  value (note 1) (Cost $9,440,101) ..........................        $13,187,719
 Cash in bank ...............................................             49,489
 Receivable for fund shares sold ............................              3,021
 Dividends and accrued interest receivable ..................             67,816
 Deferred organizational expenses (note 1) ..................                446
 Other ......................................................              1,846
                                                                     -----------
  Total assets ..............................................         13,310,337
                                                                     -----------
LIABILITIES:
 Payable for fund shares redeemed ...........................            136,564
 Payable for investment management
  services (note 3) .........................................              3,768
 Accrued 12b-1 fees (note 6) ................................              7,550
 Other accrued expenses .....................................             12,861
 Dividends payable ..........................................             35,146
                                                                     -----------
  Total liabilities .........................................            195,889
                                                                     -----------
Net assets at market value ..................................        $13,114,448
                                                                     ===========


Net assets consist of:
 Par value, $.001 per share .................................        $       880
 Paid-in capital in excess of par value .....................          9,243,345
 Accumulated undistributed net realized
  gain on investments .......................................            119,489
 Net unrealized appreciation on investment ..................          3,747,618
 Undistributed net investment income ........................              3,116
                                                                     -----------
Net assets at market value ..................................        $13,114,448
                                                                     ===========


Shares outstanding ..........................................            880,384

Net asset value per share ...................................        $     14.89
                                                                     ===========
Maximum offering price per share ($14.89/9 ..................        $     15.67
                                                                     ===========

    STATEMENT OF OPERATIONS
                                                                     Year ended
                                                                    June 30, 1997
Investment income:
 Interest ..................................................        $   218,415
 Dividends .................................................            233,264
  Total investment income ..................................            451,679
                                                                    -----------

Expenses:
 Management fees (note 3) ..................................             58,563
 12b-1 fees (note 6) .......................................             28,914
 Custodian fees (note 3) ...................................             12,864
 Directors' fees ...........................................              1,960
 Professional fees .........................................              8,344
 Transfer agent fees .......................................             15,400
 Filing fees ...............................................             10,500
 Organizational expense (note 1) ...........................              3,480
 Other .....................................................             11,695
                                                                    -----------

  Total expenses ...........................................            151,720
  Less expenses voluntarily reduced
   or reimbursed (note 3) ..................................            (21,741)
                                                                    -----------

  Net expenses .............................................            129,979
                                                                    -----------

  Net investment income ....................................            321,700
                                                                    -----------

Realized and unrealized gain on investments:
 Net realized gain from investments ........................            129,214
 Net increase in unrealized
  appreciation on investments ..............................          1,933,894
                                                                    -----------

   Net gain on investments .................................          2,063,108
                                                                    -----------

   Net increase in net
   assets from operations...................................         $2,384,808
                                                                     ==========

ONE FUND, INC.
INCOME & GROWTH PORTFOLIO

Statement of Changes in Net Assets

                                                                       Year Ended       Year Ended
                                                                      June 30, 1997    June 30, 1996
                                                                      -------------    ------------
    From operations:
     Net investment income .........................................   $    321,700    $    284,405
     Realized gain on investments ..................................        129,214         285,463
     Unrealized gain on investments ................................      1,933,894         627,931
                                                                       ------------    ------------
       Net increase in assets from operations ......................      2,384,808       1,197,799
                                                                       ------------    ------------
    Dividends and distributions to shareholders:
     Dividends paid from net investment income .....................       (320,587)       (282,680)
     Capital gains distributions ...................................       (243,651)        (51,537)
                                                                       ------------    ------------
       Total dividends and distributions ...........................       (564,238)       (334,217)
                                                                       ------------    ------------
    From capital share transactions (note 4):
     Received from shares sold .....................................      2,484,392       2,570,771
     Received from dividends reinvested ............................        427,145         423,830
     Paid for shares redeemed ......................................     (2,386,862)       (804,922)
                                                                       ------------    ------------
      Increase in net assets derived from capital share transactions        524,675       2,189,679
                                                                       ------------    ------------
        Increase in net assets .....................................      2,345,245       3,053,261
                                                                       ------------    ------------
    Net Assets:
     Beginning of period ...........................................     10,769,203       7,715,942
                                                                       ------------    ------------

     End of period (a) .............................................   $ 13,114,448    $ 10,769,203
                                                                       ============    ============

    (a) Includes undistributed net investment income of ............   $      3,116    $      2,003
                                                                       ============    ============

Financial Highlights

                                                                                                8-18-92
                                                                    Years Ended June 30,           to
                                                             1997     1996     1995      1994   6-30-93
                                                             ----     ----     ----      ----   -------
Per share data:
Net asset value, beginning of period...................... $12.78   $11.57   $10.65    $10.96     $10.00
Income from investment operations:
 Net investment income....................................   0.38     0.38     0.41      0.33       0.27
 Net realized and unrealized gain (loss) on investments ..   2.39     1.27     1.54     (0.11)      0.96
                                                           ------   ------   ------    ------     ------
  Total income from investment operations.................   2.77     1.65     1.95      0.22       1.23
                                                           ------   ------   ------    ------     ------
Less distributions:
 Dividends from net investment income.....................  (0.38)   (0.37)   (0.41)    (0.33)     (0.27)
 Distributions from net realized capital gains............  (0.28)   (0.07)   (0.62)    (0.20)      0.00
                                                           ------   ------   ------    ------     ------
  Total distributions.....................................  (0.66)   (0.44)   (1.03)    (0.53)     (0.27)
                                                           ------   ------   ------    ------     ------
Net asset value, end of period............................ $14.89   $12.78   $11.57    $10.65     $10.96
                                                           ======   ======   ======    ======     ======
Total return..............................................  22.34%   14.50%   19.41%     1.96%     12.49%(b)

Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
 Expenses.................................................   1.12%    0.89%    0.81%     0.94%      1.07%(a)
 Net investment income....................................   2.77%    3.10%    3.69%     3.08%      3.09%(a)
Ratios assuming no fees waived or reimbursed by advisor:
 Expenses.................................................   1.31%    1.14%    1.06%     1.19%      1.32%(a)
 Net investment income....................................   2.58%    2.85%    3.44%     2.83%      2.84%(a)

Average commission rate (d) ..............................  $0.07      N/A      N/A       N/A        N/A
Portfolio turnover rate...................................     14%       7%      25%       14%        24%
Net assets at end of period (millions)....................  $13.1    $10.8    $ 7.7     $ 7.5      $ 6.7

(a)  Annualized

(b)  Calculated on an aggregate basis (not annualized)

(c) The advisor has elected to waive 0.15% of the management fee for the Income & Growth portfolio, but it may cease that waiver, in whole or in part, without prior notice. In addition, the advisor has reimbursed certain operating expenses.

(d) Represents the total dollar amount of commission paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
Growth Portfolio

Schedule of Investments                                           June 30, 1997

       FACE                                                     MARKET
      AMOUNT            SHORT-TERM NOTES                        VALUE
---------------------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (2.3%)
      $175,000   Ford Motor Credit Corp.
                    5.520%  07-02-97                           $174,973
       125,000   General Motors Acceptance Corp.
                    5.560%  07-03-97                            124,961
                                                               --------
                                                                299,934
                                                               --------
                 FINANCIAL SERVICES (2.1%)
       117,000   American Express Credit
                    5.550%  07-08-97                            116,874
       160,000   Heller Financial Inc.
                    5.400%  07-01-97                            160,000
                                                               --------
                                                                276,874
                                                               --------
                 TOTAL SHORT-TERM NOTES
                    (4.4%) (COST $576,808)                    $ 576,808
                                                               --------


                                                               MARKET
        SHARES            COMMON STOCK                         VALUE
---------------------------------------------------------------------------
                 AEROSPACE (4.8%)
         4,500   Allied Signal, Inc.                          $ 378,000
           336   Boeing Co.                                      17,829
         4,000   Rockwell International Corp.                   236,000
                                                              ---------
                                                                631,829
                                                              ---------
                 AUTOMOTIVE AND RELATED (6.2%)
         5,500   Arvin Industries, Inc.                         149,875
         3,000   Chrysler Corp.                                  98,438
         2,000   Cooper Tire & Rubber                            44,000
         2,000 * Lear Corporation                                88,750
         5,000   Magna International, Inc.                      300,937
         7,000   Walbro Corp.                                   141,750
                                                              ---------
                                                                823,750
                                                              ---------
                 BANKING (2.8%)
         3,150   Charter One Financial Inc.                     169,706
         3,500 * Flagstar Bancorp                                56,875
         1,000   Star Banc Corp.                                 42,250
         2,500   Susquehanna Bancshares                          98,125
                                                              ---------
                                                                366,956
                                                              ---------
                 BUSINESS SERVICES (8.7%)
         8,500 * Alternative Resources                          173,188
         6,000 * American Business Info.                        130,500
         5,000   First Data Corp.                               219,687
         9,000 * Globe Business Resources                       105,750
         5,000   Manpower Inc.                                  222,500
         6,000   Reynolds and Reynolds                           94,500
         4,500   Wackenhut Corp. Class B                         89,719
         6,500 * Xpedite Systems Inc.                           112,125
                                                              ---------
                                                              1,147,969
                                                              ---------
                 CHEMICALS (2.4%)
         3,500   Minerals Technologies, Inc.                    131,250
         5,500   OM Group Inc.                                  182,188
                                                              ---------
                                                                313,438
                                                              ---------
                 CONSUMER GOODS (2.1%)
         7,000 * Acorn Products                                  98,000
         3,500 * Sola International                             117,250
         2,000   Stanhome Inc.                                   65,750
                                                              ---------
                                                                281,000

                 COMMUNICATIONS (1.1%)
         3,187 * Mastec Inc.                                  $ 150,785
                                                              ---------
                  COMPUTER AND RELATED (18.4%)
          2,625 * 3Com Corp.                                    118,125
          6,500 * Cisco Systems Inc.                            436,313
          3,000   Computer Associates                           167,062
          9,000 * Continental Circuits Corp.                    124,875
          7,500   Hewlett Packard Co.                           420,000
          2,000   Intel Corp.                                   283,625
         10,000   MacNeal-Schwendler Corp.                      108,750
          2,000 * Microsoft Corp.                               252,750
          1,000 * Structural Dynamics                            26,250
          4,000   Texas Instruments, Inc.                       336,250
          6,000 * Zebra Tech Corp. Cl. A                        167,250
                                                              ---------
                                                              2,441,250
                                                              ---------
                  ELECTRICAL EQUIPMENT (7.0%)
          6,666 * Analog Devices, Inc.                          177,066
          6,000 * Anixter International Inc.                    103,125
          5,000   BMC Industries, Inc.                          171,250
          4,000   Varian Associates, Inc.                       217,000
          8,000   Westinghouse Electric                         185,000
          1,000   Xerox Corp.                                    78,875
                                                              ---------
                                                                932,316
                                                              ---------
                  ENTERTAINMENT AND LEISURE (1.6%)
          5,000   Cedar Fair                                    218,750
                                                              ---------
                  FINANCE (1.4%)
          7,500   SEI Corp.                                     180,938
                                                              ---------
                  FOOD AND RELATED (2.0%)
         10,000   Food Lion Cl. A                                71,563
          6,000   Panamerican Beverages Inc.                    197,250
                                                              ---------
                                                                268,813
                                                              ---------
                  FORESTRY AND PAPER PRODUCTS (0.9%)
          4,000   Sonoco Products Co.                           121,750
                                                              ---------
                  HOTEL/ LODGING (1.7%)
          6,500 * Guest Supply                                   61,750
          1,000 * ITT Corp.                                      61,063
          4,000 * Mirage Resorts Inc.                           101,000
                                                              ---------
                                                                223,813
                                                              ---------
                  HOUSING, FURNITURE & RELATED (0.8%)
          7,500   Shelby Williams                               102,188
                                                              ---------
                  INDUSTRIAL SERVICES (3.3%)
         10,200 * Canisco Resources                              17,850
         10,000 * Medar Inc.                                     51,250
          8,000   Regal Beloit Corp.                            209,500
          3,500   York International Corp.                      161,000
                                                              ---------
                                                                439,600
                                                              ---------
                  INSURANCE (1.9%)
          4,000   Blanch (EW) Holdings                          106,750
          1,900   St. Paul Cos.                                 144,875
                                                              ---------
                                                                251,625
                                                              ---------

ONE FUND, INC.
GROWTH PORTFOLIO

Schedule of Investments

                                                          MARKET
        SHARES            COMMON STOCK                    VALUE
--------------------------------------------------------------------
                 MACHINERY (1.9%)
         8,500   Hardinge Inc.                            $248,625
                                                          --------
                 MEDIA AND PUBLISHING (0.2%)
         3,000 * Granite Broadcasting Corp.                 30,750
                                                          --------
                 MEDICAL AND RELATED (7.5%)
           700   Allegiance Corp.                           19,075
         3,500   Baxter International                      182,875
         5,500 * Cephalon Inc.                              63,250
         5,600   Columbia HCA Healthcare                   220,150
         3,900 * Foundation Health Corp.                   118,219
         2,000 * Humana Inc.                                46,250
         2,150   National Healthcare LP                     95,943
         5,000 * Quorum Health Group Inc.                  178,750
         1,500   United Healthcare Corp.                    78,000
                                                         ---------
                                                         1,002,512
                                                         ---------
                 METAL FABRICATING (2.6%)
        10,000   Amcast Industrial Corp.                   250,000
         3,250 * Wolverine Tube, Inc.                       90,594
                                                         ---------
                                                           340,594
                                                         ---------
                 OIL, ENERGY AND NATURAL GAS (9.2%)
         4,500 * Belco Oil & Gas                            96,469
         5,000 * Cairn Energy USA Inc.                      65,625
         6,000   Camco International, Inc.                 328,500
         7,000 * Louis Dreyfus Natural Gas                 113,750
         5,000 * Offshore Logistics                         94,375
         8,000 * Santa Fe Energy Resources                 117,500
         6,700 * Tesoro Petroleum                           99,242
         4,500   Williams Cos., Inc.                       196,875
         6,100   Wiser Oil                                 112,469
                                                         ---------
                                                         1,224,805
                                                         ---------
                 RESTAURANTS (0.6%)
        10,000 * Buffets Inc.                               84,375
                                                         ---------
                 RETAIL (0.6%)
        10,000 * Ridgeview Inc.                             76,250
                                                         ---------
                TEXTILES AND RELATED (0.5%)
         2,000  Warnaco Group, Cl. A                   $    63,750
                                                       -----------
                 TRANSPORTATION (3.3%)
         1,595   Burlington Northern Santa Fe Inc.         143,350
         1,250 * Consolidated Freightways Corp.             20,468
         2,500   Consolidated Freightways Inc.              80,625
         6,000   Greenbrier Companies Inc.                  67,875
         1,044 * Halter Marine Group Inc.                   25,056
         3,000   Trinity Industries                         95,250
                                                        ----------
                                                           432,624
                                                        ----------
                 TOTAL COMMON STOCK (93.5%)
                    (COST  $8,334,281)                 $12,401,055
                                                       -----------

                                                         MARKET
         SHARES              PREFERRED STOCK              VALUE
-------------------------------------------------------------------
                 FINANCE (0.3%)
         1,500   Money Store  6.500%                   $    40,875

                 OIL, ENERGY AND NATURAL GAS (1.1%)
                                                       -----------
         2,500   Howell Corp. Pfd.                         150,000
                                                       -----------
                 REAL ESTATE (0.2%)
         1,250   Oasis Residential Inc., 9.000%
                    Series A                                32,344
                                                       -----------
                 TOTAL PREFERRED STOCK (1.6%)
                     (COST  $199,075)                  $   223,219
                                                       -----------

        FACE                                             MARKET
       AMOUNT           CONVERTIBLE DEBENTURES           VALUE
--------------------------------------------------------------------
                 BANKING (0.4%)
       $50,000   First State Bancorporation
                    7.500%  04-30-17                   $    54,188
                                                       -----------
                 TOTAL CONVERTIBLE DEBENTURES
                    (0.4%) (Cost $50,000)              $    54,188
                                                       -----------
                 TOTAL HOLDINGS
                    (Cost  $9,160,164)(a)              $13,255,270
                                                       ===========


(a) Also represents cost for Federal income tax purposes.
* Non-income producing securities.


The accompanying notes are an integral part of these financial statetments.

ONE FUND, INC.
GROWTH PORTFOLIO


STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------
                                                                JUNE 30, 1997

ASSETS
  Invstments in securities at market
    value (note 1)(Cost $9,160,,164) ...........................  $13,255,270
  Cash in bank .................................................       49,762
  Receivable for fund shares sold ..............................       20,843
  Dividends and accrued interest receivable ....................       13,461
  Deferred organizational expenses (note 1) ....................          440
  Other ........................................................        2,029
                                                                  -----------
    Total assets ...............................................   13,341,905
                                                                  -----------
LIABILITIES
  Payable for fund shares redeemed .............................       37,126
  Payable for investment management
    services (note 3) ..........................................        3,837
  Accrued 12b-1 fees (note 6) ..................................        7,720
  Other accrued expenses .......................................       17,606
  Dividends payable ............................................          627
                                                                  -----------
    Total liabilities ..........................................       66,918
                                                                  -----------
Net assets at market value                                        $13,274,889
                                                                  ===========
NET ASSETS CONSIST OF:
  Par value, $.001 per share ...................................  $       758
  Paid-in capital in excess of per value .......................    8,730,892
  Accumulated undistributed net realized
    gain on investments ........................................      449,233
  Net unrealized appreciation on investments ...................    4,095,106
  Overdistributed net investment income ........................       (1,100)
                                                                  -----------

Net assets at market value                                        $13,274,889
                                                                  ===========

Shares outstanding..............................................      757,589

Net asset value per share ......................................  $     17.52
                                                                  ===========
Maximum offering price per share ($17.52/95%) ..................  $     18.44
                                                                  ===========




STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------
                                                     YEAR ENDED JUNE 30, 1997

INVESTMENT INCOME:
  Interest .....................................................  $    50,444
  Dividends ....................................................      139,137
                                                                  -----------
    Total investment income ....................................      189,581
                                                                  -----------
EXPENSES:
  Management fees (note 3) .....................................       61,743
  12b-1 fees (note 6) ..........................................       30,406
  Custodian fees (note 3) ......................................       13,781
  Directors' fees ..............................................        2,100
  Professional fees ............................................        8,940
  Transfer agent fees ..........................................       16,900
  Filing fees ..................................................       11,250
  Organizational expense (note 1) ..............................        3,455
  Other ........................................................       11,901
                                                                  -----------
    Total expenses .............................................      160,476
    Less expenses voluntarily reduced
      or reimbursed (note 3) ...................................      (23,136)
                                                                  -----------

    Net expenses ...............................................      137,340
                                                                  -----------

    Net investment income ......................................       52,241
                                                                  -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investments............................      542,097
  Net increase in unrealized
    appreciation on investments ................................    1,573,212
                                                                  -----------

  Net gain on investments ......................................    2,115,309
                                                                  -----------

  Net increase in net
    assets from operations .....................................  $ 2,167,550
                                                                  ===========




  The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended      Year Ended
                                                               June 30, 1997   June 30, 1996
                                                               --------------   -------------
From operations:
   Net investment income .............................      $     52,241       $     93,986
   Realized gain on investments ......................           542,097            586,710
   Unrealized gain on investments ....................         1,573,212          1,174,130
                                                            ------------       ------------
       Net increase in assets from operations ........         2,167,550          1,854,826
                                                            ------------       ------------
Dividends and distributions to shareholders:
   Dividends paid from net investment income .........           (53,115)           (94,036)
   Capital gains distributions .......................          (495,835)          (185,263)
                                                            ------------       ------------
       Total dividends and distributions .............          (548,950)          (279,299)
                                                            ------------       ------------
From capital share transactions (note 4):
   Received from shares sold .........................         2,494,756          3,491,377
   Received from dividends reinvested ................           400,497            530,826
   Paid for shares redeemed ..........................        (2,996,818)          (811,763)
                                                            ------------       ------------
     Increase in net assets derived from capital
      share transactions .............................          (101,565)         3,210,440
                                                            ------------       ------------
         Increase in net assets ......................         1,517,035          4,785,967
                                                            ------------       ------------
Net Assets:
   Beginning of period ...............................        11,757,854          6,971,887
                                                            ------------       ------------
   End of period (a) .................................      $ 13,274,889       $ 11,757,854
                                                            ============       ============
(a)  Includes overdistributed net investment
     income of .......................................      ($     1,100)      ($       225)
                                                            ============       ============

FINANCIAL HIGHLIGHTS

                                                                                                                      8-18-92
                                                                    Years Ended June 30,                                 to
                                                              1997         1996           1995           1994         6-30-93
                                                            -------       -------       -------        -------        -------
Per share data:
Net asset value, beginning of period .................      $ 15.47       $ 13.03       $ 11.67        $ 11.63        $ 10.00
Income from investment operations:
   Net investment income .............................         0.07          0.14          0.16           0.12           0.12
   Net realized and unrealized gain on investments ...         2.73          2.72          2.17           0.22           1.69
                                                            -------       -------       -------        -------        -------
     Total income from investment operations .........         2.80          2.86          2.33           0.34           1.81
                                                            -------       -------       -------        -------        -------
Less distributions:

   Dividends from net investment income ..............        (0.07)        (0.14)        (0.16)         (0.12)         (0.12)
   Distributions from net realized capital gains .....        (0.68)        (0.28)        (0.81)         (0.18)         (0.06)
                                                            -------       -------       -------        -------        -------
     Total distributions .............................        (0.75)        (0.42)        (0.97)         (0.30)         (0.18)
                                                            -------       -------       -------        -------        -------
Net asset value, end of period .......................      $ 17.52       $ 15.47       $ 13.03        $ 11.67        $ 11.63
                                                            =======       =======       =======        =======        =======

Total return .........................................        18.68%        22.22%        20.54%          2.85%         18.26%(b)

Ratios and supplemental data:

Ratio net of fees waived or reimbursed by advisor (c):
   Expenses ..........................................         1.13%         0.90%         0.83           1.04           1.30%(a)
   Net investment income .............................         0.43%         0.99%         1.35           1.04           1.31%(a)
Ratios assuming no fees waived or reimbursed by
  advisor:
   Expenses ..........................................         1.32%         1.15%         1.08           1.30           1.55%(a)
   Net investment income .............................         0.24%         0.74%         1.10           0.79           1.06%(a)

Average commission rate (d) ..........................      $  0.07           N/A           N/A            N/A            N/A
Portfolio turnover rate ..............................           27%           22%           24%             8%            26%
Net assets at end of period (millions) ...............      $  13.3       $  11.8         $ 7.0          $ 5.3          $ 4.3

(a)  Annualized

(b)  Calculated on an aggregate basis (not annualized)

(c) The advisor has elected to waive 0.15% of the management fee for the Growth portfolio, but it may cease that waiver, in whole or in part, without prior notice. In addition, the advisor has reimbursed certain operating expenses.

(d) Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.



     The accompanying notes are an intergral part of financial statements.

    ONE FUND, INC.
    Small Cap Portfolio

    Schedule of Investments                                        June 30, 1997

     FACE                                            MARKET
    AMOUNT           REPURCHASE AGREEMENTS            VALUE
--------------------------------------------------------------
             FINANCIAL (1.5%)
    $77,000  Star Bank 5.250%  due 07-01-97
               repurchase price $77,011
               collateralized by GNMA certificates
               pool # 8359
               due 01-20-24 (Cost $80,000)           $ 77,000
                                                     --------
             Total Repurchase Agreements
               (1.5%) (Cost $77,000)                 $ 77,000
                                                     --------

                                                     MARKET
    SHARES                COMMON STOCK                VALUE
-------------------------------------------------------------
             AUTOMOTIVE AND RELATED (1.7%)
     6,000   Defiance Inc.                           $ 47,250
     2,000   Walbro Corp.                              40,500
                                                     --------
                                                       87,750
                                                     --------
             BANKING (2.4%)
     3,000 * Flagstar Bancorp                          48,750
     2,000   Susquehanna Bancshares                    78,500
                                                     --------
                                                      127,250
                                                     --------
             BUSINESS SERVICES (10.1%)
     5,500 * Alternative Resources                    112,063
     4,000 * American Business Info.                   87,000
     8,000 * Children's Discovery Center               54,000
     6,000 * Globe Business Resources                  70,500
     2,000   Pittston Brink's Group                    60,000
     2,000   Reynolds & Reynolds                       31,500
     2,500   Wackenhut Corp. Class B                   49,843
     3,500 * Xpedite Systems Inc.                      60,375
                                                     --------
                                                      525,281
                                                     --------
             CHEMICALS (3.4%)
     3,000   Learonal Inc.                             85,500
     2,750   OM Group Inc.                             91,094
                                                     --------
                                                      176,594
                                                     --------
             COMMUNICATIONS (1.5%)
     1,687   Mastec Inc.                               79,816
                                                     --------
             COMPUTER AND RELATED (7.6%)
     6,000 * Continental Circuits Corp.                83,250
     3,000 * Ikos Systems, Inc.                        64,125
     5,000   MacNeal-Schwendler Corp.                  54,375
     1,000 * Structural Dynamics                       26,250
     2,000 * Whittman-Hart Inc.                        56,250
     3,900 * Zebra Tech Corp. Cl. A                   108,712
                                                     --------
                                                      392,962
                                                     --------
             CONSUMER PRODUCTS (4.7%)
     4,000 * Acorn Products                            56,000
     5,000 * Lo Jack                                   71,875
     2,000 * Sola International                        67,000
     1,500   Stanhome Inc.                             49,313
                                                     --------
                                                      244,188
                                                     --------
             DURABLE GOODS (1.1%)
     3,300   Myers Industries                          55,688


             ELECTRICAL EQUIPMENT (4.3%)
     4,000 * Anixter International Inc.              $ 68,750
     3,000   BMC Industries Inc.                      102,750
     2,000   Federal Signal Corp.                      50,250
                                                     --------
                                                      221,750
                                                     --------
             ENTERTAINMENT AND LEISURE (1.3%)
     1,500   Cedar Fair                                65,624
                                                     --------
             FINANCE (4.3%)
     6,500   Bando McGlocklin Capital                $ 86,125
     1,000   National Health Investors                 39,250
     4,000   SEI Corp.                                 96,500
                                                     --------
                                                      221,875
                                                     --------
             FORESTRY AND PAPER PRODUCTS (1.8%)
     4,500 * Fibermark Inc.                            93,938
                                                     --------
             HOTEL/MOTEL (1.0%)
     5,500 * Guest Supply                              52,250
                                                     --------
             HOUSING, FURNITURE & RELATED (3.4%)
     5,600   Haverty Furniture                         70,000
     4,800   Shelby Williams                           65,400
     4,000 * Zaring National Corp.                     40,000
                                                     --------
                                                      175,400
                                                     --------
             INDUSTRIAL SERVICES (3.3%)
     4,000   Clarcor                                   99,000
     2,000 * Medar Inc.                                10,250
     4,000   Versa Technologies                        63,000
                                                     --------
                                                      172,250
                                                     --------
             INSURANCE SERVICES (1.5%)
     3,000   Blanch (EW)                               80,063
                                                     --------
             MACHINERY (2.2%)
     4,000   Hardinge Inc.                            117,000
                                                     --------
             MEDIA AND PUBLISHING (0.4%)
     2,000 * Granite Broadcasting Corp.                20,500
                                                     --------
             MEDICAL AND RELATED (4.4%)
     9,000 * Bio Whittaker Inc.                       100,124
     3,000 * Cephalon Inc.                             34,500
     2,625 * Quorum Health Group Inc.                  93,844
                                                     --------
                                                      228,468
                                                     --------
             METAL AND MINING (2.1%)
     2,500   Amcast Industrial Corp.                   62,500
     1,750 * Wolverine Tube, Inc.                      48,781
                                                     --------
                                                      111,281
                                                     --------
             OIL, ENERGY AND NATURAL GAS (15.8%)
     4,200 * Belco Oil & Gas                           90,038
     5,000 * Cairn Energy USA Inc.                     65,625
     2,500   Camco International, Inc.                136,875
     5,000 * Louis Dreyfus Natural Gas                 81,250
     6,000 * Offshore Logistics Inc.                  113,250
     8,000 * Santa Fe Energy Resources                117,500
     3,000 * Tesoro Petroleum                          44,437
     2,000   WD-40 Co.                                120,000
     3,000   Wiser Oil                                 55,313
                                                     --------
                                                      824,288
                                                     --------

ONE FUND, INC.
SMALL CAP PORTFOLIO

Schedule of Investments                                           June 30, 1997

                                                 MARKET
SHARES                COMMON STOCK                VALUE
-------------------------------------------------------
         REAL ESTATE (8.0%)
 6,000   Commercial Net Lease Realty          $    91,875
 3,000   First Industrial Realty Trust             87,750
 3,000   Great Lakes REIT, Inc.                    49,312
 4,000   Healthcare Realty Trust                  111,500
 3,000   Liberty Property Trust                    74,625
                                              -----------
                                                  415,062
                                              -----------
         RESTAURANTS (1.0%)
 6,000 * Buffets Inc.                              50,625
                                              -----------

         RETAIL (0.7%)
 5,000 * Ridgeview Inc.                            38,125
                                              -----------

         TRANSPORTATION & EQUIPMENT (0.8%)
 3,500   Greenbrier Companies Inc.                 39,594
                                              -----------
         TOTAL COMMON STOCK
            (88.8%) (Cost  $3,775,608)        $ 4,617,622

                                                 MARKET
SHARES             PREFERRED STOCK               VALUE
-------------------------------------------------------
         OIL, ENERGY AND NATURAL GAS (1.2%)
 1,000   Howell Corp.
            $3.50 Series A                    $    60,000
                                              -----------

         REAL ESTATE AND LEASING (0.6%)
 1,250   Oasis Preferred
            9.000% Series A                        32,344
                                              -----------
         TOTAL PREFERRED STOCK
            (1.8%) (Cost  $82,350)            $    92,344
                                              -----------

 FACE                                       MARKET
AMOUNT         CONVERTIBLE DEBENTURES           VALUE
----------------------------------------------------------
              BANKING (1.0%)
    $50,000   First State Bancorporation
                 7.500%  04-30-17             $    54,188
                                              -----------

              ELECTRICAL EQUIPMENT (0.9%)
     50,000   Richey Electronics
                 7.000%  03-01-06                  44,812
                                              -----------

              TOTAL CONVERTIBLE DEBENTURES
                (1.9%) (Cost $95,675)             $99,000
                                              -----------

 FACE                                       MARKET
 AMOUNT         COMMERCIAL PAPER                VALUE
----------------------------------------------------------
              AUTOMOTIVE (3.1%)
   $160,000   General Motors
                 5.560%  07-02-97             $   159,975
                                              -----------
              RETAIL (3.1%)
    160,000   Sears Roebuck
                 5.480%  07-01-97                 160,000
                                              -----------
              TOTAL COMMERCIAL PAPER
                (6.2%) (Cost  $319,975)       $   319,975
                                              -----------
              TOTAL HOLDINGS
                (Cost  $4,350,608)(a)         $ 5,205,941
                                              ===========


(a) Also represents cost for Federal income tax purposes.
* Non-income producing securities


   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
Small Cap Portfolio

Statement of Assets and Liabilities
                                                                   June 30, 1997
Assets:
 Investments in securities at market
  value (note 1) (Cost $4,350,608) .........................        $ 5,205,341
 Cash in bank ..............................................                456
 Receivable for fund shares sold ...........................              8,579
 Dividends and accrued interest receivable .................              6,981
 Deferred organizational expenses (note 1) .................              1,212
 Other .....................................................              4,385
                                                                    -----------
  Total assets ............................................           5,227,554
                                                                    -----------

Liabilities:
 Payable for fund shares redeemed ..........................              3,890
 Payable for investment management
  services (note 3) ........................................              3,281
 Accrued 12b-1 fees (note 6) ...............................              2,643
 Other accrued expenses ....................................             10,477
 Dividends payable .........................................              6,397
                                                                    -----------
  Total liabilities ........................................             23,988
                                                                    -----------
Net assets at market value .................................        $ 5,203,566
                                                                    ===========

Net assets consist of:
 Par value, $.001 per share ................................        $       391
 Paid-in capital in excess of par value ....................          4,118,115
 Accumulated undistributed net realized
  gain on investments ......................................            230,231
 Net unrealized appreciation on investment .................            855,333
 Overdistributed net investment income .....................               (504)
                                                                    -----------
Net assets at market value .................................         $5,203,566
                                                                     ==========

Shares outstanding .........................................            391,309

Net asset value per share ..................................        $     13.30
                                                                    ===========
Maximum offering price per share ($13.30/95%) ..............        $     14.00
                                                                    ===========

    Statement of Operations                                          Year ended
                                                                   June 30, 1997
Investment income:
 Interest ....................................................        $  22,741
 Dividends ...................................................           82,208
                                                                      ---------
  Total investment income ....................................          104,949
                                                                      ---------
EXPENSES:
 Management fees (note 3) ....................................           30,439
 12b-1 fees (note 6) .........................................           11,708
 Custodian fees (note 3) .....................................            6,830
 Directors' fees .............................................              840
 Professional fees ...........................................            3,576
 Transfer agent fees .........................................           12,000
 FIling fees .................................................            4,500
 Organizational expense (note 1) .............................              523
 Other .......................................................            5,473
                                                                      ---------
  Total expenses .............................................           75,889
  Less expenses voluntarily reduced
   or reimbursed (note 3) ....................................          (12,460)
                                                                      ---------
  Net expenses ...............................................           63,429
                                                                      ---------
  Net investment income ......................................           41,520
                                                                      ---------
Realized and unrealized gain on investments:
 Net realized gain from investments ..........................          298,952
 Net increase in unrealized
  appreciation on investments ................................          353,303
                                                                      ---------
   Net gain on investments ...................................          652,255
                                                                      ---------
   Net increase in net
   assets from operations ....................................        $ 693,775
                                                                      =========

   The accompanying notes are an integral part of these financial statements.


    ONE FUND, INC.
    SMALL CAP PORTFOLIO

    STATEMENT OF CHANGES IN NET ASSETS

                                                                                Year Ended       Year Ended
                                                                                June 30, 1997   June 30, 1996
                                                                                -------------   -------------
    From operations:
     Net investment income .....................................................   $41,520          $82,502
     Realized gain on investments ..............................................   298,952          385,689
     Unrealized gain on investments ............................................   353,303          338,621
                                                                                ----------       ----------
       Net increase in assets from operations...................................   693,775          806,812
                                                                                ----------       ----------

    Dividends and distributions to shareholders:
     Dividends paid from net investment income..................................   (41,809)         (82,824)
     Capital gains distributions ...............................................  (428,367)         (26,043)
                                                                                ----------       ----------
       Total dividends and distributions .......................................  (470,176)        (108,867)
                                                                                ----------       ----------

    From capital share transactions (note 4):
     Received from shares sold .................................................   965,667        1,141,411
     Received from dividends reinvested ........................................   204,093          111,230
     Paid for shares redeemed ..................................................  (652,126)        (404,162)
                                                                                ----------       ----------
      Increase in net assets derived from capital share transactions               517,634          848,479
                                                                                ----------       ----------

        Increase in net assets ...............................................     741,233        1,546,424
                                                                                ----------       ----------
    Net Assets:
     Beginning of period ....................................................... 4,462,333        2,915,909
                                                                                ----------       ----------

     End of period (a) .........................................................$5,203,566       $4,462,333
                                                                                ==========       ==========

    (a) Includes overdistributed net investment income of.......................     ($504)           ($215)
                                                                                ==========       ==========

    Financial Highlights
                                                                                          11-1-94
                                                                  Years Ended June 30,       to
                                                                    1997       1996       6-30-95
                                                                  --------   --------   ----------
    Per share data:
    Net asset value, beginning of period.......................   $12.82     $10.63        $10.00
    Income from investment operations:
     Net investment income.....................................     0.11       0.26          0.22
     Net realized and unrealized gain on investments ..........     1.67       2.26          0.67
                                                                  --------   --------      ------
      Total income from investment operations..................     1.78       2.52          0.89
                                                                  --------   --------      ------
    Less distributions:
     Dividends from net investment income......................    (0.11)     (0.25)        (0.22)
     Distributions from net realized capital gains.............    (1.19)     (0.08)        (0.04)
                                                                  --------   --------      -------
      Total distributions......................................    (1.30)     (0.33)        (0.26)
                                                                  --------   --------      -------
    Net asset value, end of period.............................   $13.30     $12.82        $10.63
                                                                  ========   ========      =======

    Total return...............................................    14.82%     24.10%         8.91%(b)

    Ratios and supplemental data:
    Ratio net of fees waived or reimbursed by advisor (c):
     Expenses..................................................     1.35%      0.94%         1.00%(a)
     Net investment income.....................................     0.89%      2.21%         3.19%(a)
    Ratios assuming no fees waived or reimbursed by advisor:
     Expenses..................................................     1.62%      1.27%         1.31%(a)
     Net investment income.....................................     0.62%      1.88%         2.88%(a)

    Average commission rate (d)................................    $0.08        N/A           N/A
    Portfolio turnover rate....................................       34%        34%            8%
    Net assets at end of period (millions).....................     $5.2       $4.5          $2.9


    (a)  Annualized
    (b)  Calculated on an aggregate basis (not annualized)
    (c)  The advisor has elected to waive 0.15% of the management fee for the Small Cap portfolio, but it may cease that waiver, in whole or in part, without prior notice. In addition, the advisor has reimbursed certain operating expenses.
    (d)  Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

    The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS                                 JUNE 30,1997

                                                           MARKET
     SHARES                  COMMON STOCK                   VALUE
-------------------------------------------------------------------
              JAPAN (23.4%)
     20,000   Aida Engineering Limited (19)                $131,354
     10,100   Chofu Seisakusho (9)                          173,773
     65,000   Dai Tokyo Fire Marine Inc. Co. Ltd.(18)       376,943
     55,000   Dowa Fire & Marine (18)                       273,319
      2,000   Hitachi Ltd. ADR (11)                         226,000
     12,000   Fuji Photo Film Co. Ltd. (9)                  483,144
     65,000 * Iino Kaiun Kaisha (5)                         199,258
      5,000   Ito-Yokado Co. Ltd. (28)                      290,393
     25,000   Nisshinbo Industries Inc. (8)                 227,074
      6,000   Secom Co. Ltd. (29)                           440,699
     15,000   Shimano Inc. (9)                              314,410
     18,000   Shiseido Co. Ltd. (9)                         297,118
     25,000   Shoei Co. (27)                                296,943
      2,000   Toho Co. (20)                                 330,131
     30,000   Tokio Marine & Fire Ins. Co. (18)             393,013
                                                       ------------
                                                          4,453,572
                                                       ------------
              FRANCE (8.8%)
      1,000   Compagnie Generale des Eaux (33)              128,155
        700   Didot-Bottin (34)                             105,196
      1,000   Elf Aquitaine (12)                            107,902
      2,000   Emin Leydier (24)                             140,545
        375   Eurafrance SA (20)                            153,811
      1,000   Gaumont SA (20)                                73,013
      2,000   Legrand ADP (10)                              250,864
      1,000   Groupe NSC (19)                               129,346
      1,000   Promodes C.I. (28)                            321,494
         45   Societe Immobiliere Marseillarse (33)          60,120
        700   Taittinger (13)                               193,713
                                                       ------------
                                                          1,664,159
                                                       ------------
              SWITZERLAND (8.1%)
         55   Bank for Intl. Settements (3)                 386,262
        700   Edipresse SA (25)                             165,468
        500   Kuehne & Nagel Intl. AG (32)                  308,325
         75   Lindt & Sprungli AG PC (9)                    138,746
        850   Sika Finanz AG Bearer (7)                     266,735
        750   Societe General d'Affichage DRC (20)          272,354
                                                       ------------
                                                          1,537,890
                                                       ------------
              GERMANY (4.9%)
      6,500   Bayer AG (7)                                  250,581
      1,000   Buderus AG (5)                                555,316
      8,000   Gerresheimer Glas AG (4)                      134,240
                                                       ------------
                                                            940,137
                                                       ------------
              LATIN AMERICA (4.7%)
     35,000   Antofagasta Holding plc (21)                  266,950
      5,000   Bladex (3)                                    215,625
     43,750   Cresud S.A. (1)                                97,577
    151,543   Ledesma S.A. (1)                              181,878
     50,000   Siderca S.A.I.C. (12)                         128,769
                                                       ------------
                                                            890,799
                                                       ------------
              CANADA (4.5%)
     10,000   Canadian Pacific Ltd. (34)                    284,375
      5,000   Franco-Nevada Mining Corp. (21)               250,733
     15,000   Noranda, Inc. (21)                            323,147
                                                       ------------
                                                            858,255
                                                       ------------
              NEW ZEALAND (4.2%)
     50,000 * Apple Fields, Ltd. (14)                        17,354
    120,549   Carter Holt Harvey Limited (14)               312,571
     34,370   Independent Press Comm. Ltd. (20)             195,311
    130,000   Shortland Properties, Ltd. (27)                88,471
    300,260   Tasman Agriculture Limted (1)                 179,821
                                                       ------------
                                                            793,528
                                                       ------------
              HONG KONG (2.8%)
    615,790   CDL Hotels Intl. Ltd. (16)                    250,386
    250,000   Shaw Brothers (Hong Kong) Ltd.(20)            280,754
                                                       ------------
                                                            531,140
                                                       ------------
              NETHERLANDS (2.4%)
      7,000   German City Estates NV (27)                   $95,978
      4,500   Apothekers Cooperatie OPG (17)                154,824
      1,000   Randstad Holding NV (29)                      105,510
      1,500   Philips Electronics NV ADR (11)               107,813
                                                       ------------
                                                            464,125
                                                       ------------
              SWEDEN (2.4%)
      8,500   AssiDoman AB (14)                             242,354
      7,000   IRO AB (19)                                    85,731
      2,500   Investors AB 'B' (34)                         132,031
                                                       ------------
                                                            460,116
                                                       ------------
              BELGIUM (2.3%)
      1,000   Deceuninck Plastics Industries SA (4)         219,108
      1,000   Engrais Rosier SA (34)                        214,103
                                                       ------------
                                                            433,211
                                                       ------------
              SINGAPORE (1.9%)
     35,000   Clipsal Industries Ltd. (10)                  123,900
     25,000   Singapore Bus Service Ltd. (32)               119,780
     50,000   Times Publishing (25)                         111,912
                                                       ------------
                                                            355,592
                                                       ------------
              UNITED KINGDOM (1.8%)
     25,000   Berisford plc (34)                             59,054
     45,000 * McBride plc (9)                               101,432
     45,000   Royal Doulton plc (9)                         175,541
                                                       ------------
                                                            336,027
                                                       ------------
              AUSTRIA (1.3%)
      2,500   VAE AG (32)                                   247,279
                                                       ------------

              ITALY (1.0%)
    300,000 * Montedison NC Savings SPA (34)                194,461
                                                       ------------

              FINLAND (1.0%)
      2,500   Vaisala Oy A (5)                              190,299
                                                       ------------

              ISRAEL (0.8%)
     35,000   Israel Land Development Co. Ltd. (34)         156,382
                                                       ------------

              NORWAY (0.8%)
      7,500   Schibsted AS (20)                             148,608
                                                       ------------

              MEXICO (0.6%)
     25,000   Industrias Penoles SA de CV (21)              119,528
                                                       ------------

              DENMARK (0.6%)
      2,000   Carlsberg International A/S 'B' (9)           110,299
                                                       ------------

              TURKEY (0.1%)
  1,863,848   Medya Holdings SA (25)                         27,617
                                                       ------------

ONE FUND, INC.
INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS                           JUNE 30, 1997

                                                    MARKET
 SHARES                   COMMON STOCK               VALUE
---------------------------------------------------------------
             MISCELLANEOUS (2.9%)
     15,000  North European Oil Royalty Tr. (12)      $208,125
      5,000  Minorco ADR (34)                          115,313
    100,000  Lonrho plc (34)                           212,096
                                                  -------------
                                                       535,534
                                                  -------------

             TOTAL COMMON STOCK
                (81.3%) (COST  $12,797,390)        $15,448,558
                                                  -------------


                                                    MARKET
 SHARES                 PREFERRED STOCK              VALUE
---------------------------------------------------------------
             INDONESIA (2.1%)
      6,500  Freeport McMoRan Pfd. 'C' (22)           $191,750
     10,500  Freeport McMoRan Pfd. 'D' (22)            191,625
                                                  -------------
                                                       383,375
                                                  -------------
             SOUTH KOREA (0.3%)
     15,000  L.G. Electronics Pfd GDR (11)              87,000
                                                  -------------

             TOTAL PREFERRED STOCK
               (2.4%) (COST $567,404)                 $470,375
                                                  -------------


  FACE                                              MARKET
 AMOUNT                 SHORT-TERM NOTES             VALUE
---------------------------------------------------------------
             DRUGS (1.8%)
   $337,000  Abbott Laboratories
                5.420%  07-14-97                      $336,340
                                                  -------------

             ENTERTAINMENT (4.0%)
    759,000  Walt Disney Corp.
                6.100%  07-01-97                       759,000
                                                  -------------

             FINANCE (3.1%)
    600,000  Merrill Lynch
                6.200%  07-01-97                       600,000
                                                  -------------

             TOTAL SHORT-TERM NOTES (8.9%)
                (COST  $1,695,340)                  $1,695,340
                                                  -------------


  FACE                                                 MARKET
 AMOUNT                 NON-CONVERTIBLE BONDS          VALUE
------------------------------------------------------------------
                 U.S. DOLLAR (1.9%)
   $148,500      Federal Republic of Brazil 6.875%
                    due 04-15-06 (15)                    $137,177
    250,000      United Mexican States Disc.
                    6.820%  due 12-31-19 (15)             232,500
                                                      ------------
                                                          369,677
                                                      ------------
                 TOTAL NON CONVERTIBLE BONDS
                    (1.9%) (Cost  $315,093)              $369,677
                                                      ------------


  FACE                                                 MARKET
 AMOUNT                 CONVERTIBLE DEBENTURES         VALUE
------------------------------------------------------------------
                 U.S. Dollar (1.6%)
   $250,000      Cheil Jedang Corp.
                    3.000% due 12-31-06 (9)              $301,250
                                                      ------------

                 Non-U.S. Dollar (3.0%)
     50,000 GBP  BAA plc
                    5.750%  due 03-29-06 (32)              92,948
    150,000 GBP  Berisford plc
                    5.000%  due 01-31-15 (9)              179,034
        333 FF   Gaumont SA
                    3.750%  01-01-03 (20)                  33,324
      3,000 FF   Immobiliere Hoteliere
                    5.000%  01-01-01 (33)                  96,091
    170,000 NZ   Shortland Properties Inc.
                    7.500% due 12-31-98 (27)              114,537
  7,000,000 JPY  Nippon Yusen
                    2.000% due 09-29-00 (32)               63,886
                                                      ------------
                                                          579,820
                                                      ------------
                 Total Convertible Debentures
                    (4.6%) (COST  $1,086,765)            $881,070
                                                      ------------

                 Total Holdings
                    (Cost  $16,461,992)(a)            $18,865,020
                                                      ============


(a) Also represents cost for Federal
      income tax purposes.
* Non-income producing securities.

Foreign Currencies
GBP - British Pound
FF - French Franc
NZ - New Zealand Dollar
JPY - Japanese Yen

 INDUSTRY CLASSIFICATIONS                    (18)  Insurance
  (1)  Agriculture                           (19)  Machinery
  (2)  Automotive                            (20)  Media
  (3)  Banking                               (21)  Metal (non-ferrous)
  (4)  Building Products                     (22)  Mining
  (5)  Capital Goods                         (23)  Packaging
  (6)  Cement                                (24)  Paper
  (7)  Chemicals                             (25)  Publishing
  (8)  Computer Products                     (26)  Rail Equipment
  (9)  Consumer Products                     (27)  Real Estate
 (10)  Electrical Products                   (28)  Retailing
 (11)  Electronics                           (29)  Services
 (12)  Energy and Oil                        (30)  Steel
 (13)  Food & Beverage                       (31)  Textile
 (14)  Forest Products                       (32)  Transportation
 (15)  Governmental                          (33)  Utilities
 (16)  Hotels                                (34)   Miscellaneous
 (17)  Health Care


    The accompanying notes are an integral part of these financial statements

ONE FUND, INC.
INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

                                                   JUNE 30, 1997
Assets:
    Investments in securities at market
      value (note 1) (Cost $16,461,992) . ......    $18,865,020
    Cash in bank ...............................         11,434
    Unrealized gain on forward currency
      contracts (note 5) .......................        148,899
    Receivable for fund shares sold ............         71,168
    Receivable for securities sold .............        200,389
    Dividends and accrued interest receivable .          75,466
    Deferred organizational expenses (note 1) ..          2,119
    Other ......................................          1,250
                                                   -------------
      Total assets . ...........................     19,375,745
                                                   -------------

Liabilities:
    Unrealized loss on forward currency
      contracts (note 5) . .....................          4,888
    Payable for securities purchased . .........         24,827
    Payable for investment management
      services (note 3) ........................         22,875
    Accrued 12b-1 fees (note 6) ................         11,500
    Other accrued expenses . ...................            413
    Payable for fund shares redeemed ...........          1,000
                                                   -------------
      Total liabilities ........................         65,503
                                                   -------------

Net assets at market value .....................   $ 19,310,242
                                                   =============

Net assets consist of: .........................
    Par value, $.001 per share .................   $      1,250
    Paid-in capital in excess of par value . ...     15,690,279
    Accumulated undistributed net realized
      gain on investments . ....................      1,077,449
    Net unrealized appreciation (depreciation) on:
      Investments (note 1) .....................      2,403,028
      Foreign currency related transactions              (2,786)
      Forward currency contracts (note 5). .....        144,011
    Overdistributed net investment income . ....         (2,989)
                                                   -------------

Net assets at market value .....................    $19,310,242
                                                   =============

Shares outstanding. ............................      1,250,114

Net asset value per share ......................         $15.45
                                                   =============
Maximum offering price per share ($15.45/95%). .         $16.26
                                                   =============



STATEMENT OF OPERATIONS

                                      YEAR ENDED JUNE 30, 1997

Investment income:
  Interest ...............................         $123,305
  Dividends (a). .........................          359,120
                                             ---------------

     Total investment income ..............         482,425

Expenses:
  Management fees (note 3) ................         151,632
  12b-1 fees (note 6). ....................          42,120
  Custodian fees (note 3) .................          81,695
  Directors' fees .........................           2,860
  Professional fees .......................          11,324
  Organizational expense . ................           2,321
  Transfer agent fees . ...................          20,500
  Filing fees . ...........................          14,250
  Other. ..................................           7,443
                                             ---------------

     Total expenses .......................         334,145
                                             ---------------
     Less expenses voluntarily reduced
       or reimbursed (note 3). ............         (19,110)
                                             ---------------

     Net expenses .........................         315,035
                                             ---------------

     Net investment income ................         167,390
                                             ---------------

Realized and unrealized gain (loss) on
  investments and foreign currency:
  Net realized gain from:
     Investments. .........................       1,315,805
     Forward currency related transactions.         620,203
  Net increase (decrease) in unrealized
     appreciation (depreciation) on:
       Investments ........................         447,557
       Foreign currency related transactions        (54,052)
                                             ---------------

       Net gain on investments ............       2,329,513
                                             ---------------
       Net increase in net
       assets from operations                    $2,496,903
                                             ===============



(a)   Net of $28,385 foreign taxes withheld.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended             Year Ended
                                                                                    June 30, 1997          June 30, 1996
                                                                                    -------------          -------------

From operations:
    Net investment income ..................................................          $    167,390           $     93,053
    Realized gain on investments and foreign currency related transactions .             1,936,008                846,138
    Unrealized gain on investments and foreign currency related transactions               393,505              1,345,626
                                                                                      ------------           ------------
          Net increase in assets from operations ...........................             2,496,903              2,284,817
                                                                                      ------------           ------------

Dividends and distributions to shareholders:
    Dividends paid from net investment income ..............................              (178,422)               (84,854)
    Capital gains and foreign currency related transactions distributions ..            (1,072,777)              (646,095)
                                                                                      ------------           ------------
          Total dividends and distributions ................................            (1,251,199)              (730,949)
                                                                                      ------------           ------------

From capital share transactions (note 4):
    Received from shares sold ..............................................             4,465,324              3,712,934
    Received from dividends reinvested .....................................             1,281,180                612,162
    Paid for shares redeemed ...............................................            (2,765,311)            (2,767,518)
                                                                                      ------------           ------------
       Increase in net assets derived from capital share transactions ......             2,981,193              1,557,578
                                                                                      ------------           ------------
             Increase in net assets ........................................             4,226,897              3,111,446
                                                                                      ------------           ------------
Net Assets:
    Beginning of period ....................................................            15,083,345             11,971,899
                                                                                      ------------           ------------

    End of period (a) ......................................................          $ 19,310,242           $ 15,083,345
                                                                                      ============           ============

(a)    Includes undistributed (overdistributed) net investment income of....               ($2,989)                $8,188
                                                                                      ============           ============

FINANCIAL HIGHLIGHTS


                                                                                                                          4-30-93
                                                                                            Years Ended June 30,            to
                                                                                  1997       1996       1995       1994   6-30-93
                                                                                 ------     ------     ------     ------  -------
Per share data:
Net asset value, beginning of period ......................................      $14.47     $12.89     $13.32      $9.90  $10.00
Income from investment operations:
    Net investment income .................................................        0.14       0.10       0.14       0.05    0.03
    Net realized and unrealized gain (loss) on
       investments and foreign currency transactions ......................        1.92       2.24       0.63       4.01   (0.10)
                                                                                 ------     ------     ------     ------  ------
       Total income (loss) from investment operations .....................        2.06       2.34       0.77       4.06   (0.07)
                                                                                 ------     ------     ------     ------  ------
Less distributions:
    Dividends from net investment income ..................................       (0.15)     (0.39)     (0.14)     (0.05)  (0.03)
    Distributions from net realized capital gains and
       foreign currency transactions ......................................       (0.93)     (0.37)     (1.06)     (0.59)   0.00
                                                                                 ------     ------     ------     ------  ------
       Total distributions ................................................       (1.08)     (0.76)     (1.20)     (0.64)  (0.03)
                                                                                 ------     ------     ------     ------  ------
Net asset value, end of period ............................................      $15.45     $14.47     $12.89     $13.32   $9.90
                                                                                 ======     ======     ======     ======  ======

Total return ..............................................................       14.76%     18.65%      6.44%     40.65%  (0.68%(b)

Ratios and supplemental data:
Ratios net of fees reimbursed by advisor (c):

    Expenses ..............................................................        1.87%      1.72%      1.50%      1.50%   2.32%(a)
    Net investment income .................................................        0.99%      0.70%      1.11%      0.46%   1.93%(a)
Ratios assuming no fees reimbursed by advisor:
    Expenses ..............................................................        1.98%      1.72%      1.50%      1.50%   2.32%(a)
    Net investment income .................................................        0.88%      0.70%      1.11%      0.46%   1.93%(a)

Average commission rate (d) ...............................................       $0.02        N/A        N/A        N/A     N/A
Portfolio turnover rate ...................................................           9%        20%        39%        27%      0%
Net assets at end of period (millions) ....................................       $19.3      $15.1      $12.0      $10.4    $3.2


(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c)  The advisor has elected to reimburse certain operating expenses of the International Portfolio.
(d)  Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.


   The accompanying notes are an integral part of these financial statements.


ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

SCHEDULE OF INVESTMENTS                           JUNE 30, 1997

                                                         MARKET
 SHARES       U.S. COMMON STOCK                           VALUE
----------------------------------------------------------------
          CHEMICALS (1.0%)
  5,000   Lawter International Inc.                      $63,125
                                                      -----------
          Capital Goods (3.1%)
  2,000   Bandag Inc. Class 'A'                           97,375
  2,000   Franklin Electric Co. Inc.                      99,500
                                                      -----------
                                                         196,875
                                                      -----------
          Computer and Related (1.0%)
  5,000   Sterling Electronics                            63,750
                                                      -----------
          CONSUMER PRODUCTS (3.7%)
  2,000   Allen Organ Co. Class 'B'                       79,000
  1,300   Dole Foods Company, Inc.                        55,575
  5,000   Furniture Brands Intl., Inc.                    96,875
                                                      -----------
                                                         231,450
                                                      -----------
          FINANCE (5.4%)
  5,000   Classic Bancshares Inc.                         70,000
  7,000   East Texas Financial Services                  126,000
  5,000   First Federal Financial Corp.                   67,500
  5,000   Southern Banc Company, Inc.                     76,563
                                                      -----------
                                                         340,063
                                                      -----------
          FORESTRY & PAPER PRODUCTS (3.1%)
    500   Georgia Pacific Corporation                     42,688
  2,500   Greif Brothers Corp. Class 'A'                  67,500
  2,000   Rayonier Inc.                                   84,125
                                                      -----------
                                                         194,313
                                                      -----------
          MEDIA (0.2%)
  8,000   Integrity Music, Inc. 'A'                       15,000
                                                      -----------
          METALS AND MINING (1.1%)
  1,000   Reynolds Metals Company                         71,250
                                                      -----------
          OIL AND ENERGY (6.8%)
  6,500   North European Oil Royalty Trust                90,188
  1,300   Rochester & Pittsburgh Coal Co.                 56,550
 20,000   San Juan Basin Royalty Trust                   162,500
  2,957   Weatherford Enterra Corporation                113,844
                                                      -----------
                                                         423,082
                                                      -----------
          REAL ESTATE (0.6%)
  2,000   Alico, Inc.                                     39,250
                                                      -----------
          UTILITIES (0.8%)
  2,000   Montana Power Co.                               46,375
                                                      -----------
          MISCELLANEOUS (4.8%)
  6,000   Kaiser Ventures Inc.                            66,375
  5,000   UniFirst Corporation                           100,000
  5,000   Zero Corporation                               131,250
                                                      -----------
                                                         297,625
                                                      -----------

          TOTAL U.S. COMMON STOCK                     $1,982,158
                                                      -----------
            (31.6%) (Cost $1,546,191)





                                                         MARKET
SHARES          FOREIGN COMMON STOCK                      VALUE
-------   ------------------------------------------------------
          JAPAN (9.2%)
  6,000   Dai Tokyo Fire & Marine Ins. Co., Ltd. (18)    $34,795
 10,000   Dowa Fire & Marine Ins. Co., Ltd. (18)          49,694
  2,500   Fuji Photo Film Co. Ltd. (9)                   100,655
  7,000   Nittetsu Mining Co., Ltd. (22)                  54,716
  3,000   Secom Co., Ltd. (29)                           220,349
    400   Toho Co. (20)                                   66,026
  4,000   Tokio Marine Fire & Ins. Co., Ltd. (18)         52,402
                                                      -----------
                                                         578,637
                                                      -----------
          SWITZERLAND (7.8%)
     15   Bank for Intl. Settlements (3)                 105,344
    750   Edipresse SA 'Bearer' (25)                     177,287
    200   Kuehne & Nagel International AG (3)            123,330
     65   Schindler Holding AG PC (5)                     81,278
                                                      -----------
                                                         487,239
                                                      -----------
          HONG KONG (4.5%)
300,000   China-Hong Kong Photo Products (9)              87,131
203,566   CDL Hotels Intl. Ltd. (16)                      82,772
100,000   Shaw Brothers (Hong Kong) Ltd.(20)             112,301
                                                      -----------
                                                         282,204
                                                      -----------
          FRANCE (4.2%)
  1,500   Emin Leydier (14)                              105,409
    500   Groupe NSC (19)                                 64,673
    500   Legrand ADP (10)                                62,716
    600   Rougier SA (14)                                 31,401
                                                      -----------
                                                         264,199
                                                      -----------
          NEW ZEALAND (4.0%)
 50,000   Carter Holt Harvey Ltd. (14)                   129,645
 50,000   Shortland Properties, Ltd. (27)                 34,028
 50,000   Wrightson Ltd. (1)                              31,986
 10,000   Independent Press Communications (1)            56,826
                                                      -----------
                                                         252,485
                                                      -----------
          LATIN AMERICA (3.5%)
 10,000   Antofagasta Holding plc (21)                    76,271
500,000   Grupo Fernandez Editores (25)                  105,967
 30,308   Ledesma SA (1)                                  36,375
                                                      -----------
                                                         218,613
                                                      -----------
          GERMANY (3.2%)
    200   Buderus AG (5)                                 111,062
    100   Axel Springer Verlag AG (20)                    88,920
                                                      -----------
                                                         199,982
                                                      -----------
          UNITED KINGDOM (2.4%)
 45,000   ED & F Man (34)                                148,218
                                                      -----------
          SOUTH AFRICA (1.4%)
 15,000   Vaal Reefs Exploration Ltd. ADR (21)            72,188
  2,500   Western Areas Gold Mining Ltd. (21)             16,815
                                                      -----------
                                                          89,003
                                                      -----------
          BELGIUM (1.3%)
    376   Engrais Rosier SA (34)                          80,503
                                                      -----------
          CANADA (1.1%)
  3,000   Noranda, Inc. (21)                              64,629
                                                      ------------


ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO
SCHEDULE OF INVESTMENTS                                  JUNE 30, 1997

                                                              MARKET
SHARES         FOREIGN COMMON STOCK                            VALUE
----------------------------------------------------------------------
         SWEDEN (0.8%)
 5,000   Bylock & Nordsjofrakt AB 'B' (32)                    $23,004
 5,000   Gorthon Lines (32)                                    29,225
                                                        --------------
                                                               52,229
                                                        --------------
         NETHERLANDS (0.6%)
 2,600   German City Estates NV (27)                           35,649
                                                        --------------
         SINGAPORE (0.5%)
 6,500   Singapore Bus Service Ltd. (32)                       31,143
                                                        --------------
         MISCELLANEOUS (0.8%)
25,000   Lonrho plc (34)                                       53,024
                                                        --------------
         TOTAL FOREIGN COMMON STOCK
           (45.3%) (COST $2,736,418)                       $2,837,757
                                                        --------------
         TOTAL COMMON STOCK
             (76.9%) (COST  $4,282,609)                    $4,819,915
                                                        --------------

                                                              MARKET
SHARES               U.S. PREFERRED STOCK                      VALUE
----------------------------------------------------------------------
         MEDIA (1.0%)
 2,000   Cowles Media Co. Pfd.                                $59,000
                                                        --------------
         TOTAL U.S. PREFERRED STOCK
           (1.0%) (COST $46,250)                              $59,000
                                                        --------------

                                                              MARKET
SHARES             FOREIGN PREFERRED STOCK                     VALUE
----------------------------------------------------------------------
         INDONESIA (3.0%)
 2,500   Freeport McMoRan Pfd. 'D' (22)                       $45,625
 4,000   Freeport McMoRan Pfd. 'C' (22)                       118,000
                                                        --------------
                                                              163,625
                                                        --------------
         TOTAL FOREIGN PREFERRED STOCK
           (3.0%) (COST $177,847)                            $163,625
                                                        --------------
         TOTAL PREFERRED STOCK
           (4.0%) (COST $224,097)                            $222,625
                                                        --------------




    FACE                                                      MARKET
   AMOUNT             SHORT-TERM NOTES                         VALUE
---------------------------------------------------------------------
                AEROSPACE (2.9%)
   $184,000     Raytheon                                    $183,969
                   6.050%  due 07-02-97                 -------------



                FINANCE (4.1%)
    260,000     Merrill Lynch
                                                             260,000
                   6.200%  due 07-01-97                 -------------


                RESTAUTANTS (4.9%)

    304,000     McDonalds Corp.                              304,000
                   6.150%  due 07-01-97                 -------------



                TOTAL SHORT-TERM NOTES                      $747,969
                   (11.9%) (COST  $747,969)             -------------



   FACE                                                       MARKET
  AMOUNT                   NON-CONVERTIBLE BONDS               VALUE
---------------------------------------------------------------------
                U.S. DOLLAR (6.1%)
    $50,000     Cemex SA  10.000%
                   due 11-05-99 (6)                          $52,188
    148,500     Federal Republic Of Brazil EI FRN
                   6.875% due 04-15-06 (15)                  137,177
    145,500     Republic of Argentina FRB
                   6.750% due 03-31-05 (15)                  136,860
     50,000     PT Pabrik Kertas Tjiwi Kimia
                   13.250% due 08-01-01 (14)                  57,128
                                                        -------------
                TOTAL NON-CONVERTIBLE BONDS
                       (6.1%) (COST  $300,579)              $383,353
                                                        -------------

   FACE                                                       MARKET
  AMOUNT                  CONVERTIBLE DEBENTURES               VALUE
---------------------------------------------------------------------
                U.S. DOLLAR (1.0%)
    $55,000     Inversiones y Representaciones
                   4.500%  08-02-03 (27)                     $62,150
                                                        -------------
                NON U.S. DOLLAR (1.6%)
    100,000 NZ  Shortland Properties Inc.
                   7.500% due 12-31-98 (27)                   67,374
      1,000 FF  Immobilier Hoteliere
                   5.000% due 01-01-01 (16)                   32,030
                                                        -------------
                                                              99,404
                TOTAL CONVERTIBLE DEBENTURES
                   (2.6%) (COST  $152,921)                  $161,554
                                                        -------------
                TOTAL HOLDINGS
                   (COST  $5,708,175)(a)                  $6,335,416
                                                        =============


(a) Also represents cost for Federal income tax purposes.

Foreign Currencies
NZ - New Zealand Dollar
FF - French Franc

      Industry Classifications
       (1)  Agriculture
       (2)  Automotive
       (3)  Banking
       (4)  Building Products
       (5)  Capital Goods
       (6)  Cement
       (7)  Chemicals
       (8)  Computer Products
       (9)  Consumer Products
      (10)  Electrical Products
      (11)  Electronics
      (12)  Energy and Oil
      (13)  Food & Beverage
      (14)  Forest Products
      (15)  Governmental
      (16)  Hotels
      (17)  Health Care
      (18)  Insurance
      (19)  Machinery
      (20)  Media
      (21)  Metal (non-ferrous)
      (22)  Mining
      (23)  Packaging
      (24)  Paper
      (25)  Publishing
      (26)  Rail Equipment
      (27)  Real Estate
      (28)  Retailing
      (29)  Services
      (30)  Steel
      (31)  Textile
      (32)  Transportation
      (33)  Utilities

ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

                                                     JUNE 30, 1997

Assets:
   Investments in securities at market
     value (note 1) (Cost $5,708,175) . .........      $6,335,416
   Cash in bank .................................         (24,725)
   Unrealized gain on forward currency
     contracts (note 5) .........................          14,507
   Receivable for fund shares sold ..............           4,584
   Receivable for securities sold ...............          67,998
   Dividends and accrued interest receivable . ..          28,685
   Deferred organizational expenses (note 1) ....           1,214
   Other . ......................................           1,250
                                                   ---------------
     Total assets . .............................       6,428,929
                                                   ---------------
Liabilities:
   Unrealized loss on forward currency
     contracts (note 5) . .......................             709
   Payable for securities purchased . ...........         105,606
   Payable for investment management
     services (note 3) ..........................           9,239
   Accrued 12b-1 fees (note 6) ..................           3,788
   Other accrued expenses . .....................          11,320
   Payable for fund shares redeemed .............           2,433
                                                   ---------------
     Total liabilities ..........................         133,095
                                                   ---------------

Net assets at market value ......................      $6,295,834
                                                   ===============
Net assets consist of:
   Par value, $.001 per share . .................            $534
   Paid-in capital in excess of par value . .....       5,458,465
   Accumulated undistributed net realized .......
     gain on investments . ......................         199,558
   Net unrealized appreciation (depreciation) on:
     Investments (note 1) .......................         627,241
     Foreign currency related transactions ......            (860)
     Forward currency contracts (note 5). .......          13,798
   Overdistributed net investment income . ......          (2,902)
                                                   ---------------
Net assets at market value ......................      $6,295,834
                                                   ===============
Shares outstanding. .............................         534,162

Net asset value per share .......................          $11.79
                                                   ===============
Maximum offering price per share ($11.79/95%). ..          $12.41
                                                   ===============



STATEMENT OF OPERATIONS

                                    YEAR ENDED JUNE 30, 1997

Investment income:
  Interest .............................                  $76,483
  Dividends (a). .......................                  146,235
                                                   ---------------

    Total investment income ............                  222,718

Expenses:
  Management fees (note 3) .............                   52,669
  12b-1 fees (note 6). .................                   14,630
  Custodian fees (note 3) ..............                   33,615
  Directors' fees ......................                      980
  Professional fees ....................                    4,172
  Transfer agent fees . ................                   15,250
  Filing fees . ........................                    5,250
  Organizational expense (note 1) . ....                      522
  Other. ...............................                    2,431
                                                   ---------------

    Total expenses .....................                  129,519
                                                   ---------------
    Less expenses voluntarily reduced
      or reimbursed (note 3). ..........                  (10,899)
                                                   ---------------

    Net expenses .......................                  118,620
                                                   ---------------

    Net investment income ..............                  104,098
                                                   ---------------

Realized and unrealized gain on
  investments and foreign currency:
  Net realized gain from:
    Investments. .......................                  296,332
    Forward currency related transactions.                 92,434
  Net increase (decrease) in unrealized
    appreciation (depreciation) on:
      Investments ......................                  155,933
      Foreign currency related transactions               (20,550)
                                                   ---------------

      Net gain on investments ..........                  524,149
                                                   ---------------
      Net increase in net
      assets from operations ...........                 $628,247
                                                   ===============

(a)  Net of $6,626 foreign taxes withheld.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
GLOBAL CONTRARIAN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended             Year Ended
                                                                                             June 30, 1997          June 30, 1996
                                                                                             -------------          -------------
From operations:
   Net investment income ...........................................................          $   104,098           $   70,137
   Realized gain on investments and foreign currency related transactions ..........              388,766               217,196
   Unrealized gain on investments and foreign currency related transactions ........              135,383               465,907
                                                                                              -----------           -----------
       Net increase in assets from operations ......................................              628,247               753,240
                                                                                              -----------           -----------
Dividends and distributions to shareholders:
   Dividends paid from net investment income .......................................             (109,924)              (67,258)
   Capital gains and foreign currency related transactions distributions ...........             (345,450)              (61,081)
                                                                                              -----------           -----------
       Total dividends and distributions ...........................................             (455,374)             (128,339)
                                                                                              -----------           -----------
From capital share transactions (note 4):
   Received from shares sold .......................................................              966,852             1,281,031
   Received from dividends reinvested ..............................................              277,521                90,643
   Paid for shares redeemed ........................................................             (784,457)             (190,480)
                                                                                              -----------           -----------
     Increase in net assets derived from capital share transactions ................              459,916             1,181,194
                                                                                              -----------           -----------
         Increase in net assets ....................................................              632,789             1,806,095
                                                                                              -----------           -----------
Net Assets:
   Beginning of period .............................................................            5,663,045             3,856,950
                                                                                              -----------           -----------
   End of period (a) ...............................................................           $6,295,834           $ 5,663,045
                                                                                              ===========           ===========
(a)  Includes undistributed (overdistributed) net investment income of .............              ($2,902)          $     2,924
                                                                                              ===========           ===========

FINANCIAL HIGHLIGHTS


                                                                                                       11-1-94
                                                                                Years Ended June 30,      to
                                                                                  1997       1996      6-30-95
----------------------------------------------------------------------------------------------------  --------
Per share data:
Net asset value, beginning of period ......................................      $11.48     $10.01     $10.00
Income from investment operations:
   Net investment income ..................................................        0.20       0.16       0.17
   Net realized and unrealized gain on
     investments and foreign currency transactions ........................        0.99       1.61       0.13
                                                                                 ------     ------     ------
     Total income from investment operations ..............................        1.19       1.77       0.30
                                                                                 ------     ------     ------
Less distributions:
   Dividends from net investment income ...................................       (0.21)     (0.16)     (0.17)
   Distributions from net realized capital gains and
     foreign currency transactions ........................................       (0.67)     (0.14)     (0.12)
                                                                                 ------     ------     ------
     Total distributions ..................................................       (0.88)     (0.30)     (0.29)
                                                                                 ------     ------     ------
Net asset value, end of period ............................................      $11.79     $11.48     $10.01
                                                                                 ======     ======     ======
Total return ..............................................................       11.11%     17.84%      2.99%(b)

Ratios and supplemental data: Ratios net of fees reimbursed by advisor (c):
   Expenses ...............................................................        2.02%      2.14%      2.05%(a)
   Net investment income ..................................................        1.78%      1.49%      2.85%(a)
Ratios assuming no fees reimbursed by advisor:
   Expenses ...............................................................        2.21%      2.14%      2.05%(a)
   Net investment income ..................................................        1.59%      1.49%      2.85%(a)

Average commission rate (d) ...............................................       $0.01        N/A        N/A
Portfolio turnover rate ...................................................           6%        26%         8%
Net assets at end of period (millions) ....................................       $ 6.3     $  5.7     $  3.9

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c)  The advisor has elected to reimburse certain operating expenses of the Global Contrarian portfolio.
(d)  Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purcahsed and sold for which commissions were charged.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
CORE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS                            JUNE 30, 1997

  FACE                                                  MARKET
 AMOUNT     REPURCHASE AGREEMENTS                        VALUE
------------------------------------------------------------------
            FINANCIAL (13.5%)
 742,000    Star Bank 5.250% due 07-01-97
              repurchase price $742,108
              collateralized by GNMA certificates,
              pool # 5359
              due 01-20-24 (cost $740,000)                $742,000
                                                     -------------
            TOTAL REPURCHASE AGREEMENTS
               (13.5%) (COST $742,000)                    $742,000
                                                     -------------

                                                        MARKET
  SHARES                  COMMON STOCK                   VALUE
------------------------------------------------------------------
            AUTOMOTIVE AND RELATED (3.3%)
   1,800    Harley Davidson, Inc.                          $86,288
   5,850  * Miller Industries, Inc.                         93,600
                                                     -------------
                                                           179,888
                                                     -------------
            BUSINESS SERVICES (17.5%)
   2,500  * Appolo Group A                                  88,125
   2,500  * Accustaff, Inc.                                 59,219
   3,600  * Cambridge Technology Partners                  115,200
   2,300  * Corrections Corp. of America                    91,425
   2,900  * CUC International Inc.                          74,856
   2,300  * DST Systems, Inc.                               76,619
   2,800  * Gartner Group                                  100,625
   1,200  * HFS Inc.                                        69,600
   5,500  * Sitel Corp.                                    113,437
   3,800  * Teletech Holdings, Inc.                         99,038
   2,300  * US Office Products Corp.                        70,294
                                                     -------------
                                                           958,438
                                                     -------------
            COMMUNICATIONS (8.1%)
   2,800  * ADC Telecommunications                          93,450
   2,100  * Advanced Fibre Communications                  126,787
   2,300  * LCI International                               50,313
   3,200  * Pairgain                                        49,600
   1,800  * Tellabs Inc.                                   100,575
   1,800  * Videoserver, Inc.                               23,850
                                                     -------------
                                                           444,575
                                                     -------------
            COMPUTER AND RELATED (21.4%)
   2,600  * Aspen Technology, Inc.                          97,825
   1,400  * CDW Computer Centers Inc.                       74,288
   1,100  * Computer Sciences                               79,337
     200  * Dell Computer                                   23,487
     400  * Electronics for Imaging, Inc.                   18,900
   1,400    HBO & Co.                                       96,425
   2,300  * HNC Software                                    87,688
     400  * International Network Services                  10,400
   1,800  * Manugistics                                     80,100
     300  * Microtouch                                       6,900
   1,400  * Parametric Technology Corp.                     59,588
     900  * RWD Technologies                                15,525
   2,600  * Rational Software Corp.                         43,712
   1,500  * Remedy Corp.                                    60,000
   3,500  * Scopus Technology                               78,312
   2,400  * Security Dynamics Technologies, Inc.            88,500
   2,000  * Sterling Commerce                               65,750
   2,245  * Synopsys, Inc.                                  82,504
   1,500  * Visio Software                                 105,750
                                                     -------------
                                                         1,174,991
                                                     -------------


                                                        MARKET
SHARES           COMMON STOCK                            VALUE
------------------------------------------------------------------
         CONSUMER GOODS (1.9%)
3,150  * Blyth Industries, Inc.                           $106,312
                                                       -----------
         DRUGS (4.9%)
2,070  * Dura Pharmaceuticals, Inc.                         82,541
  800    Eli Lilly                                          87,450
3,200  * Parexel International                             101,600
                                                       -----------
                                                           271,591
                                                       -----------
         ELECTRICAL EQUIPMENT (3.0%)
1,600  * Altera Corp.                                       80,800
2,750  * Microchip Technology                               81,813
                                                       -----------
                                                           162,613
                                                       -----------
         ENTERTAINMENT AND LEISURE (1.5%)
2,500  * Regal Cinemas                                      82,500
                                                       -----------
         FINANCIAL SERVICES (3.4%)
1,600    Associates First Capital                           88,800
3,300    Money Store                                        94,669
                                                       -----------
                                                           183,469
                                                       -----------
         HOTEL/LODGING (1.0%)
  900  * Capstar Hotel                                      28,800
  800  * Signature Resorts                                  27,650
                                                       -----------
                                                            56,450
                                                       -----------
         INDUSTRIAL SERVICES (2.6%)
  800  * Cognex Corp.                                       21,200
2,000  * USA Waste Services, Inc.                           77,250
1,100  * United Waste Systems                               45,100
                                                       -----------
                                                           143,550
                                                       -----------
         MEDICAL AND RELATED (11.6%)
1,000  * Gulf Southern Medical Supply                       19,500
3,500  * Health Management Assoc., Inc.                     99,750
3,300    Omnicare, Inc.                                    103,537
1,400  * Oxford Health                                     100,450
2,000  * Pediatrix Medical Group                            91,625
2,720  * Phycor Inc.                                        93,670
3,900  * Physician Sales & Service                          74,100
  750  * Quintilies Transnational                           52,219
                                                       -----------
                                                           634,851
                                                       -----------
         OIL, ENERGY AND NATURAL GAS (3.2%)
  600  * Hanover Compressor Co.                             11,700
1,000  * Seacor Holdings                                    52,313
3,500  * Varco International                               112,875
                                                       -----------
                                                           176,888
                                                       -----------
         RETAIL (1.1%)
2,400  * West Marine                                        61,800
                                                       -----------
         TEXTILES (2.0%)
  500  * Ralph Lauren                                       13,687
  500    St. John Knits                                     27,000
1,700  * Tommy Hilfiger                                     68,319
                                                       -----------
                                                           109,006
                                                       -----------
         TRANSPORTATION (0.6%)
1,300  * Eagle USA Airfreight                               35,262
                                                       -----------
         TOTAL COMMON STOCK (86.9%)
            (COST  $4,566,713)                          $4,782,184
                                                       -----------
         TOTAL HOLDINGS
         (COST  $5,308,713)(a)                          $5,524,184
                                                        ==========

*   Non income producing security.
(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
CORE GROWTH PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES

                                                    June 30, 1997
Assets:
   Investments in securities at market
     value (note 1) (Cost $5,308,713) .........        $5,524,184
   Cash in bank ...............................               557
   Receivable for fund shares sold ............             4,899
   Dividends and accrued interest receivable ..               149
   Receivable for securities sold .............             5,150
   Other ......................................             1,810
                                                      -----------
     Total assets .............................         5,536,749
                                                      -----------
Liabilities:
   Payable for fund shares redeemed ...........            29,475


   Payable for securities purchased ...........            11,700
   Payable for investment management
     services (note 3) ........................             4,408
   Accrued 12b-1 fees (note 6) ................             2,965
   Other accrued expenses .....................             5,317
                                                      -----------
     Total liabilities ........................            53,865
                                                      -----------

Net assets at market value ....................        $5,482,884
                                                      ===========

Net assets consist of:
   Par value, $.001 per share .................        $      556
   Paid-in capital in excess of par value .....         5,421,174
   Accumulated undistributed net realized
     loss on investments ......................          (154,317)
   Net unrealized appreciation on investments .           215,471
                                                      -----------


Net assets at market value ....................        $5,482,884
                                                      ===========

Shares outstanding. ...........................           555,870

Net asset value per share .....................        $     9.86
                                                      ===========
Maximum offering price per share ($9.86/95%) ..        $    10.38
                                                      ===========



STATEMENT OF OPERATIONS

                  For the period November 1, 1996 to June 30, 1997

Investment income:
  Interest ............................................   $20,482
  Dividends. ..........................................     1,167
                                                        ---------

    Total investment income ...........................    21,649
                                                        ---------

Expenses:
  Management fees (note 3) ............................    27,257
  12b-1 fees (note 6) .................................     7,173
  Custodian fees (note 3) .............................     3,800
  Directors' fees .....................................       330
  Professional fees ...................................     1,192
  Transfer agent fees .................................    16,800
  Filing fees .........................................     2,000
  Other. ..............................................     4,248
                                                        ---------

    Total expenses ....................................    62,800
                                                        ---------
    Less expenses voluntarily reduced
      or reimbursed (note 3) ..........................    (2,322)
                                                        ---------

    Net expenses ......................................    60,478
                                                        ---------

    Net investment loss ...............................   (38,829)
                                                        ---------

  Realized and unrealized gain (loss) on investments:
   Net realized loss from investments .................  (154,317)
   Net increase in unrealized
    appreciation on investments .......................   215,471
                                                        ---------

      Net gain on investments .........................    61,154
                                                        ---------

      Net increase in net
      assets from operations ..........................   $22,325
                                                        =========




   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
CORE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                              11-1-96
                                                                                to
                                                                              6-30-97
                                                                             ------------
From operations:
   Net investment loss ............................................             ($38,829)
   Realized loss on investments ...................................             (154,317)
   Unrealized gain on investments .................................              215,471
                                                                             -----------
       Net increase in assets from operations .....................               22,325
                                                                             -----------
From capital share transactions (note 4):
   Received from shares sold ......................................            5,793,191
   Paid for shares redeemed .......................................             (332,632)
                                                                             -----------
     Increase in net assets derived from capital share transactions            5,460,559
                                                                             -----------
         Increase in net assets ...................................            5,482,884
                                                                             -----------
Net Assets:
   Beginning of period ............................................                    0
                                                                             -----------
   End of period (a) ..............................................           $5,482,884
                                                                             ===========
(a)  Includes undistributed net investment loss of ................             ($38,829)
                                                                             ===========

FINANCIAL HIGHLIGHTS

                                                                               11-1-96
                                                                                 to
                                                                               6-30-97
                                                                             -----------
Per share data:
Net asset value, beginning of period ..............................               $10.00
Income from investment operations:
   Net investment loss ............................................                (0.08)
   Net realized and unrealized gain on
     investments ..................................................                (0.06)
                                                                             -----------
     Total income from investment operations ......................                (0.14)
                                                                             -----------
Net asset value, end of period ....................................                $9.86
                                                                             ===========
Total return ......................................................                (1.40%)(b)

Ratios and supplemental data:
Ratio net of fees waived or reimbursed by advisor (c):
   Expenses .......................................................                 1.35% (a)
   Net investment loss ............................................                (0.87%)(a)

Ratios assuming no fees waived or reimbursed by advisor:
   Expenses .......................................................                 1.40%(a)
   Net investment loss ............................................                (0.82%(a)

Average commission rate (d) .......................................                $0.05
Portfolio turnover rate ...........................................                   80%
Net assets at end of period (millions) ............................                 $5.5

(a)  Annualized
(b)  Calculated on an aggregate basis (not annualized)
(c)  The advisor has reimbursed certain operating expenses of the Core Growth Portfolio.
(d)  Represents the total dollar amount of commissions paid on equity security transactions divided by the total number of shares purchased and sold for which commissions were charged.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

ONE Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund is a series investment company which consists of nine separate investment portfolios that seek the following investment objectives:

MONEY MARKET PORTFOLIO - current income consistent with preservation of capital and liquidity.
TAX-FREE INCOME PORTFOLIO - high current income exempt from federal income taxes.
INCOME PORTFOLIO - high current income. Preservation of capital is a secondary objective.
INCOME & GROWTH PORTFOLIO - moderate income with the potential for increasing income over time. Growth of capital is also a primary objective.
GROWTH PORTFOLIO - long-term capital growth.
SMALL CAP PORTFOLIO - maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.
INTERNATIONAL PORTFOLIO - long-term capital growth by investing primarily in common stocks of foreign companies.
GLOBAL CONTRARIAN PORTFOLIO - long-term growth of capital by investing in foreign and domestic securities believed to be under valued or presently out of favor.
The following portfolio commenced operations on November 1, 1996: CORE GROWTH PORTFOLIO - long-term capital appreciation.

The following is a summary of significant accounting policies:

Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7, which approximates market value. Premiums and discounts are amortized on a straight line basis. For the Money Market, Income, and Tax-Free Income portfolios, all of the undistributed net income is accrued as daily dividends to shareholders of record immediately before each computation of the net asset value of these portfolios. Dividends (representing net investment income) will normally be paid monthly to the shareholders of these three portfolios. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Accumulated net realized capital gains are distributed to shareholders at least once a year.

For all other portfolios, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International and Global Contrarian Portfolios, would not be reflected in the computation of the portfolios' net asset values. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contract). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

ONE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 1997

Each portfolio other than the Money Market Portfolio may, (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc.'s ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market fluctuations.

Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of the International and Global Contrarian Portfolios in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the first-in, first-out method.

The books and records of all the portfolios are maintained in U.S. dollars. Foreign currency amounts in the International and Global Contrarian Portfolios are translated into U.S. dollars on the following basis:
(1) market value of investments, other assets and liabilities--at exchange rates prevailing at the end of the period.
(2) purchases and sales of investments, income and expenses--at the rates of exchange prevailing on the respective dates of such transaction.

Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

ONE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 1997

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, the following reclassification was made in the Core Growth Portfolio: accumulated net investment loss has been decreased by $38,829, resulting in a reclassification adjustment to decrease Paid-in capital in excess of par value by $38,829. This reclassification has no effect on net assets or net asset value per share.

For Federal income tax purposes, the Tax-Free Income, Income and Core Growth Portfolios had net capital losses of $11,340, $103,545 and $154,317 respectively at June 30, 1997. If not offset by subsequent capital gains, $54,379 will expire June 30, 2003 in the Income Portfolio, $7,298 and $49,166 will expire June 30, 2004 in the Tax-Free Income and Income Portfolios, respectively, and $4,042 and $154,317 will expire June 30, 2005 in the Tax-Free Income and Core Growth Portfolios, respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for the portfolios until the capital loss carryovers have been offset or expire.

It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

Most expenses of the Fund can be directly attributed to a portfolio. Expenses which cannot be directly attributed are allocated between the portfolios in the Fund based on average net assets.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 1997 were as follows:


                                                             PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                    TAX-FREE                   INCOME &                      SMALL      INTERNA-TIONAL     GLOBAL          CORE
                     INCOME       INCOME        GROWTH        GROWTH          CAP                        CONTRARIAN       GROWTH
                    --------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation....   594,544      140,050      3,817,205    4,461,414      1,038,303       3,264,901        963,855       532,287
  Depreciation..           0      (32,850)       (69,587)    (366,308)      (182,970)       (861,873)      (336,614)     (316,816)
Net unrealized:

  Appreciation       594,544      107,200      3,747,618    4,095,106        855,333       2,403,028        627,241       215,471


The Money Market, Income, Income & Growth, and Growth Portfolios were organized on May 12, 1992 with the commencement of operations on August 18, 1992. The International Portfolio was organized on March 18, 1993 with commencement of operations on April 30, 1993. The Small Cap, Tax-Free Income and Global Contrarian Portfolios were organized on September 15, 1994 with the commencement of operations on November 1, 1994. The Core Growth Portfolio was organized on August 22, 1996 with the commencement of operations on November 1, 1996. Organizational expenses of approximately $68,000 were incurred with the start up of the original four portfolios, $11,590 with the start up of the International Portfolio and $7,813 with the Small Cap, Tax-Free, and Global Contrarian Portfolios. Such expenses will be charged against operations on a straight line basis over a period of 60 months from the commencement of operations of the respective portfolios. The Fund's sponsoring entity, Ohio National Life Insurance Company (ONLIC), has agreed that it shall continue to hold the initial shares purchased by it for at least as long as unamortized deferred organizational expenses continue to be carried as an asset of the Fund. The initial shares purchased were 25,000 shares of the Money Market Portfolio, 2,500 shares each of the Income, Income & Growth, and Growth Portfolios and 100 shares each of the International, Small Cap, Tax-Free Income, Global Contrarian and Core Growth Portfolios. ONLIC and its affiliates have also purchased additional shares of each portfolio and as of June 30, 1997 the additional shares owned were as follows: 6,496,306 shares of the Money Market Portfolio, 553,940 shares of the Tax-Free Income Portfolio, 508,244 shares of the Income Portfolio, 345,432 shares of the Income &

ONE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 1997

Growth Portfolio, 237,631 shares of the Growth Portfolio, 211,503 shares of the Small Cap Portfolio, 267,042 shares of the Global Contrarian Portfolio, and 250,000 shares of the Core Growth Portfolio.

(2) INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) from July 1, 1996 to June 30, 1997 were as follows:


                                    PORTFOLIO
                  -----------------------------------------------------------------------------------------------------------------
                    TAX-FREE                     INCOME &                        SMALL                          GLOBAL       CORE
                     INCOME        INCOME        GROWTH          GROWTH          CAP       INTERNATIONAL     CONTRARIAN    GROWTH

                  -----------------------------------------------------------------------------------------------------------------
Stocks &
Bonds:
  Purchases.....   860,370       338,858        2,409,535     3,180,333      1,495,002       4,898,161       1,349,218   6,694,358
  Sales.........   408,000       259,554        1,482,659     3,076,547      1,462,224       1,315,778         296,338   1,975,371
U.S. Govt.......
Obligations:

  Purchases.....    --             --           --             --             --             --              --          --
  Sales.........    --           405,500        --             --             --             --              --          --


(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS The Fund has an investment advisory agreement with ONI, a wholly owned subsidiary of ONLIC, under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. As compensation for its services, the Fund pays ONI a fee based on the average daily net asset value of each portfolio's assets.

For assets held in the Money Market, Tax-Free Income, Income, Income & Growth, Growth, and Small Cap Portfolios, the fees are as follows:


                                                                       PORTFOLIO

                    --------------------------------------------------------------------------------------------------------
                     MONEY             TAX-FREE                           INCOME & GROWTH                            SMALL
                     MARKET             INCOME             INCOME                                GROWTH               CAP

                    --------------------------------------------------------------------------------------------------------
First $100 mil......  0.30%               0.60%              0.50%              0.50%              0.50%              0.65%
Next $150  mil......  0.25%               0.50%              0.40%              0.40%              0.40%              0.55%
Over $250  mil......  0.20%               0.40%              0.30%              0.30%              0.30%              0.45%


For the International and Global Contrarian Portfolios, ONI is paid a fee at an annual rate of 0.90% of each Portfolios' average daily net asset values. ONI then pays Societe Generale Asset Management Corporation (SGAM) fees at an annual rate of 0.75% of the average daily net asset values for directing the investment and reinvestment of each portfolios' assets pursuant to a sub-advisory agreement between ONI and SGAM dated May 1, 1996. For the Core Growth Portfolio, ONI is paid a fee at an annual rate of 0.95% of the portfolio's average daily net asset value. ONI then pays Pilgrim Baxter & Associates (PBA) a fee at an annual rate of 0.75% of the average daily net asset value of the first $50 million of Portfolio assets, 0.70% of the next $100 million and 0.50% of portfolio assets in excess of $150 million for directing the investment and reinvestment of the portfolio's assets pursuant to a sub-advisory agreement between ONI and PBA dated November 1, 1996.

The advisor is presently waiving 0.15% of its management fees for certain portfolios. Management fees waived by ONI for the year ended June 30, 1997 were $37,694 ($0.002 per share), $13,228 ($0.021 per share), $12,594 ($0.018 per share), $21,373 ($0.024 per share), $22,671 ($0.029 per share) and $9,644
($0.025 per share) for the Money Market, Tax-Free Income, Income, Income & Growth, Growth and Small Cap Portfolios, respectively. Under the agreement between the Fund and ONI, ONI has agreed to reimburse the portfolios for expenses, other than advisory fees, 12b-1 fees, taxes and interest, in excess of 1% of their average daily net assets. For the year ended June 30, 1997, the reimbursement was $3,587, $7,469, $2,816, $19,110 $10,899 and $2,322 for the
Money Market, Income, Small Cap, International, Global Contrarian and Core Growth Portfolios, respectively.

ONE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 1997

Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $850 plus $200 for each meeting attended.

Through December 31, 1996, the Fund's transfer agent and dividend paying agent was The Provident Bank, One East Fourth Street, Cincinnati, Ohio. The Provident Bank was also the custodian for those portfolios other than the International and Global Contrarian Portfolios. Effective January 1, 1997, American Data Services, Inc., 24 West Carver Street, Huntington, New York became the new transfer agent and dividend paying agent for the fund. Also effective January 1, 1997, Star Bank, 425 Walnut Street, Cincinnati, Ohio became the new custodian for those portfolios other than the International and Global Contrarian Portfolios. The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For International and Global Contrarian Portfolio assets held outside the United States, Star Bank and Investors Fiduciary Trust Company enter into subcustodial agreements, subject to approval by the Board of Directors.

Certain directors and officers of the Fund are also directors and officers of ONI and ONLIC.

(4) CAPITAL SHARE TRANSACTIONS
Capital share transactions for the years ended June 30, 1997 and 1996 were as follows:


                                     MONEY MARKET                    TAX-FREE INCOME                  INCOME
                              -----------------------------    --------------------------   ----------------------------
                               YEAR ENDED     YEAR ENDED        YEAR ENDED   YEAR ENDED      YEAR ENDED     YEAR ENDED
                                 6-30-97        6-30-96          6-30-97       6-30-96         6-30-97       6-30-96
                              -----------------------------    --------------------------   ----------------------------
Capital shares
  issued on sales .......      17,151,447     13,411,231         39,876        29,199          20,785         79,707
Capital shares issued
  on reinvested dividends         545,914        821,475         14,155        28,673          23,352         44,241
Capital shares redeemed        19,142,752     12,570,685         20,980         6,062          93,120        126,327

                                     INCOME &  GROWTH                    GROWTH                       SMALL CAP
                              -----------------------------    --------------------------   ----------------------------
                               YEAR ENDED     YEAR ENDED        YEAR ENDED   YEAR ENDED      YEAR ENDED     YEAR ENDED
                                 6-30-97        6-30-96          6-30-97         6-30-96        6-30-97       6-30-96
                              -----------------------------    --------------------------   ----------------------------
Capital shares
  issued on sales .......      184,505        205,769           160,092       241,707          77,889         98,533
Capital shares issued
  on reinvested dividends       32,135         35,442            25,550        39,278          16,545          9,214
Capital shares redeemed        178,596         65,893           187,890        56,076          51,087         34,177

                                    INTERNATIONAL                   GLOBAL CONTRARIAN       CORE GROWTH
                              -----------------------------    --------------------------   -------------
                               YEAR ENDED     YEAR ENDED        YEAR ENDED   YEAR ENDED      YEAR ENDED
                                 6-30-97        6-30-96          6-30-97       6-30-96        6-30-97
                              -----------------------------    --------------------------   -------------
Capital shares
  issued on sales .....        324,624        269,792            88,240       116,554         592,472
Capital shares issued
  on reinvested dividends       73,771         45,454            22,545         8,493               0

Capital shares redeemed        190,431        201,916            69,858        17,222          36,602


Sales charges imposed on capital shares sold by The O.N. Equity Sales Company (ONESCO), the Fund's principal underwriter, a wholly-owned subsidiary of ONLIC, for the year ended June 30, 1997 were approximately $4,838, $9,432, $4,721, $71,902, $60,327, $26,344, $138,607, $26,228, and $68,350 for the Money Market,
Tax-Free Income, Income, Income & Growth, Growth, Small Cap, International, Global Contrarian and Core Growth Portfolios, respectively.

ONE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 1997

The Fund is authorized to issue 10 billion of its capital shares. The Money Market Portfolio has been allocated 200 million shares and the other eight portfolios have been allocated 100 million shares each. The remaining shares have not been allocated.

(5) COMMITMENTS

The International and Global Contrarian Portfolios enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. As of June 30, 1997, the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below summarized by currency:

                             INTERNATIONAL PORTFOLIO

 SETTLEMENT     CURRENCY TO BE DELIVERED       U.S. $ VALUE     CURRENCY TO BE RECEIVED     U.S. $ VALUE         UNREALIZED
DATES THROUGH   AMOUNT            TYPE          AT 06/30/97      AMOUNT         TYPE        AT 06/30/97       GAIN        LOSS
-------------   ------            ----          -----------      ------         ----        -----------       ----        ----
  09/10/97         364,000    Swiss Franc          $  251,451      259,040   U.S. Dollar       $  259,040    $  7,589
  01/08/98         911,500    Swiss Franc             638,708      635,103   U.S. Dollar          635,103               $ (3,605)
  09/17/97         207,000   Deutsche Mark            119,415      122,028   U.S. Dollar          122,027       2,612
  01/15/98         515,000   Deutsche Mark            299,758      308,040   U.S. Dollar          308,040       8,282
  08/08/97       6,755,000    French Franc          1,152,317    1,279,966   U.S. Dollar        1,279,965     127,648
  08/08/97          54,085    U.S. Dollar              54,085      315,000  French Franc           53,735                   (350)
  01/22/98         564,500    French Franc             97,401       99,507   U.S. Dollar           99,507       2,106
  09/24/97     147,150,000    Japanese Yen          1,300,831    1,301,493   U.S. Dollar        1,301,493         662
  01/29/98      23,250,000    Japanese Yen            209,364      208,431   U.S. Dollar          208,431                   (933)
                                             ----------------                             --------------- ----------- ----------

                                                   $4,123,330                                  $4,267,341    $148,899    $(4,888)
                                                   ==========                             ======================================

                                                    GLOBAL CONTRARIAN PORTFOLIO

 SETTLEMENT     CURRENCY TO BE DELIVERED       U.S. $ VALUE      CURRENCY TO BE RECEIVED     U.S. $ VALUE        UNREALIZED
DATES THROUGH   AMOUNT            TYPE          AT 06/30/97      AMOUNT          TYPE        AT 06/30/97       GAIN       LOSS
-------------   ------            ----          -----------      ------          ----        -----------       ----       ----
  08/08/97         664,000    French Franc         $  113,270      126,626   U.S. Dollar        $  126,626    $ 13,356
  08/08/97          40,285    U.S. Dollar              40,285      232,000   French Franc           39,576               $ (709)
  09/24/97          56,391    U.S. Dollar              56,391    6,497,000   Japanese Yen           57,435       1,044
  09/24/97      24,000,000    Japanese Yen            212,164      212,272   U.S. Dollar           212,271         107
                                             ----------------                              --------------- ----------- --------

                                                   $  422,110                                   $  435,908    $ 14,507   $ (709)
                                             ================                              =============== =========== =========

(6) DISTRIBUTION PLAN

The Fund has a distribution agreement (12b-1 Plan) with ONESCO under the terms of which the Fund pays a fee for shareholder service and sales of Fund shares based on the average daily net assets of the portfolio. For those assets not in the Money Market Portfolio, the fee is at an annual rate of 0.25% of average net assets and can increase to 0.30% for sales representatives who service $5 million or more of Fund shares. The fee for the Money Market Portfolio is 0.15% of average net assets and can increase to a maximum of 0.17% for the aforementioned servicing level.

INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholders
ONE Fund, Inc.

We have audited the accompanying statements of assets and liabilities and the schedules of investments of ONE Fund, Inc: (comprising, respectively, the Money Market, Tax-Free Income, Income, Income & Growth, Growth, Small Cap, International, Global Contrarian and Core Growth Portfolios) as of June 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our rsponsibility is to express an opinion on these financial statements and highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising ONE Fund, Inc. as of June 30, 1997, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP


Cincinnati, Ohio
July 29, 1997

                                    APPENDIX

DEBT SECURITY RATINGS

The Securities and Exchange Commission has designated six nationally recognized statistical rating organizations: Duff and Phelps, Inc. ("D & P"), Fitch Investors Service, Inc. ("Fitch"), Moody's Investors Service, Inc. (Moody's"), Standard & Poor's Corp. ("S & P"), and, with respect to bank-supported debt and debt issued by banks, broker-dealers and their affiliates, IBCA Inc. and its British affiliate, IBCA Limited ("IBCA") and Thompson Bankwatch, Inc. ("TBW"). ONIMCO may use the ratings of all six such rating organizations as factors to consider in determining the quality of debt securities, although it will generally only follow D&P, Fitch, Moody's and S&P. IBCA and TBW will only be consulted if fewer than two of the other four rating organizations have given their top rating to a security. Only the ratings of Moody's and S & P will be considered in determining the eligibility of bonds for acquisition by the ONE Fund.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

COMMERCIAL PAPER:

Moody's short-term debt ratings are opinions of the ability of issuers to punctually repay senior debt obligations having an original maturity not exceeding one year.

P-1 The Prime-1 (P-1) rating is the highest commercial paper rating assigned by Moody's. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above for P-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BONDS:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

      While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated as Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba by Moody's are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other term of the contract over any long period of time may be small.

STANDARD & POOR'S CORP. ("S & P")

COMMERCIAL PAPER:

An S & P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than one year.

A-1 This is S & P's highest category and it indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are designated A-1+.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated as A-1.

Bonds:

AAA Bonds rated AAA by S&P are the highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Market prices move with interest rates, and hence provide maximum safety on all counts.

AA Bonds rated AA by S&P also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

A Bonds rated A by S&P are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but to some extent, also economic conditions.

BBB The BBB or medium grade category is the borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. Marketwise, the bonds are more responsive to business and trade conditions than to interest rates. This is the lowest group which qualifies for commercial bank investments.

BB Debt rated BB by S&P has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B Debt rated B by S&P has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

DUFF & PHELPS, INC. ("D & P")

COMMERCIAL PAPER:

D & P's short-term ratings have incorporated gradations of "1+" and "1-" in recognition of quality differences within the first tier.

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICE, INC. ("FITCH")

COMMERCIAL PAPER

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Fitch's short-term ratings emphasize the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

                                 ONE FUND, INC.

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

FINANCIAL STATEMENTS AND EXHIBITS

The following audited financial statements are included in Part B of this registration statement:


    Statements of Assets and Liabilities as of June 30, 1997

    Statements of Operations for the year ended June 30, 1997

    Statements of Changes in Net Assets for the Years Ended June 30, 1997
    and 1996

    Schedule of Investments at June 30, 1997 - - Money Market Portfolio

    Schedule of Investments at June 30, 1997 - - Tax-Free Income Portfolio

    Schedule of Investments at June 30, 1997 - - Income Portfolio

    Schedule of Investments at June 30, 1997 - - Income & Growth Portfolio

    Schedule of Investments at June 30, 1997 - - Growth Portfolio

    Schedule of Investments at June 30, 1997 - - Small Cap Portfolio

    Schedule of Investments at June 30, 1997 - - International Portfolio

    Schedule of Investments at June 30, 1997 - - Global Contrarian
                                                 Portfolio

    Schedule of Investments at June 30, 1997 - - Core Growth Portfolio


    Notes to Financial Statements as of June 30, 1997

    Independent Auditors' Report of KPMG Peat Marwick LLP dated July 29,
    1997


The following audited financial information is included in Part A of this registration statement:

    Financial Highlights (for the years ended June 30, 1997)

Written consents of the following persons:

    Ronald L. Benedict, Esq. as Legal Counsel to the Registrant

    Jones & Blouch L.L.P. as Legal Counsel to the Registrant

    KPMG Peat Marwick LLP as Independent Certified Public Accountants for the Registrant

Exhibits:

(16) Computation of Performance Data

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Articles of Incorporation of the Registrant as filed in the Maryland State Department of Assessments and Taxation on April 24, 1992, were filed as Exhibit (1) of the Registrant's Form N-1A on May 18, 1992.

(1)(b) Articles of Amendment of the Registrant as filed in the Maryland State Department of Assessments and Taxation on July 28, 1992, were filed as Exhibit (1)(b) under Pre-effective Amendment No. 2 to the Registrant's Form N-1A on July 27, 1992.

(1)(c) Articles Supplementary of the Registrant as filed in the Maryland State Department of Assessments and Taxation on December 30, 1992 were filed as Exhibit (1)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 1, on February 16, 1993.

(1)(d) Articles Supplementary of the Registrant as filed in the Maryland State Department of Assessments and Taxation on September 29, 1994, were filed as Exhibit (1)(d) of the Registrant's Form N-1A, Post-effective Amendment no. 6, on May 4, 1995.
(1)(e) Articles Supplementary of the Registrant as filed in the Maryland State Department of Assessments and Taxation on September 16,
          1996 were filed as Exhibit (1)(e) of the Registrant's Form N-1A, Post-effective Amendment no. 9 on November 12, 1996.

(2) By-laws of the Registrant as amended by the Board of Directors on December 10, 1992 were filed as Exhibit (2) of the Registrant's Form N-1A, Post-effective Amendment No. 1, on February 16, 1993.

(4) Specimen copies of certificated securities of the Money Market, Income, Income & Growth and Growth Portfolios were filed as Exhibit
          (4) of the Registrant's Form N-1A on May 18, 1992.

(4)(a) Specimen copy of certificated securities of the International Portfolio were filed as Exhibit (4)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 2, on February 26, 1993.

(4)(b) Specimen copies of certificated securities of the Tax-Free Income, Small Cap and Global Contrarian Portfolios were filed as Exhibit
          (4)(b) of the Registrant's Form N-1A, Post-effective Amendment No. 5 on September 1, 1994.

(4)(c) Specimen copy of certificated securities of the Core Growth Portfolio was filed as Exhibit (4)(c) of the Registrant's Form N-1A, Post-effective Amendment no. 9 on November 12, 1996.


(5) Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (5) of the Registrant's Form N-1A, Post-effective Amendment No. 8 on August 21, 1996.

(5)(a) Sub-Advisory Agreement (for the International and Global Contrarian Portfolios) between Ohio National National Investments, Inc. and Societe Generale Asset Management Corp., dated May 1, 1996, was filed as Exhibit (5)(a) of the Registrant's Form N-1A, Post-effective Amendent No. 8 on August 21, 1996.

(5)(b) Sub-Advisory Agreement (for the Core Growth Portfolio) between Ohio National Investments, Inc. and Pilgrim Baxter & Associates, Ltd., dated November 1, 1996, was filed as Exhibit (5)(b) of the Registrant's Form N-1A, Post-effective Amendment no. 9 on
          November 12, 1996.

(5)(b)(1) Schedule A, amended October 31, 1996, to the Investment Advisory Agreement between the Registrant and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (5)(b)(1) of the Registrant's form N-1A, Post-effective Amendment no. 9 on November 12, 1996.

(6) Principal Underwriting Agreement between the Registrant and Ohio National Equities, Inc. was filed as Exhibit (6) of the Registrant's Form N-1A, Post-effective Amendment No. 10, on April 30, 1997.


(8) Custodian Agreement dated May 12, 1992, between the Registrant and The Provident Bank was filed as Exhibit (8) of the Registrant's Form N-1A on May 18, 1992.

(8)(a) Custody Agreement (for the International Portfolio) between the Registrant and Investors Fiduciary Trust Company was filed as Exhibit
          (8)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 3 on April 29, 1993.

(9)(a) Agency Agreement dated May 12, 1992, between the Registrant and The Provident Bank was filed as Exhibit (9)(a) of the Registrant's Form N-1A on May 18, 1992.

(9)(b) Repurchase Transactions, Terms and Conditions (master agreement) dated May 12, 1992, between the Registrant and The Provident Bank was filed as Exhibit (9)(b) of the Registrant's Form N-1A on May 18, 1992.


(9)(c) Service Agreement among the Registrant, Ohio National Investments, Inc. and The Ohio National Life Insurance Company, dated May 1, 1996, was filed as Exhibit (9)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 8, on August 21, 1996.

(9)(d) Joint Insured Agreement among the Registrant, Ohio National Fund, Inc. and Ohio National Investments, Inc., dated May 1, 1996, was filed as Exhibit (9)(d) of the Registrant's Form N-1A, Post-effective Amendment No. 8, on August 21, 1996..


(9)(e) Engagement Letter of KPMG Peat Marwick as independent auditors for the Registrant was filed as Exhibit (9)(e) of the Registrant's Form N-1A on May 18, 1992.

(9)(f) Services Agreement (for the International Portfolio) between the Registrant and Interactive Data Corporation was filed as Exhibit
          (9)(f) of the Registrant's Form N-1A, Post-effective Amendment No. 4, on September 2, 1993.

(10)      Opinion and Consent of Ronald L. Benedict, Esq. was filed as Exhibit
          (10) of the Registrant's Form N-1A on May 18, 1992.

(10)(a) Opinion and Consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's International Portfolio, was filed as Exhibit (10)(a) of the Registrant's Form N-1A, Post-effective Amendment No. 2, on February 26, 1993.

(10)(b) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Tax-Free Income, Small Cap and Global Contrarian Portfolios, was filed as Exhibit (10)(b) of the Registrant's Form N-1A, Post-effective Amendment no. 6, on May 4, 1995.


(10)(c) Opinion and consent of Ronald L. Benedict, Esq., as to the shares of the Registrant's Core Growth Portfolio was filed as Exhibit (10)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 8, on August 21, 1996.

(13) Investment Letter, dated May 12, 1992, for initial subscription of capital stock of the Registrant was filed as Exhibit (13) of the Registrant's Form N-1A on May 18, 1992.

(13)(b) Supplement to Investment Letter, dated July 27, 1992, regarding initial subscription of capital stock of the Registrant was filed as Exhibit (13)(b) under Pre-effective Amendment No. 3 to the Registrant's Form N-1A on August 14, 1992.

(13)(c) Investment Letter for the initial subscription of capital stock of the Registrant's International Portfolio was filed as Exhibit (13)(c) of the Registrant's Form N-1A, Post-effective Amendment No. 3 on April 29, 1993.

(13)(d) Investment letter for the initial subscription of capital stock of the Registrant's Tax-Free Income, Small Cap and Global Contrarian Portfolios was filed as Exhibit (13)(d) of the Registrant's Form N-1A, Post-effective Amendment no. 6, on May 4, 1995.
(13)(e) Investment letter for the initial subscription of capital stock of the Registrant's Core Growth Portfolio was filed as Exhibit (13)(e) of the Registrant's Form N-1A, Post-effective Amendment no. 9 on November 12, 1996.

(15) 12b-1 Distribution Plan of Ohio National Equity Fund, Inc. adopted May 12, 1992, was filed as Exhibit (15) of the Registrant's Form N-1A on May 18, 1992.


(16) Computation of Performance Data was filed as Exhibits (16) of the Registrant's Form N-1A, Post-effective Amendment no. 4 on September 2, 1993, Post-effective Amendment no. 5 on September 1, 1994, Post-effective Amendment no. 7 on September 1, 1995, and Post-effective Amendment No. 8 on August 21, 1996.


PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


The Registrant is an affiliate of The Ohio National Life Insurance Company ("ONLI"). The diagram on page 4A shows all persons under common control with the Registrant. ONLI is a mutual life insurer and it owns 100% of the voting securities of each of its subsidiaries. As of August 14, 1997 ONLI also owned 92.2% of the voting securities of Ohio National Fund, Inc. ("ONF") which are held of record in the variable annuity separate accounts of ONLI. The remaining 7.8% of the voting securities of ONF are held of record by ONLI's wholly-owned subsidiary, Ohio National Life Assurance Corporation ("ONLAC") in the latter's variable life insurance separate account. ONLI owns 100% of the voting securities of the Registrant's investment adviser, Ohio National Investements, Inc. (the "Adviser") and 100% of the voting securities of the Registrant's principal underwriter, Ohio National Equities, Inc. ("ONEQ"). ONLI presently owns 40.5% of the voting securities of the Registrant.
NUMBER OF HOLDERS OF SECURITIES

As of August 14, 1997, the securities of the Registrant were held as follows:

         Title of Class                              Number of Record Holders
         --------------                              ------------------------
         Money Market Portfolio                               716
         Tax-Free Income Portfolio                             52
         Income Portfolio                                     197
         Income & Growth Portfolio                            852
         Growth Portfolio                                   1,340
         Core Growth Portfolio                                590
         Small Cap Portfolio                                  673
         International Portfolio                            2,331
         Global Contrarian Portfolio                          591

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------






-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           J. Miller

Treas. & Dir.       D. Taney          VP & Dir.           T. Backus

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           K. Donaldson

                                      Compliance Officer  J. Dunn

-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------


-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         R. DiTommaso          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         D. Cook
                                   V.P. & Dir.         D. McClure            Sr. Vice Pres.         G. Smith
VP & Dir.           S. Williams                                              Vice President         R. Broadwell
                                   Secy. & Dir.        M. Haverkamp          Vice President         M. Boedeker
VP                  K. Hanson                                                Vice President         R. DiTommaso
                                   Treasurer           K. Donaldson          Vice President         J. Houser
VP                  D. Hundley                                               Vice President         G. Pearson
                                   Compliance VP       J. Dunn               Vice President         D. Pennington
VP                  J. Martin                                                Vice President         M. Stohler
                                                                             Secy.                  R. Benedict
Treasurer           D. Taney       Operations VP       B. Turner             Asst. Secy.            J. Fischer
                                                                             Asst. Secy.            M. Haverkamp
Secretary           R. Benedict                                              Asst. Actuary          K. Flischel

Asst. Secy./Treas.  A. Starkey
-------------------------------    ------------------------------           ------------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                          -------------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------

-----------------------------         --------------------------------          --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVERSIFIED               A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer              Pres. & Dir.        J. Palmer
Vice Pres.          M. Boedeker                                           -----  Vice President      M. Boedeker
Vice Pres.          J. Brom           VP & Dir.           G. Smith               Vice President      J.Brom
Vice Pres.          D. McClure                                                   Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure             Treasurer           D. Taney
Treasurer           D. Taney                                            --------  Secy. & Dir.       R. Benedict
Secy. & Dir.        R. Benedict                                                   Asst. Secy.        A. Starkey
Asst. Secy.         A. Starkey                                                    Director           G. Castrucci
Director            G. Castrucci      Treasurer           K. Jaeger               Director           R. Love
Director            R. Love                                                       Director           G. Vredeveld
Director            G. Vredeveld      Secretary           M. Haverkamp
---------------------------------     --------------------------------            ---------------------------------

INDEMNIFICATION

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant (a Maryland corporation), except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceedings, if: (i) he or she acted in good faith; (ii) in the case of conduct in his or her official capacity he or she reasonably believed that his or her conduct was in the best interests of the Registrant, and in all other cases he or she reasonably believed that his or her conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he or she had no reasonable cause to believe his or her conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant. Under Article 11 of the Registrant's By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article 11 of Registrant's By-laws and Section 2-418 of the Maryland General Corporation Law.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Adviser is engaged in providing investment management services to the Registrant and to ONF. The Adviser is also authorized to provide such services to others. The Adviser has not engaged in any other business of a substantial nature during the past two fiscal years. The Adviser succeeded its predecessor, O.N. Investment Management Company ("ONIMCO") as investment adviser to the Registrant and ONF on May 1, 1996. The names of each director and officer of the Adviser and the business of a substantial nature of each during the past two fiscal years are as follows:

                             Position with        Business of a Substantial
Name                         the Adviser          Nature During Past Two Years
----                         -------------        ----------------------------

Joseph P. Brom               Director and         Senior Vice President and
                             President            Chief Investment Officer of
                                                  ONLI; Vice President of Registrant;
                                                  Senior Vice President of ONLAC; Vice
                                                  President of ONF; until 1997 was
                                                  Director and President of ONIMCO.


Michael A. Boedeker          Director and         Vice President, Fixed Income
                             Vice President       Securities of ONLI; Vice President of
                                                  ONLAC; Vice President of Registrant;
                                                  Vice President of ONF; until 1997 was
                                                  Director and Vice president of ONIMCO.

Stephen T. Williams          Director and         Vice President, Equity Securities of
                             Vice President       ONLI; Vice President of Registrant; Vice
                                                  President of ONF; until 1997 was Director
                                                  and Vice President of ONIMCO.

Keith O. Hanson              Vice President       Portfolio Manager of ONLI.

R. Douglas Hundley           Vice President       Investment  Officer of ONLI.

Jed R. Martin                Vice President       Investment Officer of ONLI




Ronald L. Benedict           Secretary            Second Vice President & Counsel
                                                  and Secretary of ONLI; Director and
                                                  Secretary of Registrant; Director and
                                                  Secretary of ONF; Director and Secretary
                                                  of ONEQ; Secretary of ONLAC; until 1997
                                                  was Secretary of ONIMCO.


Dennis R. Taney              Treasurer            Mutual Fund Financial Operations
                                                  Director of ONLI; Treasurer
                                                  of Registrant; Treasurer of ONF;
                                                  until 1997 was Treasurer of ONIMCO.


BUSINESS AND OTHER CONNECTIONS OF SGAM

Societe Generale Asset Management Corp. ("SGAM") provides investment management services to the International and Global Contrarian Portfolios of the Registrant and of ONF. SGAM's primary business is managing SoGen International Fund, Inc. and SoGen Funds, Inc. ("SoGen"), diversified investment companies of the management type registered under the 1940 Act. The officers and directors of SGAM and their business of a substantial nature during the past two fiscal years are as follows:

                              Position             Business of a Substantial
Name                          with SGAM            Nature During Past Two Years
----                          ---------            ----------------------------
Philip J. Bafundo             Secretary            Vice President, Secretary and
                              and Treasurer        Treasurer of SoGen; Certified Public
                                                   Accountant (New York)

Francis G. Bijon              Director             International Director of Societe
                                                   Generale Asset Management S.A.

Jean-Marie Eveillard          President and        President and Director of SoGen
                              Director

Jean-Pierre Gentil            Chairman of the      Chairman of the Board and Director of
                              Board and Director   SoGen; Manager of the Investment and
                                                   Custody Department of Societe
                                                   Generale

Jean Roger Huet               Director             President of New York Branch of
                                                   Societe Generale

Jean-Marie Stein              Director             Director of French Funds of Societe
                                                   Generale

BUSINESS AND OTHER CONNECTIONS OF PBA

Pilgrim Baxter & Associates, Ltd. ("PBA") provides investment management services to the Core Growth Portfolios of the Registrant and of ONF. PBA also serves as investment adviser to the PBHG Funds, Inc., diversified investment companies of the management type registered under the 1940 Act. PBA also provides investment advisory services to pension and profit-sharing plans, charitable institutions, corporations, individual investors, trusts, estates and other investment companies. The officers and directors of PBA and their business of a substantial nature during the past two fiscal years are as follows:

                             Position                  Business of a Substantial
Name                         with PBA                  Nature During Past Two Years
----                         --------                  ----------------------------

Harold J. Baxter             Director, Chairman        Director of United Asset Management
                             and Chief Executive       Corp.; Director, Chairman and Chief
                             Officer                   Executive Officer of PBHG Funds, Inc.

Gary L. Pilgrim              Director, President,      President of PBHG Funds, Inc.

                             Secretary, Treasurer

                             and Chief Investment

                             Officer

Brian F. Bereznak            Director and Chief        Vice President and Assistant Secretary
                             Operating Officer         of PBHG Funds, Inc.

Eric C. Schneider            Chief Financial Officer   N/A


PRINCIPAL UNDERWRITERS


The principal underwriter, ONEQ, also acts as the principal underwriter of variable annuity contracts issued by ONLI pursuant to Ohio National Variable Accounts A (File No. 811-1978), B (File No. 811-1979) and D (File No. 811-8642).
ONEQ, is also the principal underwriter of variable life insurance contracts issued by ONLAC pursuant to Ohio National Variable Account R (File No. 811-4320).

Name and Principal           Positions and Offices    Positions and Offices
Business Address *           with Underwriter         with Registrant
------------------           ---------------------    ---------------------
David B. O'Maley             Director and Chairman         None

John J. Palmer               Director, President and       Director and President
                             Chief Executive Officer

James I. Miller II           Director and Vice President   None

Trudy K. Backus              Director and Vice President   None


Ronald L.  Benedict          Director and Secretary        Director and Secretary




Kenneth Donaldson            Treasurer                     None

Joni L. Dunn                 Compliance Officer            None



* The principal business address of each of the foregoing individuals is One Financial Way, Cincinnati, Ohio 45242.

No commissions or compensation have been received, directly or indirectly, during the Registrant's last fiscal year, by any principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

LOCATION OF ACCOUNTS AND RECORDS

The books and records required under Section 31(a) and Rules thereunder are maintained and in the possession of the following persons:

(a)            Journals and other records of original entry:

                 For those portfolios other than the International and Global Contrarian Portfolios:

                 Star Bank, N.A.
                 425 Walnut Street
                 Cincinnati, Ohio  45202

                 and

                 American Data Services, Inc. ("ADS")
                 24 West Carver Street
                 Huntington, NY  11743

                 For the International and Global Contrarian Portfolios:

                 Investors Fiduciary Trust Co. ("IFTC")
                 127 West Tenth Street
                 Kansas City, Missouri  64105

(b)              General and auxiliary ledgers:

                 ADS and IFTC

(c)              Securities records for portfolio securities:

                 ADS and IFTC

(d)           Corporate charter (Articles of Incorporation), By-Laws and
              Minute Books:

                 Ronald L. Benedict, Secretary
                 ONE Fund, Inc.
                 One Financial Way
                 Cincinnati, Ohio  45242

(e)           Records of brokerage orders:

                 The Adviser

(f)           Records of other portfolio transactions:

                 The Adviser

(g)           Records of options:

                 The Adviser

(h)           Records of trial balances:

                 ADS and IFTC

(i) Quarterly records of allocation of brokerage orders and commissions:

                 The Adviser

(j) Records identifying persons or group authorizing portfolio transactions:

                 The Adviser

(k)           Files of advisory materials

                 The Adviser

MANAGEMENT SERVICES

Not Applicable

UNDERTAKINGS

Not Applicable

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of l933 and the Investment Company Act of l940, ONE Fund, Inc. has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the ned thereunto duly authorized in the City of Cincinnati and the State of Ohio on the 27th day of August, 1997.

                                 ONE FUND, INC.

                            By /s/ John J. Palmer
                              ------------------------------
                              John J. Palmer, President


Attest /s/ Ronald L. Benedict
      -----------------------
      Ronald L. Benedict, Secretary

Pursuant to the requirements of the Securities Act of l933, this post-effective amendment to its registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                  Title                               Date
---------                  -----                               ----
/s/ John J. Palmer         President and Director              August 27, 1997
-----------------------    (Principal Executive Officer)
John J. Palmer

/s/ Dennis R. Taney        Treasurer (Principal Financial      August 27, 1997
-----------------------    and Accounting Officer)
Dennis R. Taney

/s/ Ronald L. Benedict     Director                            August 27, 1997
-----------------------
Ronald L. Benedict

/s/ George E. Castrucci    Director                            August 27, 1997
-----------------------
George E. Castrucci

/s/ Ross Love              Director                            August 27, 1997
-----------------------
Ross Love

/s/ George M. Vredeveld    Director                            August 27, 1997
-----------------------
George M. Vredeveld

                         INDEX OF CONSENTS AND EXHIBITS

                                                            Page Number in
Exhibit                                                     Sequential Numbering
Number                     Description                      System Where Located
-------                    -----------                      --------------------
              Consent of Ronald L. Benedict, Esq.

              Consent of Jones & Blouch L.L.P.


              Consent of KPMG Peat Marwick LLP

(16)          Computation of Performance Data

[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]

                                           August 27, 1997


The Board of Directors
ONE Fund, Inc.
One Financial Way
Cincinnati, Ohio  45242

Re:  ONE Fund, Inc. Registration Statement
     File Nos. 33-47811 and 811-6675
     Post-effective Amendment No. 11

Gentlemen:

The undersigned hereby consents to the use of my name under the caption of "Legal Counsel" in the registration statement on Form N-1A of the above captioned registrant.


                                                     Sincerely,

                                                     /s/ Ronald L. Benedict
                                                     ---------------------------
                                                     Ronald L. Benedict
                                                     Secretary and Legal Counsel

RLB/nh

                             Jones & Blouch L.L.P.
                                 Suite 405-West
                        1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                               August 27, 1997


ONE Fund, Inc.
One Financial Way
Cincinnati, OH 45201

Dear Sirs:

        We hereby consent to the reference to this firm under the caption "Legal Counsel" in the Statement of Additional Information included in Post-Effective Amendment No. 11 under the Securities Act of 1933 to the Registration Statement for ONE Fund, Inc. to be filed with the Securities and Exchange Commission, File No. 33-47811.


                                                Very truly yours,

                                                /s/ Jones & Blouch L.L.P.
                                                --------------------------
                                                Jones & Blouch L.L.P.

                         INDEPENDENT AUDITORS' CONSENT

The Board of Directors
ONE Fund, Inc.:

We consent to the inclusion of our report included herein and to the references to our firm under the headings "Financial Highlights" in the prospectus and "Experts" in the Statement of Additional Information.


                                        KPMG Peat Marwick LLP


Cincinnati, Ohio
August 27, 1997